                                                        Registration No. 333-121449
                                                                 File No. 811-21686

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.     __                                   [X]

      Post-Effective Amendment No. __3__                                 [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.   5                                                    [X]

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                         OPPENHEIMER PORTFOLIO SERIES
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center-225 Liberty Street - New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On May 30, 2008 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

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The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

Oppenheimer
Portfolio Series

Prospectus dated May 30, 2008            This prospectus describes four funds
                                         which make up the Oppenheimer
                                         Portfolio Series.

                                         Conservative Investor Fund, which
                                         seeks current income with a secondary
                                         objective of long-term growth of
                                         capital.

                                         Moderate Investor Fund, which seeks
                                         long-term growth of capital and
                                         current income.

                                         Equity Investor Fund, which seeks
                                         long-term growth of capital.

                                         Active Allocation Fund, which seeks
                                         long-term growth of capital, with a
                                         secondary objective of current income.

                                         This prospectus contains important
As with all mutual funds, the            information about each Fund's
Securities and Exchange Commission has   objectives, investment policies,
not approved or disapproved the Fund's   strategies and risks. It also contains
securities nor has it determined that    important information about how to buy
this prospectus is accurate or           or sell shares of the Funds and other
complete. It is a criminal offense to    account features. Please read this
represent otherwise.                     prospectus carefully before you invest
                                         and keep it for future reference about
                                         your account.
                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

CONTENTS

            Overview

            ABOUT THE FUNDS

            The Funds' Investment Objectives and Principal
            Investment Strategies
            Main Risks of Investing in the Funds
            Fees and Expenses of the Funds
            About the Funds' Investments
            How the Funds are Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights
            More Information About the Underlying Funds

 ABOUT THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE? Oppenheimer Portfolio Series (the "Trust")
consists of four asset allocation funds: Conservative Investor Fund, Moderate Investor
Fund, Equity Investor Fund and Active Allocation Fund (each, a "Fund," and collectively, the "Funds").  Each Fund has the following objective:

o     Conservative Investor Fund seeks current income with a secondary objective of long-term growth of capital.

o     Moderate Investor Fund seeks long term growth of capital and current income.

o     Equity Investor Fund seeks long term growth of capital.

o     Active Allocation Fund seeks long term growth of capital with a secondary objective of current income.

WHAT DOES EACH FUND MAINLY INVEST IN? Each Fund is a special type of mutual fund known as a
"fund of funds" because it invests in other mutual funds. Under normal market conditions,
OppenheimerFunds, Inc. (the "Manager"), the investment manager of each Fund, will invest each Fund's assets in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the "Underlying Funds." "Normal market conditions" exist when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The following table details the Underlying Fund options that are available to each of the
Funds.

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                                            ConservativeModerate  Equity    Active
                                             Investor   Investor  Investor  Allocation
                                               Fund       Fund      Fund      Fund
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Oppenheimer Capital Appreciation Fund            X          X         X        X*
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Oppenheimer Champion Income Fund                 X          X         -        X*
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Oppenheimer Commodity Strategy Total             X          X         -        X*
Return Fund
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Oppenheimer Core Bond Fund                       X          X         -        X*
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Oppenheimer Developing Markets Fund              -          -         X        X*
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Oppenheimer Discovery Fund                       -          -         -        X*

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Oppenheimer Global Fund                          X          X         X         X
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Oppenheimer Global Opportunities Fund            -          -         X         X
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Oppenheimer Gold & Special Minerals Fund         -          -         -        X*
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Oppenheimer International Bond Fund              X          X         -        X*
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Oppenheimer International Growth Fund            -          -         -        X*
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Oppenheimer International Small Company          -          -         -        X*
Fund, Inc.
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Oppenheimer Limited-Term Government Fund         X          X         -        X*
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Oppenheimer Main Street Fund(R)                  X          X         X         X
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Oppenheimer Main Street Opportunity Fund(R)      -          X         X         X
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Oppenheimer Main Street Small Cap Fund(R)        -          -         X         X
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Oppenheimer MidCap Fund                          -          -         -        X*
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Oppenheimer Quest International Value            -          -         -        X*
Fund, Inc.
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Oppenheimer Real Estate Fund                     X          X         -         X
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Oppenheimer Rising Dividends Fund, Inc.          X          X         X         X

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Oppenheimer Small- & Mid- Cap Value Fund         -          -         -        X*
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Oppenheimer U.S. Government Trust                -          -         -        X*
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Oppenheimer Value Fund                           X          X         X        X*
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* Tactical Allocation Component.  Up to 20% of Active Allocation Fund's net assets may be invested according to a tactical allocation among the Underlying Funds noted with asterisks above or money market securities based on recommendations made by the Manager. "Tactical
Allocation," as used in this prospectus, refers to a strategy that involves adjusting the asset mix to take advantage of temporary market conditions that may present opportunities.
This tactical allocation portion will be invested in at least two Underlying Funds.
Additionally, the Manager could use derivatives to effect a tactical allocation if it is determined that the Active Allocation Fund's transactions would be detrimental to the
Underlying Funds listed above. The Manager will select Underlying Funds for the tactical allocation that, based on its proprietary tactical asset allocation models (including computer aided models), it believes will have the greatest potential for positive total returns.  The tactical asset allocation models use quantitative techniques to identify and validate trends in the prices of each Underlying Fund available for investment.  There can be no assurance that the Underlying Funds selected by these models will perform as anticipated.  The Underlying Funds selected may in fact decline in value and detract from the performance of the Fund.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? Under normal market conditions, the Manager seeks to achieve a Fund's objectives by allocating the Fund's assets mainly among shares of the Underlying Funds listed above according to the asset class targets described in the following table:

                  Conservative      Moderate       Equity         Active
                  Investor Fund     Investor Fund  Investor Fund  Allocation Fund

U.S. Equity              15%             35%          70%            40%
International Equity             5                   10                 30             15
Fixed Income                   70                    45                   0            20
Other                    10                    10                   0              5
Active Allocation                0                     0                  0            20

For temporary periods, a Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Allocations to individual Underlying Funds are determined by the Manager in seeking to meet the investment objective of each Fund.  The Manager monitors the Underlying Fund selections to ensure that they adhere to the asset allocations over time, and periodically rebalances each Fund's investments in the Underlying Funds to bring them back within their target weightings. In response to changing market or economic conditions, the Manager may change the asset class allocations, the Underlying Funds, or their target weightings at any time, without prior approval from or notice to shareholders. The Manager will allocate each
Fund's assets among the Underlying Funds to assure broad diversification within the guidelines of each Fund's investment objective. This diversification will be achieved by selecting Underlying Funds with different investment guidelines and styles. The Manager will look to diversify both domestically and internationally, among different investment styles and market capitalizations.

WHO ARE THE FUNDS DESIGNED FOR? The Funds are designed for investors seeking a professionally managed and diversified asset allocation portfolio.

o     Conservative Investor Fund is designed primarily for investors seeking relative stability and current income.

o     Moderate Investor Fund is designed primarily for investors seeking the growth potential of stocks, but who also want income potential of bonds.  Those investors should be willing to accept fluctuations in share prices.  The Fund may also be suitable for investors who want to achieve a broadly diversified holding of stocks and bonds.

o     Equity Investor Fund is designed primarily for investors seeking capital appreciation over the long-term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive allocation.
      The Fund does not seek income, and its primary focus is investment in stocks.  The
      Fund is intended as a long-term investment.

o     Active Allocation Fund is designed primarily for investors seeking to combine the growth potential of stocks with a smaller allocation to bonds, which can provide relative stability. Because the Underlying Funds generally invest a substantial portion of their assets in stocks, those investors should be willing to assume the risks of share price fluctuations that are typical for a fund that has substantial stock investments. The Fund is intended as a long-term investment.

While it may be appropriate for a portion of a retirement plan investment, the Funds are not a complete investment program.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  Each Fund's Board of Trustees can
change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of a Fund's outstanding voting shares (as defined in the
Investment Company Act of 1940, as amended (the "Investment Company Act")). The Funds'
investment objectives and principal investment strategies are not fundamental policies.
Unless otherwise stated in this prospectus or the Statement of Additional Information, investment policies of the Funds are not fundamental.

Certain investment objectives or strategies of the Underlying Funds are fundamental policies and others are non-fundamental policies, as indicated in each Underlying Fund's prospectus or Statement of Additional Information. Each Underlying Fund's Board of
Directors or Trustees can change non-fundamental policies without shareholder approval, including without the approval of the Funds.

Main Risks of Investing in the Funds

All investments have risks to some degree. The share prices of each Fund's shares generally change daily based on the values of the Underlying Funds' investments, which may be subject to a number of factors described below. By investing in different types of Underlying
Funds, the Funds have partial exposure to the risks of different areas of the market. The more a Fund allocates to equity Underlying Funds, the greater the expected risk. The Funds are also subject to the risk that poor security selection by the Underlying Funds may cause a Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the Underlying Funds in which the
Funds invest has its own investment risks, and those risks can affect the value of the
Underlying Funds' shares and therefore the value of the Funds' shares. To the extent that the Funds invest more of their assets in one Underlying Fund than in another, the Funds will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investments of each of the Underlying Funds are described in the section
"More Information About the Underlying Funds." There is no guarantee that the Underlying
Funds will achieve their investment objectives. The risks of the Underlying Fund's investments are described in the section "About the Funds' Investments-The Funds' Principal
Investment Policies and Risks." The principal risks of an investment in the Funds are different from the principal risks of an investment in any one of the individual Underlying
Funds and are described below.

      The Underlying Funds will pursue their investment objectives and policies without the approval of the Funds. If an Underlying Fund were to change its investment objective or policies, the applicable Fund may be required to sell its shares of the Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the
Underlying Funds are available without charge upon request by contacting OppenheimerFunds
Services toll free at 1.800.CALL OPP (225.5677), or they can be downloaded on the
OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

ALLOCATION RISK. Each Fund's ability to achieve its investment objective depends upon the
Manager's skill in selecting the best mix of Underlying Funds. There is the risk that the
Manager's evaluations and assumptions regarding the Underlying Funds' performance may be incorrect in view of actual market conditions.

AFFILIATED PORTFOLIO RISK. In managing the Funds, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However the Manager's fund of funds committee monitors the investment process, identifies addresses and resolves any potential issues and reports to the Boards of the Funds and of each Underlying Fund at least annually.

RISKS OF INVESTING IN EQUITY SECURITIES. Stocks and other equity securities held by the
Underlying Funds fluctuate in price in response to changes in equity markets in general, and their short-term volatility at times may be great. The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Different stock markets may behave differently from each other. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-
sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for those types of securities.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES. Fixed-income (debt) securities held by the
Underlying Funds may be subject to credit risk, interest rate risk, and prepayment risk.
Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. The value of debt securities are also subject to change when prevailing interest rates change.
When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. When interest rates fall, the issuers of mortgage-related debt securities may prepay principal to the Underlying Fund more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate.

HOW RISKY ARE THE FUNDS OVERALL? The risks described above and the risks of investing in the Underlying Funds in which the Funds invest collectively form the overall risk profile of the Funds. However, the allocation strategies that the Manager employs for the Funds are designed to allow risks to be offset by one another. For example the downward movement in one security or asset class may be offset by the upward movement in another. So while the
Underlying Funds have certain risk characteristics, the Manager's strategy of allocating
Fund assets to different Underlying Funds may allow those risks to be offset. The Funds'
risks mean that you can lose money by investing in a Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the
Funds will achieve their investment objectives.

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An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Funds' Past Performance

The bar charts and tables below show one measure of the risks of investing in a Fund, by showing each Fund's performance (for its Class A shares) from year to year for the full calendar years since each Fund's inception and by showing how the average annual total returns of each Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be
higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. A Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Conservative Investor Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -3.66%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 3.19% (4th Qtr `06) and the lowest return (not annualized)
before taxes for a calendar quarter was -0.64% (4th Qtr '07).

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Average Annual Total Returns       1 Year         Life of class
for    the    periods    ended

December 31, 2007

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Class  A   Shares   (inception

04/05/05)                          -0.39%             4.62%
  Return Before Taxes              -1.77%             3.49%
  Return After Taxes on
  Distributions                    -0.12%             3.32%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class B Shares (inception          -0.29%             5.02%

04/05/05)
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Class C Shares (inception           3.82%             6.03%

04/05/05)
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Class N Shares (inception           4.32%             6.61%

04/05/05)
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Class Y Shares (inception           6.03%             7.25%

04/05/05)
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Lehman Aggregate Bond Index         6.97%            5.17%*
(reflects no deduction for

fees, expenses or taxes)
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S&P 500 Index (reflects no          5.49%            10.30%*
deduction for fees, expenses

or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the Lehman Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt and the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Moderate Investor Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -5.70%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 4.30% (4th Qtr `06) and the lowest return (not annualized)
before taxes for a calendar quarter was -2.10% (4th Qtr '07).

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Average Annual Total Returns
for    the    periods    ended

December 31, 2007                  1 Year         Life of class

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Class  A   Shares   (inception

04/05/05)                          -0.02%             6.05%
  Return Before Taxes              -1.31%             5.06%
  Return After Taxes on
  Distributions                     0.29%             4.68%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class B Shares (inception           0.15%             6.53%

04/05/05)
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Class C Shares (inception           4.22%             7.52%

04/05/05)
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Class N Shares (inception           4.79%             8.12%

04/05/05)
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Class Y Shares (inception           6.45%             8.78%

04/05/05)
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Lehman Aggregate Bond Index         6.97%            5.17%*
(reflects no deduction for

fees, expenses or taxes)
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S&P 500 Index (reflects no          5.49%            10.30%*
deduction for fees, expenses

or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the Lehman Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt and the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Equity Investor Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -11.01%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 7.27% (2nd Qtr '07) and the lowest return (not annualized)
before taxes for a calendar quarter was -4.64% (4th Qtr `07).

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Average Annual Total Returns
for    the    periods    ended

December 31, 2007                  1 Year         Life of class

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Class  A   Shares   (inception

04/05/05)                           1.32%             9.94%
  Return Before Taxes               0.62%             9.35%
  Return After Taxes on
  Distributions                     1.56%             8.36%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class B Shares (inception           1.65%            10.53%

04/05/05)
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Class C Shares (inception           5.66%            11.45%

04/05/05)
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Class N Shares (inception           6.25%            12.13%

04/05/05)
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Class Y Shares (inception           7.96%            12.77%

04/05/05)
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S&P 500 Index (reflects no          5.49%            10.30%*
deduction for fees, expenses

or taxes)
-------------------------------------------------------------------
-------------------------------------------------------------------

MSCI World IndexSM (reflects        9.57%            15.02%*
no deduction for fees,

expenses or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and the Morgan Stanley
Capital International, Inc. (MSCI) World IndexSM, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The
Fund's investments vary from those in the indices.

Active Allocation Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -8.08%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 5.96% (4th Qtr '06) and the lowest return (not annualized)
before taxes for a calendar quarter was -4.10% (4th Qtr '07).

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Average Annual Total Returns
for    the    periods    ended

December 31, 2007                  1 Year         Life of class

-------------------------------------------------------------------
-------------------------------------------------------------------
Class  A   Shares   (inception

04/05/05)                          -0.60%             7.82%
  Return Before Taxes              -1.76%             6.84%
  Return After Taxes on
  Distributions                     0.12%             6.24%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class B Shares (inception          -0.25%             8.42%

04/05/05)
-------------------------------------------------------------------
-------------------------------------------------------------------

Class C Shares (inception           3.75%             9.36%

04/05/05)
-------------------------------------------------------------------
-------------------------------------------------------------------

Class N Shares (inception           4.30%             9.97%

04/05/05)
-------------------------------------------------------------------
-------------------------------------------------------------------

Class Y Shares (inception           5.94%            10.62%

04/05/05)
-------------------------------------------------------------------
-------------------------------------------------------------------

S&P 500 Index (reflects no          5.49%            10.30%*
deduction for fees, expenses

or taxes)
-------------------------------------------------------------------
-------------------------------------------------------------------

Lehman Aggregate Bond Index         6.97%            5.17%*
(reflects no deduction for

fees, expenses or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and the Lehman Aggregate
Bond Index, an unmanaged, broad-based index of investment grade corporate debt. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Funds

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Funds. Shareholders pay certain expenses directly, such as sales charges, which are the same for each of the Funds. The Funds pay other expenses directly for administration, distribution of their shares and other services. Since those expenses are paid from each Fund's assets, all shareholders therefore pay those expenses indirectly. In addition, each Fund indirectly bears its pro-rata share of fees and expenses from its investments in of the Underlying Funds. The numbers below are based on each Fund's expenses during its fiscal year ended January 31, 2008. Expenses may vary in future years.

Shareholder Fees (charges paid directly from your investment):
                                Class A    Class B  Class C  Class N  Class Y
                                  Shares    Shares   Shares   Shares   Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering       5.75%      None     None     None     None
price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)                           None(1)    5%(2)    1%(3)    1%(4)     None
(as % of the lower of the
original offering price or
redemption proceeds)

Annual Fund Operating Expenses:
(% of average daily net assets)
                                   Class A    Class B  Class C  Class N   Class Y
Conservative Investor Fund           Shares    Shares   Shares   Shares    Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Management Fees(5)                   0.00%     0.00%    0.00%     0.00%    0.00%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or Service          0.25%     1.00%    1.00%     0.50%    0.00%
(12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Other Expenses(6)                    0.10%     0.18%    0.15%     0.16%    0.01%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.56%     0.56%    0.56%     0.56%    0.56%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   0.91%     1.74%    1.71%     1.22%    0.57%

                                   Class A    Class B  Class C  Class N   Class Y
Moderate Investor Fund               Shares    Shares   Shares   Shares    Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Management Fees(5)                   0.00%     0.00%    0.00%     0.00%    0.00%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or Service          0.25%     1.00%    1.00%     0.50%    0.00%
(12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Other Expenses(6)                    0.12%     0.18%    0.14%     0.14%    0.02%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.58%     0.58%    0.58%     0.58%    0.58%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   0.95%     1.76%    1.72%     1.22%    0.60%

-----------------------------------------------------------------------------------

                                   Class A    Class B  Class C  Class N   Class Y
Equity Investor Fund                 Shares    Shares   Shares   Shares    Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Management Fees(5)                   0.00%     0.00%    0.00%     0.00%    0.00%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or Service          0.25%     1.00%    1.00%     0.50%    0.00%
(12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Other Expenses(6)                    0.20%     0.25%    0.23%     0.18%    0.02%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.63%     0.63%    0.63%     0.63%    0.63%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.08%     1.88%    1.86%     1.31%    0.65%

-----------------------------------------------------------------------------------

                                   Class A    Class B  Class C  Class N   Class Y
Active Allocation Fund               Shares    Shares   Shares   Shares    Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Management Fees(5)                   0.00%     0.00%    0.00%     0.00%    0.00%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or Service          0.25%     1.00%    1.00%     0.50%    0.00%
(12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Other Expenses(6)                    0.13%     0.17%    0.14%     0.10%    0.03%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Asset Allocation Fee                 0.10%     0.10%    0.10%     0.10%    0.10%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(7)   0.63%     0.63%    0.63%     0.63%    0.63%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Annual Operating Expenses(8)   1.11%     1.90%    1.87%     1.33%    0.76%

-----------------------------------------------------------------------------------

1. A Class A contingent deferred sales charge may apply to redemptions of investments of
  $1,000,000 or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.

2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

4.  Applies to shares  redeemed  within 18 months of a retirement  plan's first  purchase of
Class N shares.
5. The "Management  Fees" information in the table above reflects the fact that the Funds do not pay any direct management fees.
6. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays. The transfer agent has voluntarily undertaken to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for each class of each Fund.  This undertaking may be amended or withdrawn at any time. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.
7.    "Acquired Fund Fees and Expenses" are fees that the Funds incur indirectly through their investments in shares of the Underlying Funds and Oppenheimer Institutional Money
  Market Fund. They are based on the total annual expense ratios of those funds in which a
  Fund invested during its most recent fiscal year, without giving effect to any waivers or reimbursements. Any material change to a Fund's asset allocations to the Underlying Funds or to Oppenheimer Institutional Money Market Fund could increase or decrease the Acquired
  Fund Fees and Expenses. For purposes of this table, the term "Acquired Fund Fees and
  Expenses" is intended to cover mutual funds, hedge funds, private equity funds, and certain other pooled investment vehicles, but not securities, such as structured finance products, collateralized debt obligations or other securities not traditionally considered investment companies or private investment companies.
8. The Manager has voluntarily undertaken to limit these expenses for all classes of shares so that Total Annual Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates:

                                Class          Class          Class
                                  A     Class    C     Class    Y
                                          B              N
            Conservative        1.25%   2.00%  2.00%   1.50%  1.00%
            Investor Fund
            Moderate  Investor  1.30%   2.05%  2.05%   1.55%  1.05%
            Fund
            Equity    Investor  1.45%   2.20%  2.20%   1.70%  1.20%
            Fund
            Active  Allocation  1.45%   2.20%  2.20%   1.70%  1.20%
            Fund

  Those expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of each Fund's business.  The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and Oppenheimer Institutional Money
  Market Fund. The Manager may modify or terminate this undertaking at any time without notice to shareholders, but will not recover waived fees in subsequent fiscal periods.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples, which are based on the Total Annual Fund Operating Expenses, assume that you invest $10,000 in the indicated class of shares of the applicable Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If shares are redeemed:
Conservative Investor
Fund                      1 Year   3 Years  5 Years  10 Years
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $663      $850    $1,052   $1,635

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $678      $853    $1,152  $1,642*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $275      $543     $936    $2,036

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $225      $390     $674    $1,486

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares              $58      $183     $319     $716

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Moderate Investor Fund
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $667      $862    $1,073   $1,679

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $680      $859    $1,162  $1,675*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $276      $546     $941    $2,047

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $225      $390     $674    $1,486

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares              $62      $193     $336     $752

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Equity Investor Fund
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $679      $900    $1,139   $1,823

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $693      $896    $1,226  $1,815*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $291      $590    $1,015   $2,200

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $234      $418     $723    $1,589

--------------------------------------------------------------
--------------------------------------------------------------

Class Y shares              $67      $209     $363     $813

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Active Allocation Fund
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $682      $909    $1,155   $1,856

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $695      $903    $1,236  $1,842*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $292      $593    $1,020   $2,211

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $236      $424     $734    $1,612

--------------------------------------------------------------
--------------------------------------------------------------
Class Y shares              $78      $244     $424     $946

If shares are not
redeemed:                 1 Year   3 Years
Conservative Investor
Fund                                        5 Years  10 Years
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $663      $850    $1,052   $1,635

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $178      $553     $952   $1,642*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $175      $543     $936    $2,036

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $125      $390     $674    $1,486

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $58      $183     $319     $716

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Moderate Investor Fund
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $667      $862    $1,073   $1,679

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $180      $559     $962   $1,675*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $176      $546     $941    $2,047

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $125      $390     $674    $1,486

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $62      $193     $336     $752

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Equity Investor Fund
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $679      $900    $1,139   $1,823

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $193      $596    $1,026  $1,815*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $191      $590    $1,015   $2,200

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $134      $418     $723    $1,589

--------------------------------------------------------------
--------------------------------------------------------------

Class Y Shares              $67      $209     $363     $813

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Active Allocation Fund
--------------------------------------------------------------
--------------------------------------------------------------

Class A Shares             $682      $909    $1,155   $1,856

--------------------------------------------------------------
--------------------------------------------------------------

Class B Shares             $195      $603    $1,036  $1,842*

--------------------------------------------------------------
--------------------------------------------------------------

Class C Shares             $192      $593    $1,020   $2,211

--------------------------------------------------------------
--------------------------------------------------------------

Class N Shares             $136      $424     $734    $1,612

--------------------------------------------------------------
--------------------------------------------------------------
Class Y Shares              $78      $244     $424     $946

In the first group of examples, expenses include the Class A initial sales charge for Class
A and the applicable Class B, Class C or Class N contingent deferred sales charges.  In the second group of examples, Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.
[PG NUMBER]

31

*Class B expenses for years 7 through 10 are based on Class A expenses  since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Funds' Investments

THE FUNDS' PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. A Fund might not always include all of the different types of investments described in this prospectus. The Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

Investments in the Underlying Funds. Under normal circumstances, the Funds invest in diversified portfolios made up of varying allocations of investments in the Underlying
Funds. The Underlying Funds are chosen based on the Manager's determination that they could provide the diversification needed to implement the allocation strategies of the Funds. The choice of Underlying Funds, the objectives and policies of the Underlying Funds, and the
Funds' allocations to the Underlying Funds may change from time to time without approval by the Funds' shareholders.

STOCK AND OTHER EQUITY INVESTMENTS. Some of the Underlying Funds may invest primarily in common stocks or other types of equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. The issuers may be small, medium or large capitalization companies, as defined in the particular Underlying Fund's prospectus.
Not all Underlying Funds define small- and mid-cap issuers in the same way. Some of the
Underlying Funds may buy securities issued by foreign companies and some may emphasize investments in "growth" securities or "value" securities.
o     Common Stock. Common stock represents an ownership interest in the issuer and fluctuates in price in response to conditions affecting the issuer or changes in equity markets in general. An Underlying Fund may invest in common stock to seek capital appreciation, dividend income or both. Common stock is generally subordinate to the other securities of an issuer.

o     Preferred Stock. Preferred stocks are a form of equity security that typically have a fixed dividend that may cause their prices to behave more like those of debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of preferred stocks to decline. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

o     Convertible Securities. Some of the Underlying Funds may also buy interest bearing securities that are convertible into common stock. While many convertible securities are debt securities, the Underlying Funds consider some of them to be "equity equivalents" because of their features allowing them to be converted into common stock. Convertible securities may be subject to the risks of the common stock of the issuer as well as to credit risk and interest rate risk.  The credit rating of an
      "equity equivalent" convertible security generally has less impact on the Underlying
      Fund's investment decisions than in the case of other debt securities.

      Some of the Underlying Funds may buy convertible securities rated below investment grade by Moody's Investors Service, Inc., Standard & Poor's Rating Service or other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager). Below investment grade securities
      (commonly referred to as "junk bonds") are subject to a greater risk of default by the issuer than investment-grade securities.

Risks of Investing in Common Stock and other Equity Securities. The prices of common stock and other equity securities fluctuate in response to changing market conditions, and at times their short-term volatility may be great. An Underlying Fund's emphasis on growth stocks or stocks issued by foreign issuers or small- or mid-sized companies can also result in higher volatility. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. Other factors can affect a particular company's stocks price, such as poor earnings reports, loss of a major customer, litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Growth Investing. In selecting equity securities for purchase or sale, some of the
Underlying Funds use a "growth" investment style. A growth investment style seeks companies whose stock price is expected to increase at a greater rate than the overall market. They may be newer companies or they may be more established companies that are entering a growth cycle. Growth companies may be developing new products or services or may be expanding into new markets for their products, or they may be companies in businesses with above-average growth potential. A growth phase may be marked by increases in earnings, sales, cash flows or other factors, which suggest that the price of the company's stock may increase in value over time.

The Underlying Funds' portfolio managers may consider the following in seeking to implement a growth strategy:
o     companies that have strong revenue growth
o     companies with above-average earnings growth
o     companies that can sustain strong revenue and earnings growth
o     stocks with attractive valuations relative to their growth potential

Risks of Growth Investing. The stocks of growth companies may be more volatile than stocks of other types of companies. If a company's earnings growth fails to increase as expected, the stock price of a growth company may decline sharply. Investments in newer or smaller growth companies may offer greater opportunities for capital appreciation, but they involve substantially greater risks of loss and price fluctuations. Their stocks may be less liquid than those of older or larger issuers. That means some of the Underlying Funds could have greater difficulty selling a security of a smaller or newer issuer at an acceptable price, especially in periods of market volatility. Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.
Therefore, they may pay lower dividends than other companies or may not pay any dividends for some time. Also, it may take a substantial period of time before such Underlying Fund realizes a gain on an investment in a smaller or newer company, if it realizes any gain at all.

Value Investing. The portfolio managers of certain other Underlying Funds use a value investing strategy. In value investing, the portfolio managers use fundamental company analysis to seek stocks that have low prices in relation to what the portfolio managers believe to be the stock's real worth based on the company's prospects. The portfolio managers may consider a number of factors in this assessment. Among other considerations, they may look for stocks that they believe are not fully recognized by, or are temporarily out of favor with, the market. These Underlying Funds seek to realize appreciation in the value of their holdings when other investors recognize the intrinsic value of those stocks.

Risks of Value Investing. For Underlying Funds that use a value investing style, there is the risk that the Underlying Fund may not value a security accurately. Additionally, if the market does not recognize the security selected as undervalued, the price of a selected security might not appreciate in the way an Underlying Fund anticipates.

Foreign Equity Securities. Some of the Underlying Funds may buy securities of companies in any country, including companies in "emerging" or "developing" market countries. The foreign securities some of the Underlying Funds may buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion (more than 50%) of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. Some of the Underlying
Funds invest in securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts ("ADRs") or similar depository arrangements.

Risks of Foreign Securities. While foreign securities may offer special investment opportunities, there are also special risks that can reduce an Underlying Fund's share price and return. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in the foreign currency. Currency rate changes can also affect the distributions an Underlying Fund makes from income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Underlying Funds that invest in foreign securities. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in the settlement of transactions, changes in governmental, economic or monetary policy in the
United States or abroad, or other political or economic factors. These risks could cause the prices of foreign stocks to fall and could therefore depress an Underlying Fund's share prices. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Additionally, if an Underlying Fund invests a significant amount of its assets in foreign securities, it might be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Underlying Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the use of
"fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Boards of Directors or Trustees of the Underlying Funds believe to be their fair value, and the imposition of redemption fees by certain Underlying Funds, may help deter those activities.

Foreign securities owned by an Underlying Fund may trade on weekends or other days when the
Funds and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares.

Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Emerging market countries may have less developed legal and accounting systems. The governments of developing countries may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies and investments may be subject to greater risks of government restrictions on withdrawing dividends paid or the sale proceeds of securities from the country. Emerging market countries may have less developed securities markets and exchanges and their economies may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.

The securities of issuers in emerging markets may be less liquid, or more difficult to sell at an acceptable price than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that an Underlying Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging market investments may be substantially more volatile than investments in the United States or other developed countries and may be considered speculative.

Special Risks of Investing in Small- and Mid-Sized Companies. Some of the Underlying Funds
may emphasize investments in small- and/or mid-cap companies, as defined in the Underlying
Fund's prospectus. These companies can include both established and newer companies. While smaller, newer companies might offer greater opportunities for capital appreciation than larger, more established companies, they may involve substantially greater risk of loss and price fluctuation. The Underlying Funds may use different definitions of "small-cap" and
"mid-cap" companies, as stated in each Underlying Fund's prospectus. The Underlying Funds'
prospectuses are available without charge as indicated in the section "Risks of Investing in the Underlying Funds," above.

Small- and mid-sized companies may have limited product lines or markets for their products, more limited access to financial resources and less depth in management skill than larger companies. Their stocks also may be less liquid than those of larger issuers.
That means that an Underlying Fund could have greater difficulty selling those securities, especially in periods of market volatility, which could increase the potential for loss. It also may take a substantial period of time for an Underlying Fund to realize a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

Because the securities of smaller companies may be traded infrequently, to the extent that an Underlying Fund invests significantly in those securities, investors may seek to trade shares of the Underlying Funds based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). Certain of the
Underlying Funds, including the Oppenheimer Small- & Mid- Cap Value Fund, impose a 2%
redemption fee under certain circumstances to attempt to deter such price arbitrage. If such price arbitrage were otherwise successful, it might interfere with the efficient management of an Underlying Fund's portfolio to a greater degree than would be the case for a fund that invests in more liquid securities, because the Underlying Fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity. Successful price arbitrage activities might also dilute the value of an Underlying Fund's shares held by other shareholders, including the Fund.

Risks of Technology Stocks. Certain Underlying Funds may invest in technology stocks. The types of companies the portfolio managers of those Underlying Funds consider to be technology companies can be expected to change over time as developments in technology occur. To the extent an Underlying Fund is invested in stocks of technology companies, the value of the Underlying Fund's shares is particularly vulnerable to risks, including market and economic events, which affect technology companies and/or companies having investments in technology. The technology sector has historically exhibited great price volatility, or fluctuations in stock valuations. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations. The portfolio managers of the Underlying Funds take these factors into account when evaluating the long-term merits of a technology investment.

Risks of Initial Public Offerings (IPOs).  One of the Underlying Funds, Oppenheimer Main
Street Small Cap Fund(R), has no limit on the amount of its assets that can be invested in
IPOs.  By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading.  The market for those securities may be unseasoned. The issuer may have a limited operating history.  These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for this Underlying Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly may be involved in relatively new industries or lines of business that may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.

Investing in Special Situations. Periodically, some of the Underlying Funds might use aggressive investment techniques to seek to benefit from what the portfolio manager perceives to be a "special situation," such as a merger, reorganization, restructuring or other unusual event that is expected to affect a particular issuer. However, there is a risk that the anticipated change or event might not occur, which could have a negative impact on the price of the issuer's securities. In that case, an Underlying Fund's investment might not produce the expected gains or might incur a loss.

Cyclical Opportunities. Some of the Underlying Funds may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes. Some of the Underlying Funds might sometimes seek to take tactical advantage of short-term market movements or in anticipation of events that would affect particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the Underlying Fund's investments could fall.

Risks of Investing in Real Estate Securities.  One of the Underlying Funds, Oppenheimer
Real Estate Fund ("Real Estate Fund"), expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the securities this fund holds might decline as a result of the performance of individual securities, an overall decline in the stock markets or a general decline in real estate markets. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.  For more information about the risks of investing in real estate securities, you can request a prospectus of the Real Estate Fund by calling toll-free 1.800.CALL OPP (225.5677) or downloading a prospectus on the OppenheimerFunds website: www.oppenheimerfunds.com.

o     Real Estate Markets and REIT Risk.  Additionally, since Real Estate Fund concentrates its assets in the real estate industry, the Fund's investment in Real Estate
      Fund will be closely linked to the performance of the real estate markets.
      Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments.  Real Estate Investment Trust ("REIT") prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs or poor management. The REIT investment universe, which is approximated by the FTSE NAREIT All REITs Index, is comprised of roughly 169 companies ranging in market capitalization from $3.2 million to $25.5 billion (as of April 28, 2007), with an aggregate market capitalization of approximately $417 billion.

o     Small REIT Companies.  Small REIT company shares can be more volatile than, and perform differently from, larger REIT company stocks. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines, and changes in any one line of business may have a greater impact on a small company's stock price than would be the case for a larger company.

INVESTMENTS IN FIXED-INCOME SECURITIES. Certain of the Underlying Funds emphasize investments in debt securities, such as government securities and corporate bonds and debentures. The Underlying Funds might also buy short-term debt securities for liquidity purposes pending the purchase of new investments or to have cash to pay for redemptions of the Underlying Fund's shares. To seek higher income, some Underlying Funds can invest without limit in debt securities, commonly known as "junk bonds," that are rated below investment grade. That means that they are rated lower than "Baa" by Moody's Investors
Service or "BBB" by Standard & Poor's Rating Service or have comparable ratings by other nationally-recognized rating organizations or are unrated securities that the Manager considers to be of equivalent quality.

Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. An
Underlying Fund's share prices may go up or down when interest rates change because of the effect of those changes on the value of the Underlying Fund's investments in debt securities.

These fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities. When the average maturity of the Underlying Fund's portfolio is longer, its shares prices may fluctuate more when interest rates change. An Underlying
Fund may also buy zero-coupon or "stripped" securities, which may be particularly sensitive to interest rate changes. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

o     Prepayment Risk. Mortgage-related securities are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, borrowers will prepay the mortgages that underlie these securities more quickly than expected, causing the issuer of the security to repay the principal to the Underlying Fund prior to the security's expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If an Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Underlying Fund to lose a portion of its principal investment represented by the premium. Interest-only and principal-only mortgage-backed securities, which certain Underlying Funds may buy, are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

o     Extension Risk. If interest rates rise rapidly, repayments of mortgages may occur at a slower rate than expected and the expected maturity of mortgage-related securities could lengthen as a result. Mortgage-related securities generally have a greater potential for loss when prevailing interest rates rise. That could cause the value of an Underlying Fund's shares to fall.

o     Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk, and securities issued by other agencies of the U.S.
      government generally have low credit risks. Securities issued by private issuers generally have greater credit risks than government issued securities.

      If an issuer fails to pay interest, an Underlying Fund's income might be reduced, and if an issuer fails to repay principal, the values of that security and of the
      Underlying Fund's shares might fall. High-yield, lower-grade debt securities are especially subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. Securities issued by U.S. government agencies or instrumentalities carry an implied credit support from the U.S. government. These government agencies and instrumentalities are currently subject to a degree of focus by the U.S. Treasury, the U.S. Congress and the regulatory agencies which oversee those government agencies and instrumentalities. It is possible that the implied credit support of the U.S.
      government could be modified or withdrawn. However, at this time the likelihood of that event cannot be predicted at this time. In the event that the credit support is modified or withdrawn, those securities may be subject to a credit downgrade and the value of those securities may decline.

o     Special Risks of Lower-Grade Securities. The Underlying Funds that may invest in below investment grade securities ("junk bonds") may have greater credit risks than funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade debt securities. Securities that are below investment grade are exposed to a greater risk that the issuer might not meet its debt obligations or might default. There may be less of a market for lower grade securities, making it harder to value them or sell them at an acceptable price and possibly exposing an
      Underlying Fund to "price arbitrage" attempts as described above. Additionally, these securities may be subject to a greater risk of default. These risks may reduce an
      Underlying Fund's share price and the income it earns.

Foreign Debt Securities. Some of the Underlying Funds may invest in a variety of debt securities issued by foreign governments and companies, as well as "supra-national"
entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Underlying Funds'
foreign debt investments may be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging market countries and are considered speculative securities with higher risks of default.

U.S. Government Securities. Not all of the U.S. government securities that certain
Underlying Funds buy are backed by the full faith and credit of the U.S. government as to the payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury. Others are backed only by the credit of the issuing governmental entity. All of these different types of securities, described below, are generally referred to as "U.S. government securities" in this prospectus.
o     U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). All Treasury securities are backed by the full faith and credit of the United States as to the timely payment of interest and repayment of principal. Certain Underlying Funds can buy U.S. Treasury securities that have been "stripped" of their coupons, zero-coupon U.S. Treasury securities as described below, and Treasury Inflation Protection Securities.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.
      Certain Underlying Funds can invest in both direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government.
      Some of these securities are supported by the full faith and credit of the U.S.
      government, such as Government National Mortgage Association ("Ginnie Mae")
      pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
      Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie
      Mac") and Federal Home Loan Bank obligations. Others are supported only by the credit of the entity that issued them.

o     Mortgage-Related U.S. Government Securities. Certain Underlying Funds invest a significant amount of their assets in mortgage-related U.S. government securities.
      These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage-backed obligations ("CMOs") and other "pass-through"
      mortgage securities. CMOs have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral of U.S. government CMOs is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the payments on the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. Prepayment risk and extension risk, described above, can make the prices of CMOs and other mortgage-related securities very volatile when interest rates change. That volatility may affect an Underlying Fund's share price.

o     Forward Rolls. Certain Underlying Funds can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the
      Underlying Fund sells a mortgage-related security to a buyer for a specific settlement date and simultaneously agrees to repurchase a similar security on a future settlement date at a set price.

      During the period between the sale settlement date and the repurchase settlement date the Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities that an Underlying Fund has agreed to repurchase may decline below the price that the Underlying Fund is obligated to pay for the securities, or that the counterparty might default in its obligation. At any given time, a substantial portion of certain Underlying Fund's assets may be subject to these risks.

Private-Issuer Securities. Certain Underlying Funds may invest primarily in debt securities issued by private issuers that do not offer any credit backing of the U.S. government.
These may include multi-class debt or pass-through certificates secured by mortgage loans.
They may be issued by banks, savings and loans, mortgage bankers or special trusts. Certain
Underlying Funds can buy other types of asset-backed securities collateralized by loans, other assets or receivables. Private issuer securities are subject to the credit risks of the issuer. There is the risk that the issuer may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees. Certain Underlying Funds limit their investments in private issuer securities to "investment-grade" securities, which are rated within the four highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Rating Service
and to unrated securities that the Manager deems comparable to rated securities in those categories. The Underlying Funds are not automatically required to dispose of a security if its rating falls after the Underlying Fund buys it. However, the Manager will evaluate those securities to determine whether to keep them in the Underlying Fund's portfolio.

Participation Interest in Loans. Certain Underlying Funds may invest in obligations that represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, an
Underlying Fund may lose money on its investment. No Underlying Fund will invest more than
5% of its net assets in loan interests of any one borrower.

Asset-Backed Securities. Certain Underlying Funds can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

"Structured" Notes. Some of the Underlying Funds may buy "structured" notes, which are specially-designed to replicate the value of an index (such as a currency or securities index) or a commodity. The terms of the instrument may be negotiated, or "structured," by the purchaser and the borrower issuing the note.

The values of these notes will fall or rise in response to the changes in the value of the underlying security or index. The value of these notes may be affected by events pertaining to the credit of the borrower, referred to as "counter-party" risks. The values of these notes are also subject to interest rate risks and therefore some of the Underlying Funds could receive more or less than they originally invested when a note matures, or they might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for an Underlying Fund to value them or sell them at an acceptable price.

Zero-Coupon and "Stripped" Securities. Some of the debt securities that certain of the
Underlying Funds may buy are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. They may be issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security. Some mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial mortgage related security.

Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest-bearing securities. Some of the Underlying Funds may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The value of interest-only and principal-only securities mortgage related securities are also very sensitive to changes in prepayments of the underlying mortgages. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to sell its holdings at an acceptable price.

Risks of Non-Diversification.  Three of the Underlying Funds, Oppenheimer Gold & Special
Minerals Fund, Oppenheimer International Bond Fund and Oppenheimer Real Estate Fund are
"non-diversified" under the Investment Company Act. Accordingly, these funds can invest a greater portion of their assets in the debt securities of a single issuer than
"diversified" funds.  To the extent that these funds invest a relatively high percentage of their assets in the securities of a single issuer or a limited number of issuers, these funds are subject to additional risk of loss if those securities lose market value.

DERIVATIVE INVESTMENTS. Some of the Underlying Funds may use derivatives to seek increased returns or to try to hedge investment and interest rate risks. Oppenheimer International
Growth Fund can invest up to 25% of its net assets in derivatives. Other Underlying Funds have no stated limit on derivative investments, but will comply with all applicable laws and regulations. There is no target range of for indirect investment in derivatives at the
Fund level.

In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate, index, commodity or currency.
Options, futures, interest rate swaps, structured notes, mortgage-related securities and forward contracts are examples of derivatives that some of the Underlying Funds could use.

If the issuer of the derivative does not pay the amount due, an Underlying Fund may lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, an Underlying Fund's share price could fall and it may realize less income than expected. Some derivatives may be illiquid, making it difficult to value them or sell them at an acceptable price. Using derivatives can increase the volatility of an Underlying Fund's share price.

Futures and Options. Certain Underlying Funds use futures contracts and put and call options to attempt to increase investment return, and to manage exposure to changing interest rates, commodity prices, securities prices, and other economic variables. Futures and options may be considered derivative investments.

Certain Underlying Funds can purchase and sell commodity futures contracts, forward contracts, options on futures contracts and options and futures on commodity indices.
Certain Underlying Funds can also buy and sell other types of futures contracts and options relating to them.

Buying and Selling Put and Call Options. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Selling a put or a call option obligates the seller to respectively buy or sell an underlying asset at a specified price if the option is exercised. Certain Underlying Funds may buy and sell exchange-traded and over-the-counter options.

Certain Underlying Funds may sell ("write") calls if they are "covered." That means the
Underlying Fund already owns the securities that are subject to the call. For other calls, an Underlying Fund must segregate liquid assets to cover its potential obligation under the call. For certain Underlying Funds, there is no limit on the amount of its total assets that may be subject to "covered" calls. Certain Underlying Funds may also sell puts. In doing so, an Underlying Fund must segregate liquid assets to cover its obligations under the put. No more than 50% of any Underlying Fund's total assets may be subject to puts that it sells.

Futures Contracts. A commodity futures contract obligates the seller to deliver at a specified date a specified quantity of a commodity at a specified price. In practice, only a very small percentage of all futures contracts result in actual delivery of the underlying commodity. At the maturity of a futures contract, a Fund or an Underlying Fund may either accept or make delivery of the asset specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward Contracts. Certain Underlying Funds may invest in forward contracts to buy or sell foreign currency for future delivery at a fixed price. An Underlying Fund may use them to try to
"lock in" the U.S. dollar price of a security denominated in a foreign currency that the
Underlying Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. Certain Underlying Funds may also use "cross hedging," a technique that seeks to hedge against changes in currencies other than the currency in which a security is denominated. The use of forward contracts may reduce the gain on an investment that would otherwise result from a change in the relationship between the U.S. dollar and the foreign currency in which the investment is denominated or may not fully offset a loss resulting from the change in the relative value.

Swap Transactions. Swap transactions are privately negotiated agreements between an
Underlying Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year.

There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. If an Underlying Fund were to sell a swap it owned to a third party, the Underlying Fund would still remain primarily liable on the obligations underlying the swap contract. Additionally, the Underlying Fund would bear the risk that the counterparty might default under a swap agreement.

Certain Underlying Funds may enter into credit default swaps, both (i) directly and (ii)
indirectly in the form of a swap embedded within a structured security to protect against the risk that a debt security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event
(for example, the security fails to timely pay interest or principal), the Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap, also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Underlying Fund had taken the long position in the credit default swap, also know as "selling credit protection"). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where the Underlying Fund took a short position in the swap and there has been a credit event.

Certain Underlying Funds can engage in total return swaps. A total return swap gives an
Underlying Fund the right to receive the appreciation in value of an asset in return for paying a fee to the counterparty. The fee paid by the Underlying Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the asset declines in value over the term of the swap, the Underlying Fund would also be required to pay the dollar value of the that decline to the counterparty.

The applicable Underlying Funds intend to invest in swap transactions only if they are excluded from regulation by the Commodity Futures Trading Commission under the Commodity
Exchange Act and the rules thereunder.

Commodity-Linked "Structured" Hybrid Securities. One of the Underlying Funds, Oppenheimer
Commodity Strategy Total Return Fund, invests in commodity-linked "structured" securities to gain exposure to commodities markets. Structured securities are hybrid instruments typically issued by banks, brokerage firms, insurance companies and other corporations.
They are considered "hybrid" instruments because they have both commodity-like and security-like characteristics. In general, hybrid instruments have characteristics of debt securities and either commodity futures contracts or commodity options contracts, or a combination of both. Structured hybrid instruments are derivatives because at least part of their value is derived from the value of the underlying commodity, commodity index or other economic variable. The value of a hybrid instrument typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets. The securities are referred to as "structured" securities because the purchaser can negotiate with the issuer to obtain specific terms and features that are tailored to the purchaser's investment needs.

Because the performance of structured hybrid instruments is linked to the performance of an underlying commodity, commodity index or other economic variable, those investments are subject to "market risks" with respect to the movements of the commodity markets and may be subject to certain other risks that do not affect traditional equity and debt securities.
If the interest payment on a hybrid instrument is linked to the value of a particular commodity, commodity index or other economic variable and the underlying investment loses value, the purchaser might not receive the anticipated interest on its investment. If the amount of principal to be repaid on a structured hybrid instrument is linked to the value of a particular commodity, commodity index or other economic variable, the purchaser might not receive all of the principal at maturity of the investment.

The value of the structured hybrid instruments the Oppenheimer Commodity Strategy Total
Return Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. The risk of loss associated with a particular instrument may be significantly higher than 50% of the value of the investment at any time. Additionally, the particular terms of a structured hybrid instrument may create economic leverage by requiring payments that are a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage may increase the volatility of the structured hybrid instruments because they would increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. A liquid secondary market may not exist for the structured hybrid instruments the Oppenheimer Commodity Strategy
Total Return Fund buys, which may make it difficult for the fund to sell them at an acceptable price or to accurately value them.

RISKS OF LEVERAGE. Certain derivatives that some Underlying Funds may buy involve a degree of leverage.  Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. Economically leveraged investments can increase the gain or the loss associated with changes in the value of an underlying economic variable. Underlying Funds have limits on the leverage ratio of each investment they can buy as well as on their overall portfolio.

Repurchase Agreements. Certain Underlying Funds can enter into repurchase agreements for investment purposes. They also may be used for cash management purposes or in swap transactions for liquidity. In a repurchase transaction, an Underlying Fund buys a security and simultaneously sells it to the seller for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the resale price on the delivery date, the Underlying Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Underlying Fund's ability to liquidate the collateral may be delayed or limited.

Investments By "Funds of Funds." Class Y shares of certain Underlying Funds may also be offered as an investment to other Oppenheimer funds that act as "funds of funds." The
Boards of Directors or Trustees of those Underlying Funds have approved making each
Underlying Fund's shares available as an investment to the Funds and to such other funds of funds, which may invest significant portions of their assets in shares of the Underlying
Funds, as described in their respective prospectuses. The Funds and other funds of funds, individually and/or collectively, may own significant amounts of those Underlying Fund's shares from time to time. Funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Underlying Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from an Underlying Fund as a result of the activity of other investors and the Underlying Fund's then-current liquidity, those purchases and redemptions of an Underlying Fund's shares by the Funds and/or such other funds of funds could require the Underlying Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reduce its performance, if the size of those purchases and redemptions were significant relative to the size of the Underlying Fund.

Industry and Sector Focus. At times, some of the Underlying Funds may increase the relative emphasis of their investments in a particular industry, group of industries or sector.
Securities of issuers in a particular industry or sector might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. If an Underlying Fund has a greater emphasis on investments in a particular industry or sector, its share value may fluctuate in response to events affecting that industry or sector to a greater extent than the share value of funds without such an emphasis.

OTHER INVESTMENT STRATEGIES. To seek their objectives, the Underlying Funds may also use certain of the investment techniques and strategies described below. The Manager of an
Underlying Fund might not always use all of the strategies described below. These investments and techniques have their own risks, although some are designed to help reduce overall investment or market risks.

Illiquid and Restricted Securities. Investments of an Underlying Fund may be illiquid if they do not have an active trading market, making it difficult to value them or sell them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Of the Underlying Funds that can invest in illiquid or restricted securities, none of them will invest more than 15% of net assets in such securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors Underlying
Funds' holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Loans of Portfolio Securities.  Some of the Underlying Funds have entered into a Securities
Lending Agreement with JPMorgan Chase. Under that agreement, securities in the portfolio of an Underlying Fund may be loaned to brokers, dealers and other financial institutions. The
Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Underlying Fund's Securities Lending Guidelines, adopted by its Board of Directors or Trustees. The value of the securities loaned may not exceed 25% of the value of the Underlying Fund's net assets.

Purchases & Sales by Other Funds.  An Underlying Fund may have investment policies similar to those of another Underlying Fund and/or other funds advised by the Manager. If one of those other funds purchases or sells a particular security at the same time that the
Underlying Fund is purchasing or selling it, such purchases or sales could affect the supply or price of the security. The simultaneous purchase of a security by one Underlying
Fund and its sale by another Underlying Fund could also increase the trading costs borne indirectly by the Funds.

Additional information about each Underlying Fund is contained in its prospectus and
Statement of Additional Information. To obtain a prospectus or Statement of Additional
Information of any of the Underlying Funds, simply call the toll-free number on the back cover of this prospectus. Those documents and other information about the Underlying Funds may also be viewed or downloaded on the Manager's website at www.oppenheimerfunds.com.

Measurement of Investment Restrictions.  Investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each Fund or Underlying Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each Fund's or Underlying Fund's securities may change after they are purchased, and this may cause the amount of each Fund's or Underlying
Fund's assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction.

Money Market Instruments. To seek current income while preserving liquidity, the Funds and some of the Underlying Funds can also invest in "money market instruments," which are short-term, high-quality, dollar-denominated money market instruments issued by the
U.S. government, domestic and foreign corporations and financial institutions, and other entities. These include U.S. government securities, high-quality corporate debt securities having a remaining maturity of one year or less, bankers' acceptances, commercial paper, certificates of deposit, repurchase agreements, and other short-term corporate debt obligations. While money market instruments generally have lower risks than other fixed income securities, they may also offer lower returns.

Investments in Oppenheimer Institutional Money Market Fund.  The Funds and the Underlying
Funds can invest their free cash balances in the Class E shares of Oppenheimer
Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Funds and the Underlying Funds invest in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try and seek a higher yield than they could obtain on their own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment
Company Act, and is part of the Oppenheimer Family of Funds. It invests in a variety of money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Funds or the Underlying Funds directly. At the time of an investment, the Manager cannot predict what the yield of the
Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that might have been derived from other types of investments that would provide liquidity. As shareholders, the Funds and the Underlying
Funds will be subject to their proportional share of the expenses of Oppenheimer
Institutional Money Market Fund's Class E shares, including its advisory fee. However, the
Manager will waive a portion of the Underlying Funds' advisory fees equal to the
Oppenheimer Institutional Money Market Fund's advisory fees attributable those funds'
investments.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Funds and certain of the
Underlying Funds may invest up to 100% of their assets in investments that may be inconsistent with the Fund's or the Underlying Fund's principal investment strategies.
Generally the Funds or the Underlying Funds would invest in shares of Oppenheimer
Institutional Money Market Fund or in types of money market instruments described above or in short-term U.S. government securities. The Funds or an Underlying Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemption of Fund shares. To the extent that the Funds or an Underlying Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.  A change in the securities held by a Fund is known as "portfolio turnover."  A Fund or an Underlying Fund may engage in active and frequent trading to try to achieve its objectives, and may have a high portfolio turnover rate (for example, over
100%).  If a Fund or an Underlying Fund realizes capital gains when it sells investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  Increased portfolio turnover creates higher brokerage and transaction costs for a Fund (and may reduce performance).  However, most of the Fund's portfolio transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

PORTFOLIO HOLDINGS.  Each Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of each Fund within 60 days after the close of the period for which such report is being made.  Each Fund also discloses its portfolio holdings in its Statement of Investments on Form N-Q, which is filed with the Securities and Exchange Commission no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange
Commission and on its EDGAR filing website. Therefore, portfolio holdings of each Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters. The same policies apply to the holdings of each of the Underlying Funds.

A description of the Trust's  policies and procedures with respect to the disclosure of each
Fund's portfolio securities is available in the Fund's Statement of Additional Information.

 How the Funds are Managed

THE MANAGER. The Manager chooses each Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the
Trust's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities with respect to each Fund.  The advisory agreement also describes the expenses that each Fund is responsible for paying to conduct its business.

      The Manager has been an investment adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March
31, 2008, including other Oppenheimer funds, with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

Advisory Fees.  Under the investment advisory agreement, the Manager will not charge a management fee to the Funds, however, the Manager will collect indirect management fees from investments in the Underlying Funds and in Oppenheimer Institutional Money
      Market Fund. As of January 31, 2008, the Funds' weighted indirect management fees, as a percent of average daily net assets of the Funds were as follows:

                                Class A  Class B   Class C    Class N   Class Y

      Conservative Investor Fund 0.53%    0.53%      0.53%     0.53%      0.53%
      Moderate Investor Fund     0.55%    0.55%      0.55%     0.55%      0.55%
      Equity Investor Fund       0.58%    0.58%      0.58%     0.58%      0.58%
      Active Allocation Fund     0.57%    0.57%      0.57%     0.57%      0.57%

      In addition, the Active Allocation Fund pays the Manager an asset allocation fee of
      0.10% of its average annual net assets from Active Allocation Fund.

      The Manager has voluntarily agreed waive fees and/or reimburse the Fund for certain expenses so that the Total Annual Operating Expenses, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the following annual rates:

                                Class A  Class B   Class C    Class N   Class Y

      Conservative Investor Fund 1.25%    2.00%      2.00%     1.50%      1.00%
      Moderate Investor Fund     1.30%    2.05%      2.05%     1.55%      1.05%
      Equity Investor Fund       1.45%    2.20%      2.20%     1.70%      1.20%
      Active Allocation Fund     1.45%    2.20%      2.20%     1.70%      1.20%

      The limitation will be applied after giving effect to any reimbursements by the
      Distributor of 12b-1 fees paid by a Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. The Manager is not required to waive or reimburse fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and in Oppenheimer Institutional Money
      Market Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Trust's investment advisory contract is available in each Fund's Annual Report to shareholders for the year ended January 31, 2008.

      Portfolio Managers. The Funds are managed by a team of investment professionals including Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber, Christopher Leavy and Caleb Wong
(for Active Allocation Fund only), who are primarily responsible for the day-to-day management of the Funds' investments.

      Dr. Schadt has been a Vice President of the Funds and a member of the Manager's Asset
Allocation Committee since each Fund's inception. He has been a Vice President, Director of
Equity Analytics and Risk in Product Design and Risk Management of the Manager since
February 2002. Dr. Schadt is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

      Dr. Webman has been a Vice President of the Funds and a member of the Manager's Asset
Allocation Committee since each Fund's inception. He has been Chief Economist of the
Manager since 2006; Senior Investment Officer and Director of the Manager's Fixed Income
Investments since 1999, a Senior Vice President of the Manager since February 1996 and a
Senior Investment Officer and Director of the Manager's Fixed Income Investments since 1997 and Senior Vice President of HarbourView Asset Management Corporation since May 1999.  Dr.
Webman is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

      Mr. Wolfgruber has been a Vice President of the Funds and a member of the Manager's
Asset Allocation Committee since each Fund's inception. He has been an Executive Vice
President of the Manager since March 2003 and Chief Investment Officer and Director of the
Manager since July 2003.  He has been Director of HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital
Management, Inc. since October 2001.  Mr. Wolfgruber is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

      Mr. Wong has been a Vice President of the Funds and a member of the Manager's Asset
Allocation Committee since each Fund's inception. He has been a Vice President of the
Manager since June 1999 and has worked in fixed-income quantitative research and risk management for the Manager since July 1996.  Mr. Wong is a portfolio manager and an officer of one other portfolio in the OppenheimerFunds complex.

      Mr. Leavy has been a Vice President of the Funds and a member of the Manager's Asset
Allocation Committee since November 2007. Mr. Leavy has been Director of Equities since
January 2007. He has been a Senior Vice President of the Manager since September 2000. He was Head of the Value Equity Investment Team of the Manager until February 2007. Mr. Leavy is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

      Information on the portfolio managers of the Underlying Funds is available in the
Portfolio Manager section of the respective prospectus and Statement of Additional
Information of each Underlying Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Funds' Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Funds' shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a selling agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to
      P.O. Box 5270, Denver, Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that a Fund is appropriate for you. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further instructions.

o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for
      shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of a Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special Investor
      Services," you can start your account with as little as $500.

o     For certain retirement accounts that have automatic investments through salary deduction plans, there is no minimum initial investment.

o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the
      Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1,
      2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from a
      Fund or other Oppenheimer funds (a list of them appears in the Statement of
      Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

o     The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in
Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value.  Each Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the
      NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a
      "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus mean "Eastern time."

      For each Underlying Fund, the net asset value per share for a class of shares on a
      "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Underlying
      Fund's Board of Trustees/Directors believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      The Boards of Trustees/Directors have adopted valuation procedures for the Underlying
      Funds and have delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the applicable Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Underlying Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Underlying Funds use fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the
      Underlying Funds' portfolio securities, although they may not always be able to accurately determine such values. There can be no assurance that the Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Underlying Fund determines its net asset value per share.
      In addition, the discussion of "time-zone arbitrage" describes effects that the
      Underlying Funds' fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by an Underlying
      Fund is traded and before the time as of which the Underlying Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DO THE FUNDS OFFER? The Funds offer investors five different  classes of shares.  The different  classes of shares represent  investments in the same portfolio of securities,  but the  classes  are  subject  to  different  expenses  and will  likely  have different share prices.  When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million  for  regular  accounts  or lesser  amounts  for  certain  retirement plans).  The amount of that sales charge will vary depending on the amount you invest.
      The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares,  you pay no sales charge at the time of purchase, but you will pay an annual  asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent  deferred sales charge.  That contingent  deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C Shares. If you buy Class C shares,  you pay no sales charge at the time of purchase, but you will pay an annual  asset-based  sales charge.  If you sell your shares within
      12 months of buying them, you will normally pay a contingent  deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?" below.
Class N  Shares.  If you buy  Class N shares  (available  only  through  certain  retirement plans),  you pay no sales charge at the time of  purchase,  but you will pay an annual asset-based  sales charge.  If you sell your shares within 18 months of the retirement plan's  first  purchase of Class N shares,  you may pay a  contingent  deferred  sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares.  Class Y shares are offered  only to certain  institutional  investors  that have a special  agreement  with the  Distributor  and to present  or former  officers, directors,  trustees and employees (and their immediately family members) of the Fund, the Manager and its affiliates.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a particular Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. Each Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
      For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Funds are meant to be long-term investments, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. the
      Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class
      B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by
      Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of each
      Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, a Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.
The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage     of Concession As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000        5.75%            6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000   or  more   but 5.50%            5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000   or  more   but 4.75%            4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but 3.75%            3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but 2.50%            2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but 2.00%            2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
  Due to rounding,  the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of Additional
Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Funds by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Funds at reduced sales charge rates set forth in the table above under the
Funds "Right of Accumulation" or a "Letter of Intent." The Funds reserve the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of shares you or your spouse currently own or purchases you are currently making to the value of your Class A share purchase.
         You may count Class A, Class B and Class C shares of a Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in advisor sold
         Section 529 plans, for which the Manager or the Distributor serves as the Program
         Manager or Program Distributor. Your Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of a sole proprietor).

         If you are buying shares directly from a Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

         To count eligible shares held in accounts at other firms, you may be requested to provide the Distributor or your financial intermediary with a copy of all account statements showing current holdings of the Fund, other eligible Oppenheimer funds or qualifying 529 plans, as described above. To determine which Class A sales charge rate you qualify for on your current purchase, the Distributor or intermediary through which you are buying shares will calculate the value of your eligible shares based on their current offering price.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or
         Class C shares of a Fund or other Oppenheimer funds or Class A, Class B, Class C,
         Class G and Class H unit purchases in advisor sold Section 529 plans, for which the Manager or Distributor serves as the Program Manager or Program Distributor over a 13-month period. Purchases of Class N shares or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions, purchases of
         Class A shares under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which a sales charge has not been paid, will not be counted as
         "qualified purchases" for satisfying the terms of a Letter. You must notify the
         Distributor or your financial intermediary of any qualifying 529 plan holdings.

o     The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases of a Fund during the 13-month period. If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional
         Information for more complete information. You may also be able to apply the Right of Accumulation to these purchases.

Other Special Sales Charge Arrangements and Waivers.  The Trust and the Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Trust reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from a Fund may be reinvested in shares of that Fund or any of the other Oppenheimer funds into which shares of a Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent or your financial intermediary in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Funds may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Funds can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional
         Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain Class A and
         Class B shares, the proceeds may be reinvested in Class A shares of a Fund, or any of the other Oppenheimer funds into which shares of that Fund may be exchanged, without a sales charge.  This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. This reinvestment privilege does not apply to reinvestment purchases made through automatic investments options.
o     Other Special Reductions and Waivers. The Trust and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix B to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink
         "Access Fund Documents" and click on the icon in the column "SAI" next to the
         Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading
         "Fund Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below).
That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o     Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Funds by retirement plans that have $1 million or more in plan assets or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. There is no contingent deferred sales charge on any group retirement plan shares purchased after March 1, 2007, or certain retirement plan shares offered through banks, broker-dealers, financial advisors, insurance companies or recordkeepers.

         Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March
         1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans prior to March 1, 2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase. Beginning March 1, 2007, the Distributor will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to March 1, 2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March 1, 2007, the concession for grandfathered retirement accounts is 0.25%.

         For retirement plans that have $5 million or more in plan assets within the first six months from the time the account was established, the Distributor may pay dealers of record concessions equal to 0.25% of the purchase price of Class A shares from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years  Since   Beginning  of  Month  in Contingent  Deferred  Sales  Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans
(including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and
403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants.
See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or
Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class
N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the
Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates are also permitted to purchase
Class Y shares of the Fund.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Funds have adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of providing services to
      Class A shareholder accounts. Each Fund makes these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of each
      Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from a Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after March 1, 2007, the
      Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Funds have adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class
      N shares and servicing accounts. Under the plans, each Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of
      Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The
      Distributor normally retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares of the Underlying Funds purchased through the OppenheimerFunds
      Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Funds on those shares to reimburse
      FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the
Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or
Distributor from their own resources are not reflected in the tables in the section called
"Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing
so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments.
Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer Agent to
financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.
These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling
      1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
      OppenheimerFunds account you have already established by calling the special
      PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Funds, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration
(and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Funds have several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Funds for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received by the
Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The
Funds let you sell your shares by writing a letter, by wire, by telephone or on the internet. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Funds from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Funds normally send your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

                  Use the following address for regular mail:
                           OppenheimerFunds Services
                                 P.O. Box 5270
                             Denver, Colorado 80217

        Use one of the following addresses for courier or express mail:

Prior to October 10, 2008:               On or after October 10, 2008:
OppenheimerFunds Services                OppenheimerFunds Services
10200 East Girard Avenue                 12100 East Iliff Avenue
Building D                               Denver, Colorado 80014
Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the
NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.
You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on PhoneLink, call
      1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Funds to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account value represented by an increase in net asset value over the initial purchase price,

o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the
      Funds redeem shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the
Funds for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of the Funds by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to that Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Funds only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of a Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of a Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at
      www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for
more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage a Fund's investments efficiently, increase a
Fund's transaction and administrative costs and/or affect a Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, a Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
      receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
      Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Funds and the Transfer Agent
      permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A Fund or the Transfer
      Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the Funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer
      Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Funds may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders whom the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
      "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Funds, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply each Fund's policies to their customers who invest indirectly in a
Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the applicable Fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trust's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of a Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on a Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of
      Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds"
      that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges
      (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Funds' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on Fund accounts with a value of less than
      $500. The fee is automatically deducted from each applicable Fund account annually in
      September.  See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Funds at any time. The Funds will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Funds will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of a Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in each Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under
      "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Funds if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in a Fund's holdings to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Funds or the
      Transfer Agent may use this information to attempt to verify your identity.  The
      Funds may not be able to establish an account if the necessary information is not received.  The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if a Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your Fund shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish a
      Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.
To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the
      Funds' privacy policy to shareholders having the same last name and address on the
      Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer
      Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing.
      Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis.  Dividends and distributions paid to Class A and
Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.  The Funds have no fixed dividend rates and cannot guarantee that they will pay any dividends or distributions.

CAPITAL GAINS.  The Funds may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.  A Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that a Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in a Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of a Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in a
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.
Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Dividends and distributions to Fund shareholders may be from amounts a Fund receives as dividends or distributions from the Underlying Funds or from gains on the sale of shares in the Underlying Funds. Changes in a Fund's portfolio holdings may increase turnover of the Fund's assets, which may result in the realization of additional taxable gains or losses by the Fund. It may also result in a larger portion of any net gains being treated as short-term capital gains, which generally would be taxed as ordinary income when distributed to shareholders. Generally, the character of the income or capital gains that a
Fund receives from the Underlying Funds will "pass through" to the Fund, subject to certain exceptions, as long as the Underlying Funds continue to qualify as regulated investment companies. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares.

      Every year the Funds will send shareholders and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year.
Any long-term capital gains will be separately identified in the tax information the Funds send after the end of the calendar year.

The Funds intend each year to qualify as "regulated investment companies" under the
Internal Revenue Code, but reserve the right not to so qualify. As regulated investment companies, the Funds will not be subject to Federal income taxes on any of their income, provided that they satisfy certain income, diversification and distribution requirements.

If a shareholder is neither a lawful permanent resident nor a citizen of the United States or if a shareholder is a foreign entity, the Fund's ordinary income dividends (which include distributions of net-short-term capital gains) generally will be subject to a 30%
U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2008, certain distributions designated by the Fund as either interest related dividends or short term gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax. It is not expected that the
Funds would be designating any interest related dividends.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

The Funds intend to invest in an Underlying Fund only if it qualifies for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. If an Underlying Fund fails to qualify as a RIC, it may be subject to federal income tax. Although there is no assurance an Underlying Fund will qualify as a RIC, a Fund will promptly dispose of any shares in its portfolio which have been issued by an Underlying Fund which has failed to qualify as a RIC.

Avoid "Buying a Distribution."  If you buy shares on or just before the ex-dividend date, or just before a Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because each Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Trust's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.93    $  10.53    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income  2                                           .55         .46        .38
Net realized and unrealized gain (loss)                           (.24)        .29        .33
                                                              ---------------------------------
Total from investment operations                                   .31         .75        .71
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.43)       (.33)      (.18)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.49)       (.35)      (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.75    $  10.93    $ 10.53
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                2.81%       7.11%      7.15%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $199,125    $110,378    $46,318
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $154,289    $ 76,542    $21,844
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.93%       4.24%      4.50%
Total expenses 5                                                  0.35%       0.38%      0.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.35%       0.38%      0.51%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      0.91%
            Year Ended January 31, 2007      0.98%
            Period Ended January 31, 2006    1.19%

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.87    $  10.49    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .44         .36        .32
Net realized and unrealized gain (loss)                           (.22)        .30        .32
                                                              ---------------------------------
Total from investment operations                                   .22         .66        .64
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.36)       (.26)      (.15)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.42)       (.28)      (.15)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.67    $  10.87    $ 10.49
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.93%       6.28%      6.44%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 35,068    $ 21,991    $ 9,163
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 27,664    $ 15,882    $ 4,018
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.01%       3.36%      3.74%
Total expenses 5                                                  1.18%       1.23%      1.39%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.18%       1.23%      1.34%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.74%
            Year Ended January 31, 2007      1.83%
            Period Ended January 31, 2006    2.05%

                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.85    $  10.48    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .46         .37        .32
Net realized and unrealized gain (loss)                           (.24)        .29        .31
                                                              ---------------------------------
Total from investment operations                                   .22         .66        .63
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.37)       (.27)      (.15)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.43)       (.29)      (.15)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.64    $  10.85    $ 10.48
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.94%       6.28%      6.37%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 98,955    $ 50,876    $19,145
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 74,109    $ 35,277    $ 7,647
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.15%       3.46%      3.78%
Total expenses 5                                                  1.15%       1.19%      1.36%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.15%       1.19%      1.33%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.71%
            Year Ended January 31, 2007      1.79%
            Period Ended January 31, 2006    2.02%

                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.90    $  10.51    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .53         .44        .41
Net realized and unrealized gain (loss)                           (.26)        .28        .28
                                                              ---------------------------------
Total from investment operations                                   .27         .72        .69
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.41)       (.31)      (.18)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.47)       (.33)      (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.70    $  10.90    $ 10.51
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                2.43%       6.84%      6.98%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 58,762    $ 21,277    $ 7,569
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 37,891    $ 13,671    $ 2,231
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.74%       4.08%      4.82%
Total expenses 5                                                  0.66%       0.66%      0.72%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.66%       0.66%      0.71%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.22%
            Year Ended January 31, 2007      1.26%
            Period Ended January 31, 2006    1.38%

                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                            2008       2007     2006 1
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.96    $ 10.54    $ 10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                        .64        .49        .38
Net realized and unrealized gain (loss)                       (.29)       .30        .35
                                                           ------------------------------
Total from investment operations                               .35        .79        .73
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.46)      (.35)      (.19)
Distributions from net realized gain                          (.06)      (.02)        --
                                                           ------------------------------
Total dividends and/or distributions to shareholders          (.52)      (.37)      (.19)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.79    $ 10.96    $ 10.54
                                                           ==============================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            3.15%      7.50%      7.34%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   604    $   135    $    96
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   385    $   127    $    71
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         5.70%      4.57%      4.42%
Total expenses 5                                              0.01%      0.06%      0.30%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                           0.01%      0.06%      0.25%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                         10%         5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008     0.57%
            Year Ended January 31, 2007     0.66%
            Period Ended January 31, 2006   0.96%

                         31 | CONSERVATIVE INVESTOR FUND

                           25 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.42   $     10.78   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .54           .39           .38
Net realized and unrealized gain (loss)                          (.41)          .55           .57
                                                          ----------------------------------------
Total from investment operations                                  .13           .94           .95
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.45)         (.27)         (.17)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.54)         (.30)         (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     11.01   $     11.42   $     10.78
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               1.01%         8.73%         9.58%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   497,377   $   313,311   $   107,686
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   423,981   $   206,672   $    43,984
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.59%         3.57%         4.39%
Total expenses 5                                                 0.37%         0.40%         0.47%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.37%         0.40%         0.46%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          0.95%
        Year Ended January 31, 2007          1.01%
        Period Ended January 31, 2006        1.15%

                           26 | MODERATE INVESTOR FUND

CLASS B   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.34   $     10.74   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .42           .30           .31
Net realized and unrealized gain (loss)                          (.39)          .54           .58
                                                          ----------------------------------------
Total from investment operations                                  .03           .84           .89
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.36)         (.21)         (.15)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.45)         (.24)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.92   $     11.34   $     10.74
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.18%         7.80%         8.90%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   132,233   $   101,929   $    36,956
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   121,584   $    70,066   $    15,521
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            3.61%         2.73%         3.56%
Total expenses 5                                                 1.18%         1.21%         1.31%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               1.18%         1.21%         1.29%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.76%
        Year Ended January 31, 2007          1.82%
        Period Ended January 31, 2006        1.99%

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.33   $     10.73   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .45           .30           .31
Net realized and unrealized gain (loss)                          (.41)          .54           .57
                                                          ----------------------------------------
Total from investment operations                                  .04           .84           .88
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.38)         (.21)         (.15)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.47)         (.24)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.90   $     11.33   $     10.73
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.24%         7.85%         8.82%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   231,792   $   142,351   $    47,904
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   193,641   $    95,773   $    19,527
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            3.88%         2.78%         3.64%
Total expenses 5                                                 1.14%         1.16%         1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               1.14%         1.16%         1.22%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.72%
        Year Ended January 31, 2007          1.77%
        Period Ended January 31, 2006        1.91%

                           28 | MODERATE INVESTOR FUND

CLASS N   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.38   $     10.76   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .51           .40           .40
Net realized and unrealized gain (loss)                          (.41)          .51           .53
                                                          ----------------------------------------
Total from investment operations                                  .10           .91           .93
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.43)         (.26)         (.17)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions
to shareholders                                                  (.52)         (.29)         (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.96   $     11.38   $     10.76
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.72%         8.47%         9.35%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $    96,080   $    51,620   $    12,117
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $    73,754   $    27,110   $     4,158
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.36%         3.58%         4.56%
Total expenses 5                                                 0.64%         0.65%         0.68%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               0.64%         0.65%         0.67%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.22%
        Year Ended January 31, 2007          1.26%
        Period Ended January 31, 2006        1.36%

                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED JANUARY 31,                             2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.45   $     10.79   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .55           .56           .36
Net realized and unrealized gain (loss)                          (.38)          .43           .61
                                                          ----------------------------------------
Total from investment operations                                  .17           .99           .97
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.48)         (.30)         (.18)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.57)         (.33)         (.18)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     11.05   $     11.45   $     10.79
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               1.39%         9.18%         9.79%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $     1,860   $     1,172   $       316
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $     1,315   $       335   $       216
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.67%         5.06%         4.20%
Total expenses 5                                                 0.02%         0.00%         0.28%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.02%         0.00%         0.12%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

           Year Ended January 31, 2008            0.60%
           Year Ended January 31, 2007            0.61%
           Period Ended January 31, 2006          0.96%

                           30 | MODERATE INVESTOR FUND

                            24 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.63   $      11.60   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .38            .25            .22
Net realized and unrealized gain (loss)                                       (.65)          1.00           1.52
                                                                      -------------------------------------------
Total from investment operations                                              (.27)          1.25           1.74
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.33)          (.18)          (.12)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.53)          (.22)          (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.83   $      12.63   $      11.60
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.45)%        10.85%         17.46%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $    262,208   $    173,539   $     48,132
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $    239,348   $    109,318   $     17,321
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.87%          2.07%          2.47%
Total expenses 5                                                              0.45%          0.50%          0.70%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.45%          0.50%          0.68%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.08%
      Year Ended January 31, 2007     1.15%
      Period Ended January 31, 2006   1.39%

                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.54   $      11.55   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .26            .14            .16
Net realized and unrealized gain (loss)                                       (.63)          1.01           1.50
                                                                      -------------------------------------------
Total from investment operations                                              (.37)          1.15           1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.24)          (.12)          (.09)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.44)          (.16)          (.11)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.73   $      12.54   $      11.55
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (3.23)%         9.97%         16.70%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $     79,187   $     59,406   $     19,078
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     75,204   $     38,569   $      7,050
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         1.98%          1.19%          1.83%
Total expenses 5                                                              1.25%          1.31%          1.53%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            1.25%          1.31%          1.50%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.88%
      Year Ended January 31, 2007     1.96%
      Period Ended January 31, 2006   2.22%

                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.53   $      11.54   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .28            .14            .15
Net realized and unrealized gain (loss)                                       (.64)          1.01           1.51
                                                                      -------------------------------------------
Total from investment operations                                              (.36)          1.15           1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.25)          (.12)          (.10)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.45)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.72   $      12.53   $      11.54
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (3.15)%        10.00%         16.64%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $    110,383   $     70,691   $     20,034
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     98,098   $     45,312   $      6,131
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.15%          1.23%          1.71%
Total expenses 5                                                              1.23%          1.29%          1.48%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            1.23%          1.29%          1.45%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.86%
      Year Ended January 31, 2007     1.94%
      Period Ended January 31, 2006   2.17%

                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.60   $      11.59   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .35            .29            .24
Net realized and unrealized gain (loss)                                       (.65)           .94           1.49
                                                                      -------------------------------------------
Total from investment operations                                              (.30)          1.23           1.73
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.30)          (.18)          (.12)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.50)          (.22)          (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.80   $      12.60   $      11.59
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.63)%        10.67%         17.34%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $     54,336   $     35,652   $      5,608
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     48,745   $     18,874   $      1,717
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.67%          2.47%          2.62%
Total expenses 5                                                              0.68%          0.69%          0.79%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.68%          0.69%          0.78%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.31%
      Year Ended January 31, 2007     1.34%
      Period Ended January 31, 2006   1.48%

                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.67   $      11.61   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .43            .29            .24
Net realized and unrealized gain (loss)                                       (.64)          1.03           1.52
                                                                      -------------------------------------------
Total from investment operations                                              (.21)          1.32           1.76
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.38)          (.22)          (.13)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.58)          (.26)          (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.88   $      12.67   $      11.61
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.00)%        11.42%         17.69%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $      2,530   $      2,021   $        711
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $      2,508   $      1,267   $        331
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         3.25%          2.46%          2.67%
Total expenses 5                                                              0.02%          0.03%          0.30%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.02%          0.03%          0.27%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     0.65%
      Year Ended January 31, 2007     0.68%
      Period Ended January 31, 2006   0.99%

                                EQUITY INVESTOR FUND

                           28 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.05    $      11.10    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .44             .35             .43
Net realized and unrealized gain (loss)                               (.61)            .89             .89
                                                             ----------------------------------------------
Total from investment operations                                      (.17)           1.24            1.32
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.43)           (.24)           (.20)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.60)           (.29)           (.22)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.28    $      12.05    $      11.10
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.69)%         11.14%          13.31%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $   1,396,770    $    956,520    $    293,578
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $   1,267,499    $    605,517    $    112,224
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.54%           3.10%           4.94%
Total expenses 5                                                      0.48%           0.51%           0.56%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.48%           0.50%           0.55%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.11%
      Year Ended January 31, 2007        1.16%
      Period Ended January 31, 2006      1.28%

                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       11.97    $      11.07    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .33             .26             .36
Net realized and unrealized gain (loss)                               (.59)            .86             .91
                                                             ----------------------------------------------
Total from investment operations                                      (.26)           1.12            1.27
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.34)           (.17)           (.18)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.51)           (.22)           (.20)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.20    $      11.97    $      11.07
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.40)%         10.15%          12.72%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     449,130    $    349,024    $    115,629
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     433,217    $    229,365    $     46,284
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 2.64%           2.26%           4.06%
Total expenses 5                                                      1.27%           1.29%           1.37%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                    1.27%           1.29%           1.34%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.90%
      Year Ended January 31, 2007        1.94%
      Period Ended January 31, 2006      2.09%

                           30 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       11.96    $      11.06    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .34             .27             .37
Net realized and unrealized gain (loss)                               (.60)            .86             .89
                                                             ----------------------------------------------
Total from investment operations                                      (.26)           1.13            1.26
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.35)           (.18)           (.18)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.52)           (.23)           (.20)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.18    $      11.96    $      11.06
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.41)%         10.21%          12.66%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     630,990    $    433,213    $    125,622
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     577,347    $    272,038    $     45,647
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 2.77%           2.34%           4.18%
Total expenses 5                                                      1.24%           1.27%           1.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    1.24%           1.26%           1.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.87%
      Year Ended January 31, 2007        1.92%
      Period Ended January 31, 2006      2.05%

                           31 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.02    $      11.09    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .41             .35             .46
Net realized and unrealized gain (loss)                               (.61)            .86             .85
                                                             ----------------------------------------------
Total from investment operations                                      (.20)           1.21            1.31
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.41)           (.23)           (.20)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.58)           (.28)           (.22)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.24    $      12.02    $      11.09
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.95)%         10.88%          13.18%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     161,530    $    109,146    $     28,345
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     145,988    $     62,929    $      9,156
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.31%           3.07%           5.28%
Total expenses 5                                                      0.70%           0.70%           0.73%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.69%           0.70%           0.72%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.33%
      Year Ended January 31, 2007        1.35%
      Period Ended January 31, 2006      1.45%

                           32 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.10    $      11.13    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .50             .44             .39
Net realized and unrealized gain (loss)                               (.63)            .85             .97
                                                             ----------------------------------------------
Total from investment operations                                      (.13)           1.29            1.36
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.47)           (.27)           (.21)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to
shareholders                                                          (.64)           (.32)           (.23)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.33    $      12.10    $      11.13
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.38)%         11.56%          13.72%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $       3,789    $      2,783    $        482
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $       3,663    $      1,317    $        196
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.98%           3.79%           4.44%
Total expenses 5                                                      0.13%           0.11%           0.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.13%           0.11%           0.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        0.76%
      Year Ended January 31, 2007        0.76%
      Period Ended January 31, 2006      1.05%

                           33 | ACTIVE ALLOCATION FUND

                         More Information About the Underlying Funds

Oppenheimer Capital Appreciation Fund - This Underlying Fund seeks capital appreciation.
It invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term.

The Manager looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors.  Currently, the Manager looks for:

      o  companies with above-average growth potential,
      o  stocks with reasonable valuations relative to their growth potential,
      o  companies with the potential for positive earnings surprises,
      o  growth rates that the portfolio manager believes are sustainable over time.
The Manager may sell companies from this Underlying Fund that it believes no longer meet the above criteria.

Oppenheimer  Champion  Income Fund - This Underlying  Fund's primary  objective is to seek a high  level of  current  income by  investing  in a  diversified  portfolio  of  high-yield,
lower-rated,   fixed-income  securities  that  this  Underlying  Fund's  investment  Manager believes do not involve undue risk. This Underlying  Fund's  secondary  objective is to seek capital growth when consistent with its primary objective.

This Underlying Fund invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income. These securities primarily include:
o     Lower-grade bonds and notes of corporate issuers.

o     Foreign corporate and government bonds.
o     "Structured" notes.

      Under normal market conditions, this Underlying Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, commonly called "junk bonds." Lower-grade debt securities are those rated below "Baa" by Moody's Investors
Service ("Moody's") or lower than "BBB" by Standard & Poor's Rating Services ("S&P") or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the Manager to be comparable to securities rated below investment grade). See Appendix A to the Statement of Additional Information for a
description of the bond ratings.

      The remainder of this Underlying Fund's assets may be held in other debt securities, common stocks (and other equity securities), or cash or cash equivalents when the Manager believes these investments are consistent with this Underlying Fund's objectives.

      This Underlying Fund may invest in securities of foreign issuers. It currently focuses on debt securities of foreign issuers in developed markets. This Underlying Fund also uses certain derivative investments to try to enhance income or to try to manage investment risks.

Oppenheimer Commodity Strategy Total Return Fund - This Underlying Fund seeks total return.  Total return refers to the change in value of an investment in shares of this
Underlying Fund over time resulting from changes in the value of its investments and income on those investments.

This Underlying Fund invests its assets in a combination of:

o     Commodity-linked derivatives, primarily commodity-linked notes, the value of which is linked to the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures or option contract, a commodity index
    (such as the Goldman Sachs Commodity Index(R)), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets; and
o     Investment-grade and non-investment-grade corporate bonds and notes; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities;
    repurchase agreements; asset-backed securities; and forward, option, futures and swap contracts relating to debt securities, interest rates or currencies.

Commodity-linked derivatives provide investors with exposure to the investment returns of commodities markets without investing directly in physical commodities. As opposed to stocks or bonds, commodities are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. Commodity-linked derivatives include commodity-linked notes, futures, options and swaps the value of which is linked to the value of a commodity, commodity index, or commodity futures or option contract.

      Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and this Underlying Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund's investment needs.

      This  Underlying  Fund will  invest up to 25% of its total  assets in a  wholly-owned  and
controlled  subsidiary   ("Subsidiary").   It  is  expected  that  the  Subsidiary  will  invest
primarily  in commodity  and  financial  futures,  option and swap  contracts,  as well as fixed income  securities  and other  investments  intended  to serve as margin or  collateral  for the
Subsidiary's  derivatives  positions.  Investment in the  Subsidiary is expected to provide this
Underlying  Fund with  exposure to the  investment  returns of  commodities  markets  within the
limitations  of  the  federal  tax  requirements   that  apply  to  this  Underlying  Fund.  The
Subsidiary will be subject to the same investment  restrictions and limitations,  and follow the same compliance  policies and procedures,  as this Underlying Fund.  Please refer to the section
"About the Fund's  Investments - Investment in  Wholly-Owned  Subsidiary"  for more  information about the operation and management of the Subsidiary.

Oppenheimer Core Bond Fund - This Underlying Fund seeks total return by investing mainly in debt instruments. As a non-fundamental policy (which will not be changed without providing 60 days notice to Fund shareholders), under normal market conditions, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities. Those investment-grade debt securities can include:
o     domestic and foreign corporate debt obligations,
o     domestic and foreign government bonds, including U.S. government securities, and
o     mortgage-related securities (including collateralized mortgage obligations ("CMOs"))

      issued by private issuers.

      In general, these debt securities are referred to as "bonds." This Underlying Fund's investments in U.S. government securities include securities issued or guaranteed by the
U.S. government or its agencies or federally-chartered corporate entities referred to as
"instrumentalities." These include mortgage-related U.S. government securities and CMOs.
This Underlying Fund can invest in money market instruments and other debt obligations. Up to 20% of its total assets can be invested in high-yield debt securities that are below investment-grade (commonly referred to as "junk bonds").
      This Underlying Fund can also use derivative instruments, primarily futures, swaps,
CMOs and "structured" notes to seek higher investment returns or to manage investment risks.
      There is no set allocation of this Underlying Fund's assets among the classes of securities that it buys, but it focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the portfolio managers might change the relative allocation of this Underlying Fund's assets.
      This Underlying Fund seeks to maintain an average effective portfolio duration of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. This Underlying Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Manager will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization.

Oppenheimer Developing Markets Fund - This Underlying Fund aggressively seeks capital appreciation.
It invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
o     Under normal market conditions, this Underlying Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets.
o     This Underlying Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o     This Underlying Fund will emphasize investments in common stocks and other equity securities.
o     This Underlying Fund will emphasize investments in growth companies, which can be in any market capitalization range.

Oppenheimer Discovery Fund - This Underlying Fund seeks capital appreciation. It Fund invests mainly in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. This Underlying Fund currently emphasizes stocks of issuers that have a market capitalization of less than $3 billion when the Fund buys them. That capitalization range may change over time. While these stocks may be traded on stock exchanges, in many cases the Fund buys over-the-counter securities.

Oppenheimer Global Fund - This Underlying Fund seeks capital appreciation. It invests mainly in common stocks of U.S. and foreign companies.  This Underlying Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, it currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan.  This
Underlying Fund does not limit its investments to companies in a particular capitalization range, but currently invests in mid- and large-cap companies.
This Underlying is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, this Underlying Fund normally will invest in at least three countries (one of which may be the United States).  Typically, this
Underlying Fund invests in a number of different countries.

Oppenheimer Global Opportunities Fund - This Underlying Fund seeks capital appreciation consistent with preservation of principal, while providing current income. It invests mainly in equity securities of issuers in the U.S. and foreign countries. Some of those equity securities are expected to pay dividends which produce income for this Underlying Fund.
Currently this Underlying Fund emphasizes its investments in stocks, but may invest in debt securities when its investment Manager, deems appropriate. This Underlying Fund is not required to invest any set percentage of its assets for growth or income. It can invest in any country, including developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, it will normally invest in at least four countries (including the United States).

This Underlying Fund can invest in securities of corporate issuers in all capitalization ranges. It currently invests a substantial portion of its assets in small- and mid- sized companies whose prices may be more volatile than stocks issued by larger companies.

Oppenheimer Gold & Special Minerals Fund - This Underlying Fund seeks capital appreciation.
It currently invests mainly in common stocks of U.S. and foreign companies that are involved in mining, processing or dealing in gold or other metals or minerals. As a fundamental policy, this Underlying Fund invests at least 25% of its investments in mining securities and metal investments. It can invest all of its assets in those investments and, under normal market conditions, at least 80% of itsnet assets (plus borrowings for investment purposes) will be invested in those investments. This Underlying Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by this Underlying Fund's Board of Trustees without first providing shareholders 60 days written notice.

Oppenheimer Institutional Money Market Fund - This Underlying Fund's objective is to seek current income and stability of principal. This Underlying Fund is a money market fund that invests in a variety of money market instruments to seek current income. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the
U.S. government, domestic and foreign corporations and financial institutions, and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.
To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services. If unrated, a security must be determined by the Fund's investment manager, to be of comparable quality to rated securities.

Oppenheimer International Bond Fund - This Underlying Fund's primary objective is to seek total return. The secondary objective is to seek income when consistent with total return.
This Underlying Fund invests mainly in debt securities of foreign government and corporate issuers. It can invest in various debt securities, generally referred to as "bonds,"
including long-term and short-term government bonds corporate debt obligations, "structured"
notes, participation interests in loans, and other debt obligations. They may include "zero coupon" or "stripped" securities. Under normal circumstances, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in at least three countries other than the United States. This Underlying Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by its Board of Trustees without first providing shareholders 60 days written notice of the change.  This Underlying Fund does not limit its investments to securities of issuers in a particular market capitalization, maturity range or rating category, and can hold rated and unrated securities below investment grade. This Underlying Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income.  Therefore, this Underlying Fund's credit risks are greater than those of funds that buy only investment-grade bonds. This Underlying Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer International Growth Fund - This Underlying Fund seeks long-term capital appreciation. It mainly invests in common stock of growth companies that are domiciled or that have their primary operations outside the United States. It may invest 100% of its assets in securities of foreign companies. This Underlying Fund may invest in emerging markets as well as developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or
Latin America. Under normal market conditions this Underlying Fund will:
o     invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the United States;
o     emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.

This  Underlying  Fund does not limit its  investments to issuers  within a specific  market capitalization  range and at times may invest a substantial  portion of its assets in one or
more  particular   capitalization   ranges.   This  Underlying  Fund  currently   invests  a
substantial  portion of its assets in stocks  issued by small- to mid-sized  companies.  The price of those  stocks  may be more  volatile  than the  price  of stock  issued  by  larger companies.

This Underlying Fund can also buy securities convertible into common stock and other securities having equity features. This Underlying Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

Oppenheimer International Small Company Fund, Inc. - This Underlying Fund seeks long-term capital appreciation.It invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S. and have market capitalizations of $5 billion or less. These are described as "small-cap companies." That capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time. This Underlying Fund measures that capitalization at the time it buys a security, and it is not required to sell the security if the issuer's capitalization changes. This Underlying Fund focuses on stocks of companies that the portfolio manager believes have favorable growth prospects. Under normal circumstances:
o     This Underlying Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies.
o     This Underlying Fund will invest at least 65% of its total assets in foreign securities. This Underlying Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

Oppenheimer Limited-Term Government Fund - This Underlying Fund seeks high current return and safety of principal. It invests at least 80% of its net assets (plus borrowings used for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
      This Underlying Fund may invest up to 20% of its assets in mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations
(having a rating, at the time of acquisition by this Underlying Fund of at least "BBB" by
Standard & Poor's Rating Service or "Baa" by Moody's Investors Service or a comparable rating by another nationally-recognized securities rating organization, or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.
      U.S. government securities are debt securities that are issued or guaranteed by the
U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as
"instrumentalities" of the U.S. government.  This Underlying Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates.  They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S.
government, such as the Government National Mortgage Association.  All of these different types of securities are generally referred to as "U.S. government securities" in the prospectus.  This Underlying Fund also may enter into forward roll transactions which have risks.
      Not all of the U.S. government securities this Underlying Fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal.
Some are backed by the right of the issuer to borrow from the U.S. Treasury.  Others are backed only by the credit of the instrumentality.  The securities this Underlying Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.
      This Underlying Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio.  However, this Underlying Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks.  Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.

Oppenheimer Main Street Fund(R)- This Underlying Fund seeks a high total return. It mainly invests in common stocks of U.S. companies of different capitalization ranges based on analysis using multi-factor quantitative models.  This Underlying Fund currently focuses on larger capitalization issuers.
In selecting securities for purchase or sale by this Underlying Fund, its portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
   o  Multi-factor quantitative models:  This Underlying Fund uses both "top down" and
      "bottom up" models.  The "top down" models are primarily used to help the portfolio managers determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships.  The "bottom up" models help the portfolio managers identify the most attractive stocks within each market capitalization category.  These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other.  The portfolio managers typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.

   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

Oppenheimer Main Street Opportunity Fund(R)- This Underlying Fund seeks long-term capital appreciation. It invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. This Underlying Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell.  The selection process currently involves the use of:

   o  Multi-factor quantitative models:  "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.
      These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles.  "Bottom up" models help to rank stocks in a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research:  Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  After analyzing the models and fundamental research, the portfolio managers apply their judgment to decide which securities to buy or sell.

Oppenheimer Main Street Small Cap Fund(R)- This Underlying Fund seeks capital appreciation.
It invests mainly in common stocks of small-capitalization ("small-cap") U.S. companies that This Underlying Fund's investment Manager believes have favorable business trends or prospects. Under normal market conditions, this Underlying Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.
       This Underlying Fund defines small cap issuers at those companies whose capitalization are less than or equal to the largest company in the Russell 2000 ("Russell 2000") and S&P
Small Cap 600 (S&P 600) indices. This Underlying Fund measures a company's capitalization at the time this Underlying Fund buys a security, and it is not required to sell a security if the issuer's capitalization exceeds this Underlying Fund's definition of a small cap issuer.

Oppenheimer MidCap Fund - This Underlying Fund seeks capital appreciation. It invests mainly in equity securities, such as common and preferred stocks and securities convertible into common stock.  It invests primarily in equity securities of U.S. companies, but can also buy foreign stocks.  Under normal market conditions, as a non-fundamental policy, this Underlying
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have a market capitalization of between $2 billion and
$11.5 billion (referred to as "mid-cap" stocks).  This Underlying Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by this Underlying Fund's Board of Trustees without first providing shareholders 60 days'
written notice.

Oppenheimer Quest International Fund, Inc. - This Underlying Fund seeks long-term capital appreciation. It currently invests mainly in common stocks of companies believed by its investment manager to be undervalued, that are domiciled outside the United States or have their primary operations outside the U.S.
      This Underlying Fund does not limit its investments to issuers within a specific market capitalization range. At times, this Underlying Fund may invest a substantial portion of its assets in a particular capitalization range. For example, this Underlying
Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.
      This Underlying Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest 100% of its assets in foreign securities. Under normal market conditions, the Fund will invest at least
80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

Oppenheimer Real Estate Fund - This Underlying Fund seeks total return through investment in real estate securities.
This Underlying Fund has adopted a policy to invest, under normal circumstances, at least
80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and "real estate operating companies"
("REOCs").  This is a non-fundamental policy which this Underlying Fund's Board of Trustees may change upon 60 days' notice to shareholders.
The portfolio manager employs both a top-down and bottom-up method in selecting securities for this Underlying Fund.  The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts. The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.
      The top-down process is further aided by the Sub-Adviser's comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio.  Proprietary models are maintained that allow the portfolio manager to analyze markets at various levels, including Standard Industrial Classification code, zip code, and Metropolitan Statistical Area, resulting in some of the most comprehensive databases in the industry today.  The Fund's portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
o     Projected growth in supply and demand factors specifically related to the commercial property markets.
o     Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o     Projected growth in new commercial space by tracking construction in process and building permit activity.

o     Anticipated growth in supply and demand factors affecting residential real estate.
o     Current affordability of the single-family residential real estate market.
o     Expected growth in supply and demand for hotels.

o     Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.
      The portfolio manager's bottom-up analysis uses traditional equity analysis and includes an assessment of the property portfolio, current business strategy, capital structure and management track record. Specifically, companies are sought that have the following characteristics:
o     Capacity for predictable and sustainable growth in revenue and earnings per share.
o     Dominant owner/operators in their property types and geographic markets, respectively.
o     Property holdings poised for potentially higher growth due to location in markets where land suitable for development is scarce, or due to management's strategic positioning.
o     Strong capital structure and access to capital that may help to effect its long-term business strategy.
o     Experienced senior management with a strong track record and a wide spectrum of industry specific skills.
o     Attractive valuation relative to other companies in our investment universe and to historical valuation in the real estate market.

      This  Underlying  Fund does not invest only in  securities  of issuers in a particular market  capitalization  range,  and at times the  Sub-Adviser  might  increase  the relative emphasis of securities of issuers in a particular  capitalization  range if the  Sub-Adviser believes they offer greater opportunities for total return.

Oppenheimer Rising Dividends Fund, Inc. - This Underlying Fund seeks total return.
It invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. This Underlying Fund invests with an emphasis on companies that are expected to grow their dividends over time.  As a non-fundamental policy, under normal market conditions, this Underlying Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them, and companies that do not currently pay dividends but are expected to begin paying them in the near future. Investment in companies that do not currently pay dividends and are not expected to do so is not a principal strategy of this Underlying Fund.

Oppenheimer Small- & Mid- Cap Fund - This Underlying Fund's objective is to seek capital appreciation. It invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). This Underlying Fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S.
companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions this Underlying Fund will invest at least 80% of its net assets
(plus the amount of any borrowings for investment purposes) in equity securities of small-cap and mid-cap domestic and foreign issuers. This Underlying Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

Oppenheimer U.S. Government Trust - This Underlying Fund seeks high current income consistent with preservation of capital. It invests mainly in U.S. government debt securities. These include debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by agencies or entities that are referred to as "instrumentalities" of the U.S. government.
o     Under normal market conditions, this Underlying Fund invests at least 80% of its net assets (plus borrowings used for investment purposes) in U.S. government securities.
o     This Underlying Fund typically invests a substantial portion of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations
      (called CMOs) and mortgage participation certificates. They include mortgage-related
      U.S. government securities as well as securities issued by private institutions, such as banks and mortgage companies.

      This Underlying Fund's share prices and income levels will fluctuate. This Underlying
Fund's share prices and distributions are not backed or guaranteed by the U.S. government.
Securities issued by private issuers do not have any U.S. government guarantees.
      The securities this Underlying Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities. This Underlying Fund can buy securities that have short-, medium- or long-term maturities, and the average maturity of this Underlying Fund's portfolio can be expected to change over time. This Underlying Fund uses derivative investments, such as interest-only and principal-only securities, to try to enhance income and to manage investment risks.

Oppenheimer Value Fund - This Underlying Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.
This Underlying Fund may invest mainly in common stocks of different capitalization ranges.
It also can buy other investments, including:
o     Preferred stocks, rights, warrants and convertible debt securities, and
o     Securities of U.S. and foreign companies, although there are limits on this

      Underlying Fund's investments in foreign securities.

INFORMATION AND SERVICES

For More Information on Oppenheimer Portfolio Series
The  following  additional  information  about the Funds is  available  without  charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about each Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about Fund investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders.
The Annual Report includes a discussion of market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Funds' privacy policy and other information about the
Funds, or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
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On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Funds and the Underlying Funds, including their Statements of
Additional Information, can be reviewed and copied at the Securities and Exchange
Commission's Public Reference Room in Washington, D.C. Information on the operation of the
Public Reference Room may be obtained by calling the Securities and Exchange Commission at
1.202.551.8090.  Reports and other information about the Funds and the Underlying Funds are available on the EDGAR database on the Securities and Exchange Commission's Internet
website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this prospectus. This prospectus is not an offer to sell shares of any Fund, nor a solicitation of an offer to buy shares of any Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:                 [logo]  OppenheimerFunds  Distributor,
Inc.
The Funds' SEC File No.: 811-21686

PR0000.005.0508
Printed on recycled paper

                                 APPENDIX TO PROSPECTUS OF
                                OPPENHEIMER PORTFOLIO SERIES

      Graphic material included in the prospectus of Oppenheimer Portfolio Series under the heading: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the prospectus of Oppenheimer Portfolio Series depicting the annual total returns of a hypothetical investment in Class A shares of each
Fund since inception, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart:

Conservative Investor Fund

--------------------------------------------------------------------------------
               Year Ended                         Annual Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 8.08%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 5.69%

--------------------------------------------------------------------------------

Moderate Investor Fund

--------------------------------------------------------------------------------
               Year Ended                         Annual Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 10.07%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 6.08%

--------------------------------------------------------------------------------

Equity Investor Fund

--------------------------------------------------------------------------------
               Year Ended                         Annual Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 14.24%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 7.50%

--------------------------------------------------------------------------------

Active Allocation Fund

--------------------------------------------------------------------------------
               Year Ended                         Annual Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/06                                 13.93%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/07                                 5.47%

--------------------------------------------------------------------------------

Oppenheimer Portfolio Series
      Conservative Investor Fund
      Moderate Investor Fund
      Equity Investor Fund
      Active Allocation Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated May 30, 2008

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about the Funds and supplements information in the Prospectus dated May 30, 2008. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Funds'
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Funds
Additional Information About the Funds' Investment Policies and Risks...
    The Funds' Investment Policies......................................
    The Underlying Funds' Investment Policies...........................
      Equity Securities.................................................
      Debt Securities...................................................
      Derivative Securities.............................................
      Other Investments and Investment and Strategies...................
    Investment Restrictions.............................................
Disclosure of Portfolio Holdings........................................
How the Funds are Managed...............................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Funds..................................
    The Manager.........................................................
Brokerage Policies of the Funds.........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Funds................................................
About Your Account
How to Buy Shares.......................................................
How to Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Funds..................................

Financial Information About the Funds

Report of Independent Registered Public Accounting Firm.................
Financial Statements....................................................

ABOUT  THE  FUNDS

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies, and the main risks of the Funds are described in the Prospectus. Each Fund is a special type of fund known as a "fund of funds" that invests primarily in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the
"Underlying Funds." This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities the Funds' and Underlying Funds' investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Funds or the
Underlying Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.

The Funds' Investment Policies.  Each Fund normally invests in a portfolio of
Class Y shares of the Oppenheimer Underlying Funds. The Funds may invest in
Class A shares of an Underlying Fund if Class Y shares are not available. The composition of those investments, and the factors considered in allocating the
Funds' assets among the Underlying Funds, may vary over time. From time to time, the Funds may also invest in the securities of individual issuers directly, as described below. The risks of such direct investments in those securities are the same risks that the securities have in the portfolios of the Underlying
Funds. However a Fund may have greater exposure to such securities, and therefore to such risks, when it makes a direct investment.

The Underlying Funds' Investment Policies.  The Funds' Prospectus includes the investment objective and a brief description of each of the Underlying Funds.
The Underlying Funds are currently: Oppenheimer Capital Appreciation Fund
("Capital Appreciation Fund"), Oppenheimer Champion Income Fund ("Champion
Income Fund"), Oppenheimer Commodity Strategy Total Return Fund ("Commodity
Strategy Total Return Fund"), Oppenheimer Core Bond Fund ("Core Bond Fund"),
Oppenheimer Developing Markets Fund ("Developing Markets Fund"), Oppenheimer
Discovery Fund ("Discovery Fund"), Oppenheimer Global Fund ("Global Fund"),
Oppenheimer Global Opportunities Fund ("Global Opportunities Fund"), Oppenheimer
Gold & Special Minerals Fund ("Gold & Special Minerals Fund"), Oppenheimer
International Bond Fund ("International Bond Fund"), Oppenheimer International
Growth Fund ("International Growth Fund"), Oppenheimer International Small
Company Fund, Inc. ("International Small Company Fund"),  Oppenheimer
Limited-Term Government Fund ("Limited-Term Government Fund"), Oppenheimer Main
Street Fund(R)("Main Street Fund"), Oppenheimer Main Street Opportunity Fund(R)
("Main Street Opportunity Fund"), Oppenheimer Main Street Small Cap Fund(R)("Main
Street Small Cap Fund"), Oppenheimer MidCap Fund ("MidCap Fund"), Oppenheimer
Quest International Fund, Inc. ("Quest International Fund"), Oppenheimer Real
Estate Fund ("Real Estate Fund"), Oppenheimer Rising Dividends Fund, Inc.
("Rising Dividends Fund") Oppenheimer Small- & Mid- Cap Fund ("Small- & Mid- Cap
Value Fund"), Oppenheimer U.S. Government Trust ("U.S. Government Trust") and
Oppenheimer Value Fund ("Value Fund").

Set forth below is supplemental information about the types of securities the
Underlying Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives. The charts below indicates some of the types of securities and strategies that each of the Underlying Funds may use.
The choice of Underlying Funds, the objectives and investment policies of the
Underlying Funds and the Funds' allocations to the Underlying Funds may change without notice to or approval of the Funds' shareholders.

-------------------------------------------------------------------------------------
                                              Commodity
                                              Strategy
                         Capital    Champion  Total      Core     Developin
                         AppreciatioIncome    Return     Bond     Markets  Discovery
                            Fund      Fund       Fund      Fund     Fund     Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Common Stock                 X          X         -         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Preferred Stock              X          X         -         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Convertible Securities       X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Rights                       X          X         -         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Warrants                     X          X         -         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Growth Companies             X          -         -         -        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Value Companies              -          -         -         -        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mid-Cap Companies            X          -         -         -        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Small-Cap Companies          X          -         -         -        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Unseasoned Issuers           X          -         -         -        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Cyclical Opportunities       X          -         -         -        -         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Real Estate Investment       -          -         -         -        -         -
Trusts (REITs)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Foreign Equity               X          X         X         X        X         X
Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Developing Markets         -          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Privatization Programs     -          -         -         -        X         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Investment Company           X          X         X         X        -         X
Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Floating Rate Securities     -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Variable Rate Securities     -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Zero Coupon Securities       -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lower Grade Debt             -          X         X         X        -         -
Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Bank Obligations and         -          -         X         X        -         -
Related Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Loan Participation           -          X         X         X        -         -
Interests
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Master Demand Notes          -          -         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Foreign Debt Obligations     X          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
U.S. Government              X          X         X         X        X         X
Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  U.S. Treasury              X          X         X         X        X         X
  Obligations
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Government Agency          X          X         X         X        X         -
  Obligations
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mortgage Related             -          X         X         X        -         -
Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Collateralized
  Mortgage Obligations       -          X         X         X        -         -
  (CMOs)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Forward Rolls              -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Stripped Mortgage          -          X         X         X        -         -
  Related Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Mortgage Related           -          X         X         X        -         -
  Government Obligations
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Commercial Mortgage        -          X         X         X        -         -
  Related Obligations
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Asset Backed Securities      -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Money Market Instruments     X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Commercial Paper             -          -         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Derivatives
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Futures                      X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Options                      X          X         -         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Write Covered Calls        X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Write Put Options          X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Purchase Puts and          X          X         X         X        X         X
  Calls
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  Foreign Currency           X          X         X         X        X         X
  Options
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Forward Contracts            X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Interest Rate Swaps          -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return Swaps           -          -         -         -        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Swaptions                    -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Credit Derivatives           -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Structured Notes             -          X         X         X        -         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Other Investments and
Strategies
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Repurchase Agreements        X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Reverse Repurchase           -          -         X         -        -         X
Agreements
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
When Issued Securities       -          X         X         X        X         -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Delayed Delivery             -          X         X         X        X         -
Securities
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Securities Lending           X          X         X         X        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Borrowing for Leverage       -          -         -         -        X         X
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Illiquid and Restricted      X          X         X         X        X         X
Securities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                      Global       Global    Gold &     InternationaInternational
                                             Special
                                 OpportunitieMinerals               Growth
                         Fund       Fund        Fund     Bond Fund     Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Common Stock            X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Preferred Stock         X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Convertible             X           X          X           X          X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Rights                  X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Warrants                X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Growth Companies        X           X          X           -          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Value Companies         -           -          -           -          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mid-Cap Companies       X           -          -           -          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Small-Cap Companies     X           -          -           -          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Unseasoned Issuers      X           X          X           -          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Cyclical                X           -          -           -          X
  Opportunities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Real Estate             X           X          -           -          -
  Investment Trusts
  (REITs)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Equity          X           X          X           X          X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Developing Markets     X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Privatization          -           -          -           X          -
   Programs
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Investment Company      -           X          X           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income
Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Floating Rate           -           X          -           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Variable Rate           -           X          -           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Zero Coupon             X           X          -           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Lower Grade Debt        X           X          -           X          X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bank Obligations
  and Related
  Securities              -           -          -           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Loan Participation      -           -          -           -          -
  Interests
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Master Demand Notes     -           -          -           -          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Debt            -           X          -           X          X
  Obligations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  U.S. Government         X           X          -           X          X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   U.S. Treasury          X           X          -           X          X
   Obligations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Government Agency      X           -          -           -          X
   Obligations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Related        X           X          -           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Collateralized
   Mortgage
   Obligations (CMOs)     -           X          -           X          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Forward Rolls          X           X          -           X          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Stripped Mortgage      -           X          -           X          -
   Related Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Mortgage Related
   Government
   Obligations            -           -          -           -          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Commercial
   Mortgage Related
   Obligations            -           X          -           X          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Asset Backed            -           X          -           -          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Money Market            X           X          X           X          X
  Instruments
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Commercial Paper        X           X          X           X          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Derivatives
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Futures                 X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Options                 X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Write Covered          X           X          X           X          X
   Calls
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Write Put Options      X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Purchase Puts and      X           X          X           X          X
   Calls
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Foreign Currency       X           X          X           X          X
   Options
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Forward Contracts       X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Interest Rate Swaps     X           X          -           X          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total Return Swaps      -           -          -           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Swaptions               X           X          -           -          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Credit Derivatives      -           -          -           -          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Structured Notes        -           X          -           X          -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Investments
and Strategies
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Repurchase              X           X          X           X          X
  Agreements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Reverse Repurchase      X           X          -           -          X
  Agreements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  When Issued             -           X          -           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Delayed Delivery        -           X          -           X          -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Securities Lending      X           X          X           X          X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Borrowing for           X           X          X           X          X
  Leverage
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Illiquid and                                   X           X
  Restricted
  Securities              X           X                                 X
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                      InternationLimited-   Main   Main      Main     MidCap
                      Small      Term              Street    Street
                      Company    Government Street OpportunitSmall
                         Fund       Fund     Fund     Fund   Cap Fund   Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Common Stock            X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Preferred Stock         X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Convertible             X          -        X        X        X        X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Rights                  X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Warrants                X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Growth Companies        X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Value Companies         -          -        X        X        X        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mid-Cap Companies       -          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Small-Cap Companies     -          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Unseasoned Issuers      X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Cyclical                -          -        -        -        -        X
  Opportunities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Real Estate             -          -        -        -        -        -
  Investment Trusts
  (REITs)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Equity          X          -        X        X                 X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Developing Markets     X          -        -        -        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Privatization          -          -        -        -        -        -
   Programs
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Investment Company      X          X        X        X        X        X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income
Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Floating Rate           -          X        -        -        -        -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Variable Rate           -          X        -        -        -        -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Zero Coupon             -          -        -        -        -        -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Lower Grade Debt        -          -        X        -        -        X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bank Obligations
  and Related
  Securities              -          X        -        -        X        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Loan Participation      -          -        -        -        -        -
  Interests
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Master Demand Notes     -          -        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Debt            -          -        X        X        -        X
  Obligations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  U.S. Government         -          X        X        X        X        X
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   U.S. Treasury          -          X        X        X        X        X
   Obligations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Government Agency      -          X        X        X        X        X
   Obligations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage Related          -          X        -        -        -        -
Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Collateralized
  Mortgage
  Obligations (CMOs)      -          X        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Forward Rolls           -          -        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Stripped Mortgage       -          -        -        -        -        -
  Related Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Related
  Government
  Obligations             -          X        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Commercial
  Mortgage Related
  Obligations             -          -        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Asset Backed            -          X        -        -        -        -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Money Market            X          X        X        X        X        X
  Instruments
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Commercial Paper        X          X        X        X        X        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Derivatives
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Futures                 X          X        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Options                 X          X        X        X        X        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Write Covered          X          X        X        X        X        X
   Calls
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Write Put Options      X          X        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Purchase Puts and      X          X        X        X        X        X
   Calls
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Foreign Currency       X          -        X        X        X        X
   Options
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Forward Contracts       X          -        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Interest Rate Swaps     -          X        X        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Total Return Swaps      -          -        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Swaptions               -          -        X        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Credit Derivatives      -          -        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Structured Notes        -          -        -        -        -        -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Investments
and Strategies
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Repurchase              X          X        X        X        X        X
  Agreements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Reverse Repurchase      -          X        -        -        X        -
  Agreements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  When Issued             -          X        X        -        X        -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Delayed Delivery        -          X        -        -        X        -
  Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Securities Lending      X          X        X        X        X        X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Borrowing for           X          -        -        -        -        X
  Leverage
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Illiquid and
  Restricted
  Securities              X          X        X        X        X        X
-------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------

                        Quest    Real      Rising   Small- &  U.S.      Value
                     InternationaEstate    DividendsMid- Cap  Government
                     Value Fund     Fund     Fund   Value Fund  Trust     Fund

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Equity Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Common Stock             X          -        X         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Preferred Stock          X          -        X         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Convertible              X          X        X         X         -        X

 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Rights                   X          X        X         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Warrants                 X          X        X         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Growth Companies         -          -        -         -         -        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Value Companies          X          -        -         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Mid-Cap Companies        X          -        -         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Small-Cap Companies      X          -        -         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Unseasoned Issuers       X          -        -         X         -        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Cyclical                 X          -        -         -         -        -
 Opportunities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Real Estate              -          X        -         -         -        -
 Investment Trusts

 (REITs)
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Foreign Equity           X          -        X         X         -        X

 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Developing             X          -        X         X         -        X

   Markets
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Privatization          -          -        X         -         -        -
   Programs

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Investment Company       X          X        X         X         -        X

 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Fixed Income
 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Floating Rate            -          X        -         -         X        X
 Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Variable Rate            -          -        -         -         X        X
 Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Zero Coupon              -          -        X         -         X        X
 Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Lower Grade Debt         X          X        X         X         -        X

 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Bank Obligations

 and Related                                  X

 Securities               X          -                  X         -        X
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Loan Participation       -          -        -         X         -        -
 Interests

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Master Demand Notes      X          -        -         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Foreign Debt             X          -        -         X         -        X
 Obligations

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 U.S. Government          X          X        X         X         X        X
 Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   U.S. Treasury          X          X        -         X         X        X

   Obligations
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Government                                 -
   Agency

   Obligations            X          X                  X         X        X
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Mortgage Related         -          -        -         -         X        X
 Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Collateralized         X          -        -         -         X        X

   Mortgage
   Obligations
   (CMOs)
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Forward Rolls          -          -        -         -         X        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Stripped               -          -        -         -         X        X
   Mortgage Related
   Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
   Mortgage Related

   Government                                 -

   Obligations            X          -                  -         X        X
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
   Commercial

   Mortgage Related                           -

   Obligations            -          -                  -         X        -
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Asset Backed             -          -        -         -         X        -
 Securities

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Money Market             X          X        X         X         X        X

 Instruments
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Commercial Paper         X          X        X         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Derivatives
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Futures                  X          X        X         X         X        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Options                  X          X        X         -         -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Write Covered          X          X        X         X         X        X

   Calls
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Write Put Options      X          X        X         X         X        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Purchase Puts          X          X        X         X         X        X

   and Calls
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

   Foreign Currency       X          X        X         X         -        X

   Options
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Forward Contracts        X          X        X         X         -        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Interest Rate Swaps      -          X        -         -         X        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Total Return Swaps       -          -        -         -         -        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Swaptions                -          -        -         -         X        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Credit Derivatives       -          -        -         -         -        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Structured Notes         -          -        -         -         -        -

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Other Investments
 and Strategies
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Repurchase               X          X        X         X         X        X

 Agreements
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Reverse Repurchase       -          -        -         X         X        X
 Agreements

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 When Issued              X          -        -         X         X        X

 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Delayed Delivery         X          -        -         X         X        X

 Securities
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Securities Lending       X          X        X         X         X        X

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Borrowing for            -          -        X         -         -        -
 Leverage

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Illiquid and             X          X        X         X         -        X

 Restricted
 Securities
 --------------------------------------------------------------------------------------

      The Funds and the Underlying Funds are not required to use all of these investment techniques and strategies in seeking their objectives. They may use some of the investment techniques and strategies only at certain times or not at all.

For more complete information about each Underlying Fund's investment policies and strategies, please refer to each Underlying Fund's prospectus and Statement of Additional Information. You may obtain a copy of an Underlying Fund's prospectus and Statement of Additional Information by calling 1.800.225.5677, or by downloading it from the OppenheimerFunds, Inc. website at
www.oppenheimerfunds.com.

Equity Securities

Some of the Underlying Funds focus their investments in equity securities of
U.S. and/or foreign companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. Certain of the
Underlying Funds emphasize equity investments in one or more capitalization ranges. Certain of the Underlying Funds pursue a "growth" investing strategy, while others pursue a "value" investing policy.

      |X|   Preferred Stock.  Some of the Underlying Funds may invest in preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      |X|   Convertible Securities.  Some of the Underlying Funds may invest in convertible securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security might have less impact on the
Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. Convertible debt securities are subject to the credit risks and interest rate risks described below in "Main
Risks of Debt Securities."

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager may examine the following factors:

         (1)whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
         (2)whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
            (considering the effect of conversion of the convertible
            securities), and
         (3)the extent to which the convertible security may be a defensive
            "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|   Rights and Warrants. Some of the Underlying Funds may invest in warrants or rights. For specific limitations on the Underlying Funds'
investments in rights and warrants, refer to the Statement of Additional
Information for each Underlying Fund.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|   Growth Companies. Some of the Underlying Funds invest in growth companies. Growth companies are those companies that the Manager believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

      Growth companies may have a variety of characteristics that, in the
Manager's view, define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Underlying Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

      |X|   Value Investing. In selecting equity investments, the portfolio managers of certain Underlying Funds may use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:

o     Price/Earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/Book Value Ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Discounted Future Value Analysis, which involves two steps: determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company; and
            then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      |X|   Small- and Mid-Cap Issuers.  Securities of small- and
mid-capitalization issuers may be subject to greater price volatility in general than securities of large-cap issuers. Therefore, to the degree that an
Underlying Fund has investments in small- or mid-capitalization companies at times of market volatility, its share prices may fluctuate more than a fund that invests in the securities of large-capitalization companies. The market capitalization ranges used by the Underlying Funds will vary from fund to fund.
For specific information on the market capitalization ranges and types of investments in equity securities for an Underlying Fund, refer to the prospectus and Statement of Information for each Underlying Fund.

      |X|   Investing in Small, Unseasoned Companies.  Some of the Underlying
Funds can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect an Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case, an
Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. For specific limitations on the Underlying Fund's investments in small, unseasoned companies, refer to the Statement of Additional
Information for each Underlying Fund.

      |X|   Cyclical Opportunities.  Some of the Underlying Funds seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager(s) of those Underlying Funds believes they have growth potential. For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Those Underlying Funds focus on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |X|   Real Estate Investment Trusts (REITs). Some of the Underlying Funds
can invest in REITs, as well as real estate development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region.
Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|   Investing in Foreign Securities.  Some of the Underlying Funds may invest in foreign securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the International Bank for Reconstruction and Development ("World Bank"). They
also include securities of companies (including those that are located in the
U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.
Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." For specific information on the type of securities that an Underlying Fund considers "foreign securities" and the limitations on the total amount of assets of the Underlying Funds that can be invested in foreign securities, refer to the prospectuses and statements of additional information for the Underlying Funds.

      Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter markets may be considered "foreign securities" for the purpose of the Underlying Funds' investment allocations because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to
U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign currencies in which such securities may denominated. The Underlying
Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency, rates or currency devaluation, or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     possible unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. Certain types of foreign securities have other particular risks. The following information describes some of the risks of particular foreign securities.

      |X|   Passive Foreign Investment Companies. Some securities of
      corporations domiciled outside the U.S. which the Underlying Funds may purchase, may be considered passive foreign investment companies ("PFICs")
      under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up"
      companies. For federal tax purposes, a corporation is deemed a PFIC if 75%
      or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal Revenue Code of 1986, as amended ("Internal Revenue Code")ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that an
      Underlying Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs.
      Following industry standards, the Underlying Funds make every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Underlying
      Funds' minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
      "Investment Company Act"), the Underlying Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of
      PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a Fund's expenses
      (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under
      "Investment in Other Investment Companies."

      |X|        Special Risks of Emerging and Developing Markets. Emerging and
      developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be
      even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays.
      They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Underlying
      Funds' Manager will consider these factors when evaluating securities in these markets. For specific limitations on the Underlying Funds'
      investments in emerging and developing markets, refer to the Statement of
      Additional Information for each Underlying Fund.

         o  Settlement of Transactions. Settlement procedures in developing markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems.
            Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods.
            Delays in settlement could result in temporary periods during which a portion of an Underlying Fund's assets is uninvested and no return is earned on those assets. The inability of an Underlying Fund to make intended purchases of securities due to settlement problems could cause an Underlying Fund to miss investment opportunities. An
            Underlying Fund could suffer losses from the inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an Underlying Fund's portfolio or, if an Underlying Fund has entered into a contract to sell the security, a possible liability to the purchaser.

         o  Price Volatility. Securities prices in developing markets may be significantly more volatile than is the case in more developed nations of the world. In particular, countries with emerging markets may have relatively unstable governments. That presents the risk of nationalization of businesses, restrictions on foreign ownership or prohibitions of repatriation of assets. These countries may have less protection of property rights than more developed countries.
            The economies of developing countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

         o  Less Developed Securities Markets. Developing market countries may have less well-developed securities markets and exchanges.
            Consequently they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

         o  Government Restrictions. In certain developing countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as an Underlying Fund. Also, a government might impose temporary restrictions on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, an
            Underlying Fund could be adversely affected. Additionally, an
            Underlying Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

         o  Privatization Programs. The governments in some developing countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital
            appreciation, and the Manager may invest Underlying Funds assets in privatization programs in what it considers to be appropriate circumstances. In certain developing countries, the ability of foreign entities such as an Underlying Fund to participate in privatization programs may be limited by local law. Additionally, the terms on which an Underlying Fund might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.

      |X|   Investments in Equity Securities and Metal Investments.  Gold &
Special Minerals Fund focuses its investments in equity securities of U.S. and foreign-domiciled companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Gold
& Special Minerals Fund's investments primarily include stocks of companies that are involved in mining or processing gold or other metals or minerals. These securities are described as "Mining Securities."

      Gold & Special Minerals Fund may also invest in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as "Metal Investments." Under normal market conditions, Gold & Special Minerals Fund will invest at least 80%
of its net assets (plus borrowings for investment purposes) in Mining Securities and Metal Investments. However, Gold & Special Minerals Fund will invest no more than 10% of its total net assets in Metal Investments.

      Current income is not a criterion used to select portfolio securities for
Gold and Special Minerals. However, certain debt securities can be selected for
Gold & Special Minerals Fund's portfolio for defensive purposes (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

      o  Special Risks of Concentrating Investments in Mining Securities and
Metal Investments.  Investments in Mining Securities and Metal Investments
involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States
(the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings;
(3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for Gold & Special Minerals Fund in making Metal Investments, if it fails to qualify as a "regulated investment company" under the Internal Revenue
Code.

      Because Gold & Special Minerals Fund concentrates its investments in
Mining Securities and Metal Investments, an adverse change with respect to any of these risk factors could have a significant negative effect on Gold & Special
Minerals Fund's net asset value per share. These risks are discussed in greater detail below.

      o  Risk of Price Fluctuations. The prices of precious and strategic metals are affected by various factors such as economic conditions, political events, governmental monetary and regulatory policies and market events. The prices of
Mining Securities and Metal Investments held by Gold & Special Minerals Fund may fluctuate sharply, which will affect the value of Gold & Special Minerals Fund's shares.

      o   Concentration of Source of Gold Supply and Control of Gold Sales.
Currently, the five largest producers of gold are the Republic of South Africa,
Australia, the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States. Economic and political conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. In South Africa, the activities of companies engaged in gold mining are subject to the policies adopted by the Ministry of Mines. The Reserve
Bank of South Africa, as the sole authorized sales agent for South African gold, has an influence on the price and timing of sales of South African gold.
Political and social conditions in South Africa are still somewhat unsettled and may pose certain risks to Gold & Special Minerals Fund (in addition to the risks described below under the caption "Foreign Securities"), because Gold & Special
Minerals Fund may hold a portion of its assets in securities of South African issuers.

      o   Unpredictable International Monetary Policies, Economic and Political
Conditions. There is the possibility that unusual international monetary or political conditions may make Gold & Special Minerals Fund's portfolio assets less liquid, or that the value of Gold & Special Minerals Fund's assets might be more volatile, than would be the case with other investments. In particular, the price of gold is affected by its direct and indirect use to settle net balance of payments deficits and surpluses between nations. Because the prices of precious or strategic metals may be affected by unpredictable international monetary policies and economic conditions, there may be greater likelihood of a more dramatic fluctuation of the market prices of Gold & Special Minerals Fund's investments than of other investments.

      o  Commodities Regulations. The trading of Metal Investments in the United
States could become subject to the rules that govern the trading of agricultural and certain other commodities and commodity futures. In the opinion of Gold &
Special Minerals Fund's counsel, at present Gold & Special Minerals Fund's permitted Metal Investments are either not subject to regulation by the
Commodities Futures Trading Commission ("CFTC") or an exemption from regulation is available. The absence of CFTC regulation may adversely affect the continued
development of an orderly market in Metal Investments trading in the United
States. The development of a regulated futures market in Metal Investments trading may affect the development of a market in, and the price of, Metal
Investments in the United States.

      o  Effect on Gold & Special Minerals Fund's Tax Status. By making Metal
Investments, Gold & Special Minerals Fund risks failing to qualify as a regulated investment company under the Internal Revenue Code. If Gold & Special
Minerals Fund should fail to qualify, it would lose the beneficial tax treatment accorded to qualifying investment companies under Subchapter M of the Code.
Failure to qualify would occur if in any fiscal year Gold & Special Minerals
Fund either (a) derived 10% or more of its gross income (as defined in the
Internal Revenue Code, which disregards losses for this purpose) from sales or other dispositions of Metal Investments and other non-qualifying income, or (b)
held more than 50% of its net assets in the form of Metal Investments or in securities not meeting certain tests under the Internal Revenue Code (see
"Dividends, Capital Gains and Taxes"). Accordingly, Gold & Special Minerals Fund
will endeavor to manage its portfolio within the limitations described above, and Gold & Special Minerals Fund has adopted an investment restriction limiting the amount of its total assets that can be invested in Metal Investments. There can be no assurance that Gold & Special Minerals Fund will qualify in every fiscal year. Furthermore, to comply with the limitations described above, Gold &
Special Minerals Fund may be required to make investment decisions the Manager would otherwise not make, foregoing the opportunity to realize gains, if necessary, to permit Gold & Special Minerals Fund to qualify. See "Investment
Restrictions" in the Gold & Special Minerals SAI.

|X|   Investment in Other Investment Companies. Some of the Underlying Funds can
also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, an Underlying Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio, at times when the Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental policy, the Underlying Funds cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Underlying Funds do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, an Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. For specific limitations on the Underlying Fund's investments in securities of other investment companies, refer to the Statement of Additional
Information for each Underlying Fund. The Underlying Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

Debt Securities

      Some of the Underlying Funds invest in debt securities with differing credit and maturity characteristics, and with fixed or floating interest rates, to seek their objectives. Other Underlying Funds may invest in debt securities for defensive purposes and/or for liquidity. Certain types of debt securities in which the Underlying Funds may invest are described below. For specific limitations on an Underlying Fund's investments in debt securities, refer to the
Statement of Additional Information for that fund.

      |X|   Floating Rate and Variable Rate Obligations. Some of the securities that some of the Underlying Funds and some of the funds in the tactical allocation component of the Active Allocation Fund can purchase have variable or floating interest rates The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted.
The interest rates on variable rate obligations are adjusted at stated periodic intervals.

      Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      Floating rate and variable rate obligations that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals, generally not exceeding one year and upon no more than 30 days' notice. Variable rate obligations may have a demand feature that allows an Underlying Fund to tender the obligation to the issuer or a third party at certain times. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate notes may also have a feature that allows the holder to receive payment prior to maturity. The issuer of a "demand" obligation normally has a corresponding right to prepay the outstanding principal amount of the note plus accrued interest after a given period. The issuer usually must provide a specified number of days' notice to the holder.

      The floating rate and variable rate obligations in which an Underlying
Fund may invest generally must meet the credit quality requirements of that fund. The Manager may determine that an unrated floating rate or variable rate obligation meets an Underlying Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      |X|   Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. An Underlying Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S.
Treasury notes or bonds that have been stripped of their interest coupons, U.S.
Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      An Underlying Fund's investment in zero-coupon securities may cause it to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Underlying Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of the Underlying Fund's shares.

      Commodity Strategy Total Return Fund may also invest in zero-coupon securities issued by private-issuers such as domestic or foreign corporations.
These securities have the same interest rate risks as described above for zero-coupon U.S. Treasury securities. An additional risk of private-issuer zero-coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

      |X|   Investment-Grade Debt Securities.  Some of the Underlying Funds may
invest in investment-grade debt obligations rated in the four highest investment categories by Standard & Poor's Corporation, Moody's Investors Service, Inc., or
by another nationally recognized statistical rating organization ("NRSRO"). If they are unrated, they will be assigned a rating to be considered of similar quality to obligations that are rated investment grade.

      |X|   Lower-Grade Debt Securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa"
by Moody's Investors Service, Inc. ("Moody's") or lower than "BBB" by Standard &
Poor's Rating Service ("S&P") or Fitch, Inc. ("Fitch"), or similar ratings by other rating organizations. If they are unrated, and are determined by an
Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities. Some of the Underlying Funds can invest in securities rated as low as "C" or "D" or which may be in default at the time of purchase. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of Additional
Information.

      Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on the Underlying Funds' investments in lower-grade debt securities, refer to the Statement of Additional Information for each Underlying Fund.

      |X|   Bank Obligations and Securities That Are Secured By Them. Some of
the Underlying Funds can invest in bank obligations, including time deposits, certificates of deposit, and bankers' acceptances. They must be either obligations of a domestic bank with total assets of at least $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion.
Those Underlying Funds may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term "bank" includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal
Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Underlying Funds in illiquid investments.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed
"accepted" when a bank guarantees their payment at maturity.

      |X|   Loan Participation Interests. Some of the Underlying Funds can
invest in participation interests, subject to the Underlying Funds' limitations on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to an
Underlying Fund other than to pay the Underlying Fund the proportionate amount of the principal and interest payments it receives. For specific limitations on the Underlying Funds' investments in participation interests, refer to the
Statement of Additional Information for each Underlying Fund.

      Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of an Underlying Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X|   Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by some Underlying Funds at varying rates of interest under direct arrangements between an Underlying Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed.
An Underlying Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, an Underlying Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. For specific limitations on an Underlying Fund's investments in these notes, refer to the Underlying Fund's Statement of Additional
Information.

      The Underlying Funds may have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the limitation on investments by an Underlying Fund in illiquid securities, described in the Underlying Fund's Prospectus and Statement of Additional
Information.

      |X|   Foreign Debt Obligations. Some of the Underlying Funds can invest in obligations issued by foreign governments and private foreign issuers.

        Foreign Sovereign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

      Some of the Underlying Funds also can buy securities issued by certain
      "supra-national" entities, which include entities designated or supported by various governments to promote economic reconstruction or development, international banking organizations and related government agencies.
      Examples are the World Bank, the Asian Development Bank and the
      Inter-American Development Bank.

      The governmental members of these supra-national entities are
      "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.
      There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

        Brady Bonds. Some of the Underlying Funds can invest in U.S.
      dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S.
      Treasury zero-coupon obligations that have the same maturity as the Brady
      Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon
      U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady
      Bonds, Brady Bonds are considered speculative investments.

      |X|   U.S. Government Securities. Some of the Underlying Funds may invest in U.S. government securities. These are securities issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Underlying Funds can invest may or may not be guaranteed or supported by the "full faith and credit" of the United
States. "Full faith and credit" means generally that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the
United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

        U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
      Treasury bonds (which have maturities of more than ten years when issued).
      Treasury securities are backed by the full faith and credit of the United
      States as to timely payments of interest and repayments of principal.
      Other U.S. Treasury obligations the Underlying Funds can buy include U.S.
      Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
      Inflation-Protection Securities ("TIPS").

        Obligations Issued or Guaranteed by U.S. Government Agencies or
      Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S.
      government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and
      Federal Home Loan Mortgage Corporation obligations.

      |X|   Mortgage-Related Securities. Some of the Underlying Funds can invest in mortgage-related securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some of the Underlying
Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

        Collateralized Mortgage Obligations. Collateralized mortgage obligations or CMOs, are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

o     pass-through certificates issued or guaranteed by Government National
               Mortgage Association (GNMA), Federal National Mortgage
               Association (FNMA), or Federal Home Loan Mortgage Corporation
               (FHLMC),
o     unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs,
o     unsecuritized conventional mortgages,
o     other mortgage-related securities, or
o     any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.
      Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date.
      The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

        Forward Rolls. Some of the Underlying Funds can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying Fund in excess of the yield on the securities that have been sold.

      An Underlying Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Underlying Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities an Underlying Fund sells might decline below the price at which the Underlying Funds are obligated to repurchase securities.

        "Stripped" Mortgage Related Securities. Some of the Underlying Funds
      may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.
      These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Underlying Fund might not fully recoup its investment in an
      I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

        Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. For specific limitations on the Underlying
      Funds' investments in mortgage-related U.S. government securities, refer to the Statement of Additional Information for each Underlying Fund.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, an Underlying Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce that Underlying Funds' yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Underlying Funds' share prices.

         GNMA Certificates ("Ginnie Mae"). The GNMA is a wholly-owned corporate instrumentality of the United States within the U.S. Department of
         Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.
         Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing
         Administration or the Farmers Home Administration or guaranteed by the
         Veterans Administration.

         The Ginnie Maes in which some of the Underlying Funds invest are of the
         "fully modified pass-through" type. They provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.
         Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes purchased by the Underlying Funds are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie
         Maes on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

         Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December
         9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of Ginnie Maes (such as the Underlying
         Funds) have no security interest in or lien on the underlying mortgages.

         Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Underlying Funds with respect to the mortgages underlying the Ginnie Maes held by the Underlying Funds. All of the mortgages in the pools relating to the Ginnie Maes in the
         Underlying Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to thirty years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

         FNMA Certificates ("Fannie Mae"). FNMA, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. FNMA guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan.
         In each case the guarantee applies whether or not those amounts are actually received. The obligations of FNMA under its guarantees are obligations solely of FNMA and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than FNMA.

         FHLMC Certificates. FHLMC, a corporate instrumentality of the United
         States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC
         Certificate timely payment of the amounts representing a holder's proportionate share of:

o     interest payments less servicing and guarantee fees,
o     principal prepayments, and
o     the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

         The obligations of FHLMC under its guarantees are obligations solely of
         FHLMC and are not backed by the full faith and credit of the United
         States.

        Commercial (Privately-Issued) Mortgage Related Securities. Some of the
      Underlying Funds can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

      |X|   Asset-Backed Securities. Some of the Underlying Funds may invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-related securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, an Underlying Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, an
Underlying Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs.

      |X|   Money Market and Other Short-Term Debt Obligations.  Some of the
Underlying Funds can invest in a variety of high quality money market instruments and other short-term debt obligations, under both normal market conditions and for defensive purposes. Money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the types of money market securities and short-term debt obligations the Underlying Funds can invest in.

        Bank Obligations. Some of the Underlying Funds can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

o     obligations issued or guaranteed by a domestic bank or foreign bank
               (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion,
o     banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S. commercial bank with total assets of at least U.S. $1 billion.

      Some of the Underlying Funds can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to an Underlying Fund's limits on illiquid investments. "Banks" include commercial banks, savings banks and savings and loan associations.

        Commercial Paper. Some of the Underlying Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and
      Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Underlying Funds' manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      Some of the Underlying Funds can buy commercial paper that is not in the top three rating categories (including U.S. dollar-denominated securities of foreign branches of U.S. banks) if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

      |X|   Ratings of Securities - Portfolio Quality, Maturity and
Diversification.  Under Rule 2a-7 of the Investment Company Act, Money Market
Fund uses the amortized cost method to value its portfolio securities to determine Money Market Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, Money Market
Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible
Securities." The rating restrictions described in its Prospectus and SAI do not apply to banks in which Money Market Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in Money Market Fund's SAI. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager, subject to review by Money Market Fund's
Board of Directors, to be of comparable quality to Eligible Securities rated by
Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits Money Market Fund to purchase any number of "First Tier
Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating
Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating
Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, Money Market Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not
"First Tier Securities." In addition, Money Market Fund may not invest more than:

   o? 5% of its total assets in the securities of any one issuer (other than the
      U.S. government, its agencies or instrumentalities) or
   o  1% of its total assets or $1 million (whichever is greater) in Second Tier
      Securities of any one issuer.

      Under Rule 2a-7, Money Market Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with Money Market
Fund's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a
First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any
Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, Money Market
Fund's Board of Directors shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

      If Money Market Fund disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the
Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the SEC are Standard & Poor's (a division of the McGraw-Hill Companies), Moody's Investors Service, Inc., Fitch, Inc. and
Dominion Bond Rating Service Limited. Appendix A to its SAI contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described therein.

      |X|   Time Deposits and Other Bank Obligations. The types of "banks" whose securities Money Market Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the
Federal Deposit Insurance Corporation. Money Market Fund may also buy securities of "foreign banks" that are:
         o  foreign branches of U.S. banks (which may be issuers of "Eurodollar"
            money market instruments),

         o U.S. branches and agencies of foreign banks (which may be issuers of
            "Yankee dollar" instruments), or

         o foreign branches of foreign banks.

      Money Market Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated
interest rate. They may or may not be subject to withdrawal penalties. However,
Money Market Fund's investments in time deposits that are subject to penalties
(other than time deposits maturing in less than 7 days) are subject to the 10%
investment limitation for investing in illiquid securities, set forth in
"Illiquid and Restricted Securities" in the Prospectus.

      Money Market Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured Bank Obligations. The Federal Deposit Insurance Corporation
insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in its Prospectus, Money Market Fund may purchase bank obligations that are fully insured as to principal by the
FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

      |X|   Bank Loan Participation Agreements.  Money Market Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in its Prospectus as to investments in illiquid securities. If Money
Market Fund invests in bank loan participation agreements, they are not expected to exceed 5% of Money Market Fund's total assets. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, Money Market Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, Money Market Fund may experience a reduction in income.

Main Risks of Debt Securities

      In general, debt securities are subject to two primary types of risk:
credit risk and interest rate risk. The values of debt securities may be affected by changes in the market's perception of the likely direction of interest rates and/or the creditworthiness of the entity issuing or guaranteeing a security. Their values may also be affected by changes in government regulations and tax policies.

      |X|   Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      Some of the Underlying Funds' investments are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds that are rated at least
"Baa" by Moody's, or at least "BBB" by S&P Fitch, or have comparable ratings by another nationally-recognized rating organization.

      While securities rated "Baa" by Moody's or "BBB" by S&P and Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P, and Fitch are included in Appendix A to this Statement of Additional Information.

      Some of the Underlying Funds also buy non-investment-grade debt securities
(commonly referred to as "junk bonds"). "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa"
by Moody's or lower than "BBB" by S&P or Fitch or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying Fund' assets that can be invested in lower-grade securities.

      |X|   Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in prevailing interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after an Underlying
Fund buys them will not affect the interest income payable on those securities
(unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore an Underlying Fund's net asset values will be affected by those fluctuations.

      |X|   Special Risks of Lower-Grade Debt Securities. Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an
Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on Underlying Funds'
investments in lower-grade debt securities, refer to the Statement of Additional
Information for each Underlying Fund.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than "BBB"
by S&P or Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities. Some of the
Underlying Funds can invest in securities rated as low as "C" or "D" or which may be in default at the time such Underlying Fund buys them.

      Some of the special credit risks of lower-grade securities include the following: There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      |X|   Mortgage Prepayment and Extension Risks.  In periods of declining interest rates, mortgages are more likely to be prepaid. As a result, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of
"locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Underlying
Funds' shares. If a mortgage-related security has been purchased at a premium, all or part of the premium an Underlying Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, an Underlying Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the
Underlying Funds' mortgage-related securities were to decrease broadly, the
Underlying Funds' effective duration and therefore its sensitivity to interest rates, would increase.

Derivative Securities

      Many Underlying Funds, and the tactical allocation component of the Active
Allocation Fund, can invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Underlying Funds can use are the hedging instruments described below in this Statement of Additional Information. Segregated accounts will be maintained for all derivative transactions, to the extent required by the Investment Company Act. For specific limitations, if any, on the Underlying
Funds' investments in derivatives, refer to the Statement of Additional
Information for each Underlying Fund.

      Among the derivative investments some of the Underlying Funds and the tactical allocation component of the Active Allocation Fund can invest in are
"index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index.
Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.
This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments some of the Underlying Funds can use include
"debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Underlying Funds' manager expected.

      |X|   Using Derivatives for Hedging. Many Underlying Funds can use
derivative instruments for hedging, even if they do not use them in seeking their objectives, to attempt to protect against declines in the market value of the Underlying Funds' portfolios, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, those Underlying Funds could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls may also be used to increase certain Underlying Funds' income.

      The Underlying Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Fund would normally seek to purchase the securities and then terminate the related hedging position. An Underlying
Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so an Underlying Fund could:

o     buy futures, or
o     buy calls on futures or on securities.

      The Underlying Funds are not obligated to use hedging instruments, even though they may be permitted to use them in the Manager's discretion, as described below. An Underlying Fund's strategy of hedging with futures and options on futures may be incidental to its activities in the underlying cash market. The particular hedging instruments the Underlying Funds can use are described below. The Underlying Funds may employ new derivative instruments and hedging instruments and strategies when they are developed, if those investment methods are consistent with the Underlying Funds' investment objectives and are permissible under applicable regulations governing the Underlying Funds.

      |X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The
Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      An Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Underlying
Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Underlying Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the
Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

      An Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Underlying
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      An Underlying Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when an Underlying
Fund does so the market might decline. If an Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |X|   Futures Contracts. Some of the Underlying Funds and the tactical allocation component of the Active Allocation Fund can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as "financial futures"); (2) commodity contracts (these are referred to as "commodity futures"); (3) debt securities (these are referred to as "interest rate futures"); (4) foreign currencies (these are referred to as
"forward contracts"); (5) individual stock (these are referred to as "single stock futures"); (6) bond indices (these are referred to as "bond index futures"); and (7) broadly-based stock indices (these are referred to as "stock index futures"). For specific information on the permitted type of futures contract for an Underlying Fund, refer to the Statement of Additional
Information for each Underlying Fund.

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.
These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Certain Underlying Funds and the tactical allocation component of the
Active Allocation Fund may invest a portion of their assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. Those
Underlying Funds and the tactical allocation component of the Active Allocation
Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is made or received by an Underlying Fund or the tactical allocation component of the Active Allocation Fund on the purchase or sale of a future. Upon entering into a futures transaction, an Underlying Fund or the tactical allocation component of the Active Allocation Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with an Underlying
Fund's or the tactical allocation component of the Active Allocation Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an
Underlying Fund's or the tactical allocation component of the Active Allocation
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, an Underlying Fund or the tactical allocation component of the Active Allocation Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Funds. Any loss or gain on the future is then realized by the Underlying Funds for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Leverage.  There is much greater leverage in futures trading than in stocks.  As a registered investment company, an Underlying Fund must pay in full for all securities it purchases.  In other words, the
         Underlying Fund is not allowed to purchase securities on margin.
         However, the Underlying Fund may be allowed to purchase futures contracts on margin. The initial margin requirements are typically between 3% and 6% of the face value of the contract.  That means the
         Underlying Fund is only required to pay up front between 3% to 6%
         percent of the face value of the futures contract.  Therefore, the
         Underlying Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases.  As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

         Commodity Futures Contracts.  Some of the Underlying Funds can invest a substantial portion of its assets in commodity futures contracts. Some of the special characteristics and risks of these investments are described below.

         Commodity futures contracts are an agreement between two parties. One party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Commodity futures contracts are traded on futures exchanges.  These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market.  Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session.  Additionally, the commodity futures exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time.  These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

         In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants.  The clearinghouse acts as the counterparty to all exchange-traded futures contracts.  That is, the Underlying Fund's obligation is to the clearinghouse, and the Underlying Fund will look to the clearinghouse to satisfy the Underlying Fund's rights under the futures contract.

         When purchasing stocks or bonds, the buyer acquires ownership in the security, however buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract.  In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

o     Price Limits.  The commodity futures exchanges impose on each commodity futures contract a maximum permissible price movement for each trading session.  If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above
            (or below, if the price has moved downward) that limit.  If the
            Underlying Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

o     Price Volatility.  Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds.  To the extent that the Underlying Fund invests in commodity futures contracts, the assets of the Underlying Fund, and therefore the prices of its shares may be subject to greater volatility.

o     Marking-to-Market Futures Positions.  The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement.  This process of marking-to-market is designed to prevent losses from accumulating in any futures account.  Therefore, if the Underlying Fund's futures positions have declined in value, the Underlying Fund may be required to post additional margin to cover this decline.
            Alternatively, if the Underlying Fund's futures positions have increased in value, this increase will be credited to the Underlying
            Fund's account.

         Special Risks of Commodity Futures Contracts.

o     Storage Costs.  As in the financial futures markets, there are hedgers and speculators in the commodity futures markets.  However, unlike financial instruments, there are costs of physical storage associated with purchasing the underlying commodity.  For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two choices: (i) it can purchase the wheat today in the cash market and store the commodity at a cost until it needs the wheat for its manufacturing process, or (ii) it can buy commodity futures contracts.  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity.

            These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield").  To the extent that these storage costs change for an underlying commodity while the
            Underlying Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

o     Reinvestment Risk.  In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price.
            Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

            The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price.  This can have significant implications for the Underlying Fund when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract.  If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Underlying Fund might reinvest at higher futures prices or choose other related commodity investments

o     Additional Economic Factors.  The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds.  Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, hybrid instruments, commodity options and commodity swaps, than on traditional securities.  These additional variables may create additional investment risks which subject the Underlying Fund's investments to greater volatility than investments in traditional securities.

      |X|   Options. Some Underlying Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Underlying Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in this Statement of Additional
Information.

         Writing (Selling) Covered Call Options. Some Underlying Funds can write
         (that is, sell) covered calls. If an Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by identifying liquid assets to enable the Underlying Fund to satisfy its obligations if the call is exercised. For specific limitations on the Underlying
         Funds' investments in covered calls, refer to the Statement of
         Additional Information for each Underlying Fund.

         When an Underlying Fund writes a call on a security, it receives cash
         (a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the
         Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

         When the Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium.

         The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Underlying Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the
         Underlying Fund enters into a closing transaction.

         When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the
         Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Underlying
         Fund may purchase a corresponding call in a "closing purchase transaction." The Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction. The Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes. When distributed by the
         Underlying Fund they are taxable as ordinary income. If the Underlying
         Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Underlying Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying
         Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

         Writing Uncovered Call Options on Futures Contracts.  Some of the
         Underlying Funds may write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying Fund must cover the call by segregating an equivalent dollar amount of liquid assets.
         The Underlying Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Underlying Fund receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which may be permitted by the Underlying Fund's hedging policies.

         Writing Put Options.  Some Underlying Funds can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. For specific limitations on the Underlying Funds' investments in put options, refer to the Statement of Additional Information for each Underlying Fund.

         If an Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the
         Underlying Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put an Underlying Fund has written expires unexercised, the
         Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Underlying
         Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Underlying
         Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying
         Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         An Underlying Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

         Purchasing Puts and Calls.  Some Underlying Funds can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not they own the underlying investment. Convertible securities funds may buy only those puts that relate to stocks including stocks underlying the convertible securities that the
         Underlying Fund owns. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on securities or futures an Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Underlying Fund does not own (such as an index or future) permits the Underlying Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Some of the Underlying Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. They may do so to protect against the possibility that an Underlying Fund's portfolio will not participate in an anticipated rise in the securities market. When an Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. For specific limitations on the Underlying Fund's investments in calls and puts, refer to the Statement of Additional
         Information for each Underlying Fund.

         An Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

         When an Underlying Fund purchases a put or call on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         Buying and Selling Options on Foreign Currencies.  Some of the
         Underlying Funds can buy and sell calls and puts on foreign currencies.
         They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. An Underlying Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

         If their manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If their manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying Fund's position. The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call an Underlying Fund writes on a foreign currency is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Underlying Fund covers the option by maintaining and identifying cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

         Options on Swaps.  Some of the Underlying Funds may trade options on swap contracts or "swap options." Swap call options provide the holder of the option with the right to enter a swap contract having a specified (strike) swap formula, while swap put options provide the holder with the right to sell or terminate a swap contract.  Swap options are not exchange-traded and the Underlying Fund will bear the credit risk of the option seller.  Additionally, if the Underlying Fund exercises a swap call option with the option seller, the credit risk of the counterparty is extended to include the term of the swap agreement.

      |X|   Forward Contracts.  Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. An Underlying Fund may use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that an Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. An Underlying Fund may also use "cross-hedging" where an Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      An Underlying Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      An Underlying Fund could also use forward contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When an
Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of an
Underlying Fund's portfolio securities denominated in that foreign currency.
When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the
Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated.
That is referred to as a "cross hedge."

      An Underlying Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying
Fund to deliver an amount of foreign currency in excess of the value of the
Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, an Underlying
Fund may maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying Fund may purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, an Underlying Fund may purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Underlying Fund's manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency an Underlying Fund is obligated to deliver, the Underlying
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency an Underlying Fund is obligated to deliver to settle the trade, the Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring an Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the
Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Funds value their assets daily in terms of U.S.
dollars, they do not intend to convert their holdings of foreign currencies into
U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate, while offering a lesser rate of exchange if the Underlying Funds desire to resell that currency to the dealer.

      |X|   Interest Rate Swap Transactions.  Some of the Underlying Funds can
enter into interest rate swap agreements. In an interest rate swap, an
Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. An Underlying Funds can enter into swaps only on securities that it owns. The Underlying Fund will identify on its books liquid assets (such as cash or U.S. government securities)
to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. For specific limitations on the Underlying Funds' investments in interest rate swap transactions, refer to the Statement of Additional Information for each
Underlying Fund.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by an Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Underlying Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Underlying Funds' manager will monitor the creditworthiness of counterparties to the Underlying Funds' interest rate swap transactions on an ongoing basis.

      Some Underlying Funds can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between those Underlying Funds and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |X|   Swaps. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future.  A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date.  Some of the Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

o     Lack of Liquidity.  Although the swap market is well-developed for primary participants, there is only a limited secondary market.  Swaps are not traded or listed on an exchange and over-the-counter trading of existing swap contracts is limited.  Therefore, if the Underlying Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

o     Regulatory Risk.  Qualifying swap transactions are excluded from regulation under the Act and the regulations adopted thereunder. See
         Appendix D to this SAI. Additionally, swap contracts have not been determined to be securities under the rules promulgated by the SEC.
         Consequently, swap contracts are not regulated by either the CFTC or the SEC, and swap participants may not be afforded the protections of the Commodity Exchange Act or the federal securities laws.

         To reduce this risk, an Underlying Fund will only enter into swap agreements with counterparties who use standard International Swap and
         Dealers Association, Inc. ("ISDA") contract documentation.  ISDA establishes industry standards for the documentation of swap agreements. Virtually all principal swap participants use ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

         ISDA documentation also includes a "master netting agreement" which provides that all swaps transacted between the Underlying Fund and a counterparty under the master agreement shall be regarded as parts of an integral agreement.  If, on any date, amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the remaining swaps with that party.  Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap).  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as
         "aggregation."

      |X|   Total Return Swap Transactions.  Some of the Underlying Funds may
enter into total return swaps. For specific limitations on the Underlying Funds'
investments in total return swaps, refer to the Statement of Additional
Information for each Underlying Fund. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Underlying Funds may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the Underlying
Funds will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Underlying Funds will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Underlying Funds will pay an adjustable or floating fee. With a "floating" rate, the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Underlying
Funds may be required to pay a higher fee at each swap reset date.

         Price Risk.  Total return commodity swaps expose the Underlying Funds to the price risk of the underlying commodity, index, futures contract or economic variable.  If the price of the underlying commodity or index increases in value during the term of the swap, the Underlying
         Fund will receive the price appreciation.  However, if the price of the commodity or index declines in value during the term of the swap, the
         Underlying Fund will be required to pay to its counterparty the amount of the price depreciation. The amount of the price depreciation paid by the Underlying Fund to its counterparty would be in addition to the financing fee paid by the Underlying Fund to the same counterparty.

      |X|   Swaption Transactions.  Some of the Underlying Funds may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the
Underlying Funds' statement of financial condition.

      |X|   Inverse Floaters. Some of the Underlying Funds may invest in variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As short term interest rates rise, inverse floaters produce less current income and their market value can become volatile. As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of derivative security.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond.
For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

            Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. A Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Fund when a Fund has invested in inverse floaters that expose a Fund to the risk of short-term interest rate fluctuations. "Embedded"
caps can be used to hedge a portion of a Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, a Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      A Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by a Fund. Under certain circumstances, such an agreement would commit a Fund to reimburse the sponsor of the inverse floater the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. A
Fund would not be required to make such a reimbursement under standard terms of a more typical inverse floater not subject to such an agreement. Although entering into a "shortfall and forebearance" agreement would expose a Fund to the risk that it may be required to make the reimbursement described above, a
Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the shortfall and forbearance agreement.

      |X|   Investing in Special Situations.  Periodically, some of the
Underlying Funds might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities.  The
Underlying Funds' investment technique might not produce the expected gains or could incur a loss for the portfolio.

      |X|   Credit Derivatives.  Some of the Underlying Funds and the tactical allocation component of the Active Allocation Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. An Underlying Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.
An Underlying Fund and the tactical allocation component of the Active
Allocation Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      An Underlying Fund or the tactical allocation component of the Active
Allocation Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Underlying Fund or the tactical allocation component of the
Active Allocation Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Underlying Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that its manager determines is closely correlated as an inexact bona fide hedge.

      If an Underlying Fund or the tactical allocation component of the Active
Allocation Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Underlying Fund or the tactical allocation component of the Active Allocation Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Underlying Fund's or the tactical allocation component of the Active Allocation Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If an Underlying Fund or the tactical allocation component of the Active
Allocation Fund takes a long position in the credit default swap note, if there is a credit event the Underlying Fund or the tactical allocation component of the Active Allocation Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Underlying Fund or the tactical allocation component of the Active
Allocation Fund is long or short the swap, respectively). For specific limitations on the Underlying Funds' investments in credit derivatives, refer to the Statement of Additional Information for each Underlying Fund.

      |X|   Investments in Hybrid Instruments.  A primary vehicle for gaining exposure to the commodities markets is through hybrid instruments.  These are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both.  Therefore, these instruments are "commodity-linked." They are considered "hybrid" instruments because they have both commodity-like and security-like characteristics.  Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

o     Qualifying Hybrid  Instruments.  Some of the Underlying Funds may invest in hybrid  instruments  that qualify for exclusion from regulation  under the  Commodity  Exchange Act (the "Act") and the  regulations  adopted thereunder. See Appendix C to this SAI.

o     Principal Protection.  Hybrid instruments may be principal protected, partially protected, or offer no principal protection.  A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity.  Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Underlying Fund will receive at maturity the face or stated value of the note.

           With a principal protected hybrid instrument, the Underlying Fund will receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity.  This optionality can be added to a hybrid structure, but only for a cost higher than that of a partially protected (or no protection) hybrid instrument.  The Manager's decision on whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

           With full principal protection, the Underlying Fund will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated
           par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value.  Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument.
           However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

o     Hybrid Instruments Without Principal Protection.  Some of the Underlying
           Funds may also invest in hybrid instruments that offer no principal protection.  At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned.  Some of the hybrid instruments that the Underlying Fund may invest in may have no principal protection and the hybrid instrument could lose all of its value.

           With a partially-protected or no-principal-protection hybrid instrument, the Underlying Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection.  In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the
           Manager believes are relevant.

o     Limitations  on  Leverage.  Some of the  hybrid  instruments  in  which  an
           Underlying Fund invests may involve  leverage.  To avoid being subject to undue  leverage  risk,  an  Underlying  Fund may seek to limit  the amount of  economic  leverage  it has under one hybrid  instrument  in which it invests and the  leverage of the  Underlying  Fund's  overall portfolio.  For  example,  an  Underlying  Fund  may not  invest  in a hybrid instrument if, at the time of purchase:
o     That  instrument's  "leverage  ratio" exceeds 300% of the price increase in the  underlying  commodity,  futures  contract,  index  or  other economic variable; or
o     The Underlying Fund's "portfolio  leverage ratio" exceeds 150%, measured at the time of purchase.

           "Leverage  ratio" is the  expected  increase  in the value of a hybrid instrument,  assuming a one percent price  increase in the  underlying commodity,  futures  contract,  index or  other  economic  factor.  In other words,  for a hybrid  instrument with a leverage factor of 150%, a 1% gain in the  underlying  economic  variable  would be expected to result in a 1.5% gain in value for the hybrid  instrument.  "Portfolio leverage  ratio" is defined as the average  (mean)  leverage  ratio of all instruments in the Underlying  Fund's  portfolio,  weighted by the market  values  of  such  instruments  or,  in  the  case  of  futures contracts, their notional values.

      |X|   Counterparty Risk.  A significant risk of Hybrid Instruments is counterparty risk.  Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer.  With a listed futures or options contract, an investor's counterparty is the exchange clearinghouse.  Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (ratings of AAA or AA by Standard & Poor's).  Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

      However, with a hybrid instrument, the Underlying Fund will take on the counterparty credit risk of the issuer.  That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.  Issuers of hybrid instruments are typically large money center banks, broker-dealers, other financial institutions and large corporations.  To minimize this risk the Underlying Fund will transact, to the extent possible, with issuers who have an investment-grade credit rating from a NRSRO.

      |X|   "Structured" Notes.  Some of the Underlying Funds can buy
"structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated.
Their values may be very volatile and they may have a limited trading market, making it difficult for the Underlying Fund to sell its investment at an acceptable price.

      |X|   Regulatory Aspects of Certain Derivative Instruments.  The CFTC has
eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Underlying Fund claims an exclusion from regulation as a commodity pool operator. The Underlying Funds have claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Underlying Funds may use futures and options for hedging and non-hedging purposes to the extent consistent with their investment objective, internal risk management guidelines adopted by the Underlying Funds' investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Fund's prospectus or this SAI.

      Transactions in options by the Underlying Funds are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Funds (or an advisor that is an affiliate of the Underlying Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff interpretations regarding applicable provisions of the
Investment Company Act, when an Underlying Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to
it. The account must be a segregated account or accounts held by the Underlying
Fund.

      |X|   Tax Aspects of Certain Derivative Instruments.  Certain foreign currency exchange contracts in which the Underlying Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section
1256 contracts held by the Underlying Funds at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
An election can be made by the Underlying Funds to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Funds enter into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

      (1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Funds accrue interest or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Underlying Funds actually collect such receivables or pay such liabilities, and
      (2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Funds' investment income available for distribution to its shareholders.

Other Investments and Investment Strategies

In seeking their investment objectives, certain Underlying Funds may from time to time use the types of investments and investment strategies described below.
The Underlying Funds are not required to use these strategies, and may not use any or all of them.

      |X|   Repurchase Agreements.  Some of the Underlying Funds can acquire securities subject to repurchase agreements. An Underlying Fund might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, an Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Underlying Fund's Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to an
Underlying Fund's limits on holding illiquid investments. There is generally no limit on the amount of the Underlying Funds' net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes. For specific limitations on the Underlying Funds' investments in securities subject to repurchase agreements, refer to the Statement of
Additional Information for each Underlying Fund.

      Repurchase agreements, considered "loans" under the Investment Company Act are collateralized by the underlying security. The Underlying Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Underlying Funds' manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Reverse Repurchase Agreements.  Some of the Underlying Funds can use
reverse repurchase agreements on debt obligations they own. Under a reverse repurchase agreement, an Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an agreed-upon date. The Underlying Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse repurchase agreement could decline below the price at which the Underlying Fund is obligated to repurchase them. These agreements are considered borrowings by the Underlying
Fund and will be subject to the asset coverage requirement under the Underlying
Fund's policy on borrowing.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions.  Some of the
Underlying Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. For specific limitations on the Underlying Fund's investments in "when-issued" and "delayed-delivery" transactions, refer to the
Statement of Additional Information for each Underlying Fund.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to an Underlying Fund. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment until it receives the security at settlement. There is a risk of loss to the Underlying Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      Some of the Underlying Funds may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into. When an Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause an Underlying Fund to lose the opportunity to obtain the security at a price and yield its manager considers to be advantageous.

      When an Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although an Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time an Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction, it records the proceeds to be received.
An Underlying Fund will identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

      When-issued and delayed-delivery transactions can be used by an Underlying
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, an Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling interest rates and rising prices, an Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|   Loans of Portfolio Securities.  To raise cash for income or liquidity purposes, some of the Underlying Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by each Underlying Fund's Board of Trustees or Directors. For specific limitations on the Underlying Funds' loans of portfolio securities, refer to the
Statement of Additional Information for each Underlying Fund. In addition, these loans are subject to the other conditions described in the Statement of
Additional Information of each Underlying Fund.

      There are some risks in connection with securities lending. An Underlying
Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.
An Underlying Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S.
government or its agencies or instrumentalities, or other cash equivalents in which an Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying
Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

      When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Underlying Fund's loans must meet applicable tests in order to receive beneficial treatment under the Internal Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

      Some of the Underlying Funds may lend their portfolio securities to brokers, dealers and other financial institutions pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the prospectuses of those Underlying
Funds. Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities), or other cash equivalents in which those
Underlying Funds are permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by an Underlying Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Underlying Funds. The Underlying Fund
will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Underlying Funds will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Underlying Funds on 30 days' written notice. The terms of an Underlying Fund's loans must also meet applicable tests in order to receive favorable treatment under the Internal Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days'
notice or in time to vote on any important matter. An Underlying Fund will lend its portfolio securities in conformity with its Securities Lending Guidelines, as adopted by each Underlying Fund's Board.

      |X|   Borrowing for Leverage.  The Funds and many of the Underlying Funds have the ability to borrow from banks, to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." Currently, under the Investment Company Act, absent exemptive relief, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of the Funds' or the Underlying Funds' assets fail to meet the 300% asset coverage requirement, the Funds or the Underlying Funds will reduce their bank debt within three days to meet the requirement. To do so, the Funds or the Underlying Funds might have to sell a portion of their investments at a disadvantageous time.

      The Funds or the Underlying Funds will pay interest on their borrowings, and that interest expense will raise the overall expenses of the Funds or the
Underlying Funds and reduce their returns. If they do borrow, their expenses will be greater than comparable funds that do not borrow for leverage.
Additionally, the Funds or the Underlying Funds' net asset values per share might fluctuate more than that of funds that do not borrow.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by an Underlying Fund's Boards of Trustees/Directors, the
Manager determines the liquidity of certain of an Underlying Fund's investments.
To enable an Underlying Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The Underlying Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit an Underlying Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

      The Underlying Funds have limitations that apply to purchases of restricted securities, as stated in their prospectuses. Those percentage restrictions generally do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the
Securities Act of 1933, as amended (the "Securities Act"), if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities generally include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Funds or the Underlying Funds'
Manager believes it is otherwise appropriate to reduce holdings in stocks, the
Funds and the Underlying Funds can invest in a variety of debt securities for defensive purposes. The Funds and the Underlying Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of a
Fund or an Underlying Fund, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. For specific types of securities an
Underlying Fund can buy when assuming a temporary defensive or interim investment position, refer to the Statement of Additional Information for each
Underlying Fund. Examples of temporary defensive and interim investments the
Funds may use, and that some of the Underlying Funds may use, include:

o     high-quality (rated in the top two rating categories of
         nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      These short-term debt securities would be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Portfolio Turnover
"Portfolio turnover" describes the rate at which the Funds and the Underlying
Funds trade their portfolio securities. For example, if the Funds or Underlying
Funds sold all of their securities during a one year period, their portfolio turnover rate would be 100%. The Funds' and Underlying Funds' portfolio turnover rates will fluctuate from year to year. It is not anticipated that the Funds will have a high portfolio turnover rate, however, the Underlying Funds may have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover may result in higher brokerage and transaction costs for the Underlying Funds, which may reduce their overall performance. Most of the Funds' portfolio transactions, however, should involve trades in the Underlying Funds that do not entail brokerage commissions. The realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders. The Funds and the Underlying Funds will normally distribute all of the capital gains they realize each year to avoid excise taxes under the Internal Revenue Code.

Investment Restrictions
The Funds and the Underlying Funds each have their own "fundamental" and
"non-fundamental" investment restrictions as described below. Certain of those restrictions apply only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment Company Act, the rules or regulations or any exemption should change, those restrictions will automatically reflect the new requirements. Therefore the effect of those fundamental policies may change without notice and without a shareholder vote.

Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case a
Fund or Underlying Fund need not sell securities to meet the percentage limits, even if the value of that investment increases in proportion to the size of its assets.

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies of each Fund or Underlying Fund that can be changed only by the vote of a "majority" of such fund's outstanding voting securities. Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

Each Fund's investment objective is not a fundamental policy. The investment objectives of the Underlying Funds may be fundamental or non-fundamental, according to the Prospectus and Statement of Additional Information of each
Underlying Fund. Other policies described in the Prospectus or this Statement of
Additional Information, of the Funds and/or the Underlying Funds, are
"fundamental" only if they are identified as such. Each Fund's Board of
Directors/Trustees and each Underlying Fund's Board of Directors/Trustees can change non-fundamental policies without shareholder approval. However, significant changes to the Funds' investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Funds' principal investment policies are described in the Prospectus.

Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds:

o     A Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of each Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. For purposes of this restriction, a Fund's investments will be considered be its pro rata portion of each Underlying Fund's portfolio securities.

o     A Fund cannot invest 25% or more of its total assets in any one industry or in a group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or to securities issued by investment companies.
o     A Fund may not borrow money, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot make loans, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund cannot purchase real estate or commodities; however, a Fund may use commodity contracts approved by its Board.
o     A Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o     A Fund may not underwrite securities issued by others, except to the extent that such Fund may be considered an underwriter within the meaning of the Securities Act, as amended, when reselling securities held in its own portfolio.

      Currently, under the Investment Company Act, and the Oppenheimer funds'
exemptive order, a Fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a Fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act, a Fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. The Investment Company Act also requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. To the extent that a Fund or an Underlying Fund has restrictions on or not permitted to invest in real estate, real estate related securities and/or commodities, that information is set out in the investment restrictions in this section. Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the
Securities Act when reselling securities held in its own portfolio.

Do the Funds Have Any Restrictions That Are Not Fundamental? Each Fund has
investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority the Fund's Board of Trustees without shareholder approval. The following investment restriction is a non-fundamental policy of the Funds:

o     A Fund may not invest in illiquid securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law.

Currently, under the Investment Company Act, a mutual fund cannot invest in illiquid securities (i.e., securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party), if at the time of acquisition more than 15% of its net assets would be invested in such securities. The shares of the Underlying Funds are not illiquid investments under the Funds' policies or the applicable Investment Company Act rules and regulations.

Do the Underlying Funds Have Fundamental Policies? Each of the Underlying Funds
has its own fundamental policies. Those policies may differ from the fundamental policies of the Funds or the other Underlying Funds. The Funds and the
Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are fundamental policies of the Underlying Funds:

                            Capital Appreciation Fund

o     Capital Appreciation Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Capital Appreciation Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Capital Appreciation Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Capital Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to Capital Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Capital Appreciation Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Capital Appreciation Fund cannot underwrite securities of other companies.
A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Capital Appreciation Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                              Champion Income Fund

o     Champion Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of Champion Income Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Champion Income Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Under this policy, utilities are divided into "industries" according to the services they provide
(for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries).

o     Champion Income Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Champion Income Fund may only borrow from banks and/or affiliated investment companies and only as a temporary measure for extraordinary or emergency purposes. Champion Income Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its total assets. With respect to this fundamental policy, Champion Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Champion Income Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Champion Income Fund cannot invest in real estate. However, Champion
Income Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

o     Champion Income Fund cannot invest in commodities or commodity contracts.
However, Champion Income Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in Champion Income
Fund's Prospectus and Statement of Additional Information.

o     Champion Income Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Champion Income Fund cannot issue "senior securities", but this does not prohibit certain investment activities for which assets of Champion Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                      Commodity Strategy Total Return Fund

o     Commodity Strategy Total Return Fund will not purchase the securities, commodity-linked notes and other instruments of any issuer if, as a result, 25%
or more of the Commodity Strategy Total Return Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries. This restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

o     Commodity Strategy Total Return Fund will invest 25% or more of its total assets in securities, commodity-linked notes and other instruments, including futures and forward contracts, related options and swaps, linked to one or more of the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors. The individual components of an index will be considered as separate industries for this purpose. Commodity Strategy Total
Return Fund may also invest more than 25% in a group of industries.

o     Commodity Strategy Total Return Fund will not issue any senior security.
However, Commodity Strategy Total Return Fund may enter into commitments to purchase securities in accordance with the Commodity Strategy Total Return
Fund's investment program, including reverse repurchase agreements, delayed-delivery and when-issued securities, which may be considered the issuance of senior securities. Additionally, Commodity Strategy Total Return
Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the Investment Company Act and applicable regulations, interpretations of the Investment Company Act or an exemptive order. Commodity Strategy Total Return Fund may also engage in short sales of securities to the extent permitted in its investment program and other restrictions. The purchase or sale of commodity-linked notes, futures or swap contracts and related options shall not be considered to involve the issuance of senior securities. Moreover, Commodity Strategy Total Return Fund may borrow money as authorized by the Investment Company Act.

o     Commodity Strategy Total Return Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total Return
Fund from purchasing or selling commodity-linked notes, or options and futures contracts with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

o     Commodity Strategy Total Return Fund will not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total Return
Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude Commodity Strategy
Total Return Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. Commodity Strategy Total
Return Fund can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

o     Commodity Strategy Total Return Fund cannot underwrite securities issued by other persons. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling securities held in its own portfolio.

o     Commodity Strategy Total Return Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets
(taken at market value at the time of such loans), and (d) through repurchase agreements. Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness,
(c) repurchase agreements and (d) interfund lending consistent with Commodity
Strategy Total Return Fund's exemptive order; or

o     Commodity Strategy Total Return Fund cannot borrow money in excess of 33
1/3% of the value of its total assets. Commodity Strategy Total Return Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Commodity Strategy Total Return Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act. Currently, the Investment Company Act
permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets (including the amount borrowed).
Commodity Strategy Total Return Fund may borrow up to 5% of its total assets for temporary purposes from any person. Interfund borrowing must be consistent with the Commodity Strategy Total Return Fund's exemptive order.

The percentage restrictions described above and in the Commodity Strategy Total
Return Fund's Prospectus (other than the percentage limitations that apply on an on-going basis and except in the case of borrowing and investments in illiquid securities) apply only at the time of investment and require no action by the
Fund as a result of subsequent changes in relative values.

                                 Core Bond Fund

o     Core Bond Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This restriction applies to 75% of Core Bond Fund's total assets.
The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Core Bond Fund cannot concentrate its investments (that means it cannot invest 25% or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o     Core Bond Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     Core Bond Fund cannot invest in real estate or real estate mortgage loans.
However, Core Bond can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o     Core Bond Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Core Bond Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Core Bond may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Core Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Core Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Core Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                             Developing Markets Fund

o     Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Developing Markets Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Developing Markets Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot invest in real estate, physical commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Developing Markets Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                 Discovery Fund

o     Discovery Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Discovery Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Discovery Fund cannot invest 25% or more of its total assets in companies in any one industry. That limit does not apply to securities issued by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Discovery Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Discovery Fund cannot invest in real estate, physical commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Discovery Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                   Global Fund

o     Global Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules and regulations thereunder or any exemption therefrom that is applicable to Global Fund, as such statute, rules and regulations may be amended from time to time.

o     Global Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. That limitation applies to
75% of Global Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Global Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Global Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                          Global Opportunities Fund

o     Global Opportunities Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Global Opportunities Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global
Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Opportunities Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund cannot underwrite securities of other companies.
A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Global Opportunities Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                          Gold & Special Minerals Fund

o     Gold & Special Minerals Fund cannot invest in Metal Investments if, as a result, more than 10% of Gold & Special Minerals Fund's total assets would be invested in Metal Investments.

o     With the exception of its investments in Mining Securities and Metal
Investments, Gold & Special Minerals Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Gold & Special Minerals Fund is "non-diversified" under the Investment
Company Act.

o     Gold & Special Minerals Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Gold & Special
Minerals Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special Minerals Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption thereform that is applicable to Gold & Special
Minerals Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special Minerals Fund cannot invest in real estate, physical commodities or commodity contracts (other than the hedging instruments or
Metal Investments permitted by any of its other investment policies) except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. It does not matter whether the hedging instrument or Metal Investment is considered to be a commodity or commodity contract.

o     Gold & Special Minerals Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special Minerals Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     As a non-fundamental investment policy, Gold & Special Minerals Fund cannot invest in the securities of other investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section
12(d)(1) of the Investment Company Act.

Non-Diversification of Gold & Special Minerals Fund's Investments. Gold &
Special Minerals Fund is "non-diversified," as defined in the Investment Company
Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that Gold &
Special Minerals Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

o     Being non-diversified poses additional investment risks, because if Gold &
Special Minerals Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, Gold & Special Minerals Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a
"regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes on amounts distributed if more than
90% of its earnings are distributed to shareholders. To qualify, Gold & Special
Minerals Fund must meet a number of conditions. First, not more than 25% of the market value of Gold & Special Minerals Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

                             International Bond Fund

o     International Bond Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     International Bond Fund cannot buy or sell real estate. However,
International Bond Fund can purchase debt securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     International Bond Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     International Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of International
Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     International Bond Fund cannot borrow money in excess of 33 1/3% of the value of its total assets.  International Bond Fund may borrow only from banks and/or affiliated investment companies.  International Bond Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets.  With respect to this fundamental policy, International
Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

International Bond Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any one industry. International Bond
Fund will not invest 25% or more of its total assets in government securities of any one foreign company or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S.
government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

Non-Diversification of International Bond Fund's Investments.  International
Bond Fund is "non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that International
Bond Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if
International Bond Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, International Bond Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes on amounts distributed if more than 90% of its earnings are distributed to shareholders.  To qualify,
International Bond Fund must meet a number of conditions.  First, not more than
25% of the market value of International Bond Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2)
International Bond Fund must not own more than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

                            International Growth Fund

o     International Growth Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Growth Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global
Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     International Growth Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot underwrite securities of other companies.
A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     International Growth Fund may not borrow money, except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                        International Small Company Fund

o     International Small Company Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Small Company Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global
Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies..

o     International Small Company Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     International Small Company Fund may not borrow money, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                          Limited-Term Government Fund

o     Limited-Term Government Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Limited-Term Government Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Limited-Term Government cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o     Limited-Term Government Fund cannot deviate from any of its other investment policies that are described as fundamental policies in the Prospectus or its Statement of Additional Information.

o     Limited-Term Government Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     Limited-Term Government Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Limited-Term Government Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Limited-Term Government Fund can borrow only if it maintains a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act.

o     Limited-Term Government Fund cannot purchase or sell real estate, commodities or commodity contracts. However, Limited-Term Government Fund may use hedging instruments approved by its Board of Trustees whether or not those hedging instruments are considered commodities or commodity contracts.

o     Limited-Term Government Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Limited-Term Government Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Limited-Term
Government Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, contracts to buy or sell derivatives, hedging instruments, options, or futures.

                                Main Street Fund

o     Main Street Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of Main Street Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Main Street Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     Main Street Fund cannot invest in commodities. However, Main Street Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

o     Main Street Fund cannot invest in real estate or in interests in real estate. However, Main Street Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o     Main Street Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Main Street Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     Main Street Fund cannot borrow money in excess of 33 ?% of the value of its total assets (including the amount borrowed). Main Street Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Fund can borrow only if it maintains a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act of 1940.

o     Main Street Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

                          Main Street Opportunity Fund

o     Main Street Opportunity Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Main Street Opportunity
Fund's total assets. The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Main Street Opportunity Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Main Street Opportunity Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Main Street Opportunity Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Main Street Opportunity Fund can borrow only if it maintains a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act.

o     Main Street Opportunity Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     Main Street Opportunity Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, Main Street Opportunity Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     Main Street Opportunity Fund cannot invest in real estate or in interests in real estate. However, Main Street Opportunity Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o     Main Street Opportunity Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Main Street Opportunity Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street
Opportunity Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                           Main Street Small Cap Fund

o     Main Street Small Cap Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Main Street Small Cap
Fund's total assets. The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     Main Street Small Cap Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund-lending program with other affiliated funds, and (d) through repurchase agreements.

o     Main Street Small Cap Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Main Street Small Cap Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy,
Main Street Small Cap Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment
Company Act of 1940.

o     Main Street Small Cap Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry.
Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o     Main Street Small Cap Fund cannot invest in real estate or in interests in real estate. However, Main Street Small Cap Fund can purchase securities of companies holding real estate or interests in real estate.

o     Main Street Small Cap Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, Main Street Small Cap Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     Main Street Small Cap Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Main Street Small Cap Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Main Street Small
Cap Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                   MidCap Fund

o     MidCap Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of MidCap Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     MidCap Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to MidCap Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     MidCap Fund cannot underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the
Securities Act, as amended, when reselling securities held in its own portfolio.

o     MidCap Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                         Quest International Value Fund

o     Quest International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if its would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Quest International Value Fund cannot lend money. However the Fund can invest in all or a portion of an issue of bonds, debentures, commercial paper or other similar corporate obligations. Quest International Value Fund may also engage in repurchase agreements and may make loans of portfolio securities, subject to the restrictions stated under "Loans of Portfolio
Securities."

o     Quest International Value Fund cannot invest 25% or more of its total assets in any industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Quest International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

o     Quest International Value Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act, as amended, when reselling securities held in its own portfolio.

o     Quest International Value Fund cannot invest or hold securities of any issuer if officers and directors of Quest International Value Fund or its
Manager or Sub-Advisor individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     Quest International Value Fund cannot borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Money Market
Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot pledge its assets or assign or otherwise encumber its assets in excess of one-third of its net assets. It can do so only to secure borrowings made within the limitations set forth in the Prospectus or its SAI.

o     Quest International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                Real Estate Fund

o     Real Estate Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Real Estate Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Real Estate Fund cannot make loans except as permitted by the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Real Estate Fund, as such statue, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Real Estate Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund cannot concentrate its investments to the extent of 25%
of its total assets in any industry. However, there is no limitation as to Real
Estate Fund's investments in the real estate industry in general.

o     Real Estate Fund cannot underwrite securities of other companies except as permitted by the Investment Company Act. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o     Real Estate Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Real Estate Fund cannot issue senior securities, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Non-Diversification of Real Estate Fund's Investments.  Real Estate
Fund is classified as a "non-diversified" fund under the Investment Company
Act. Funds that are diversified have restrictions against investing a higher percentage of their assets in the securities of any one issuer. As a non-diversified fund, Real Estate Fund can invest more of its assets in the securities of a single issuer than it could prior to April 12, 2007 when it was classified as a diversified fund. However, Real Estate Fund limits its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, no more than 25% of the market value of Real
Estate Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets,
(1) no more than 5% of the market value of Real Estate Fund's total assets may be invested in the securities of a single issuer, and (2) Real Estate
Fund may not own more than 10% of the outstanding voting securities of a single issuer.

Being non-diversified may pose additional investment risks. If Real Estate Fund invests more of its assets in fewer issuers, the value of its shares may be affected to a greater extent by adverse conditions affecting any one of those issuers. The statement of investments included in this Statement of Additional
Information reflect the investments held by Real Estate Fund prior to its changing from a diversified to a non-diversified classification and may not be reflective of Real Estate Fund's allocation of investments following that change.

                              Rising Dividends Fund

o     Rising Dividends Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of Rising Dividends Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.

o     Rising Dividends Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o      Rising Dividends Fund cannot invest 25% or more of its total assets in any one industry or group of related industries.  That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.

o     Rising Dividends Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Rising Dividends Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Rising Dividends Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o      Rising Dividends Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o      Rising Dividends Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

                          Small- & Mid- Cap Value Fund

o     Small- & Mid- Cap Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Small- & Mid- Cap Value Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Small- & Mid- Cap Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Small- & Mid- Cap Value Fund may not borrow money, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Small- & Mid- Cap Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid- Cap Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid- Cap Value Fund may not underwrite securities issued by others, except that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

o     Small- & Mid- Cap Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Small- & Mid-Cap Value cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Small- & Mid-Cap Value, as such statute, rules or regulations may be amended or interpreted from time to time.

                            Strategic Income Fund

o     Strategic Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to 75% of Strategic Income Fund's total assets.  The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Strategic Income Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  Each foreign government is treated as an "industry" and utilities are divided according to the services they provide.

o     Strategic Income Fund cannot borrow money in excess of 331/3% of the value of its total assets (including the amount borrowed).  Strategic Income Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, Strategic Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Strategic Income Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets
(taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Strategic Income Fund cannot invest in real estate, physical commodities or commodity contracts.  However, Strategic Income Fund may: (1) invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate; (2) invest in hedging instruments permitted by any of its other investment policies; and (3) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

o     Strategic Income Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o     Strategic Income Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Strategic Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                              U.S. Government Trust

o     U.S. Government Trust cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of U.S. Government Trust's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     U.S. Government Trust cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     U.S. Government Trust cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust may not underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

o     U.S. Government Trust cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to U.S. Government, as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S. Government Trust may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to U.S. Government Trust, as such statute, rules or regulations may be amended or interpreted from time to time.

                                   Value Fund

o     Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting securities. This limitation applies to 75% of Value
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Value Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act in reselling its portfolio securities.

Do the Underlying Funds Have Any Restrictions That Are Not Fundamental? Each of
the Underlying Funds has its own investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of each respective Underlying Fund's Board of Trustees without shareholder approval. Those policies may differ from the policies of the Funds or the other
Underlying Funds. The Funds and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are non-fundamental policies of the Underlying Funds as indicated below.

o     None of the Underlying Funds can invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act and U.S. Government Trust cannot invest in any securities of other investment companies except if it acquires them as part of a merger, consolidation or acquisition of assets. Global Fund cannot invest in securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or invest more than 5% of its net assets in closed-end investment companies, including small business investment companies, and the commission rates on such investments may not be in excess of normal brokerage commissions.

      o  U.S. Government Trust and Small- & Mid- Cap Value Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

o     U.S. Government Trust and Small- & Mid- Cap Value Fund will provide at least 60 days' prior notice of any change in their non-fundamental policies to invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings used for investment purposes) in U.S. government securities and in equity securities of small- and mid-cap domestic and foreign issuers, respectively.

o     MidCap Fund cannot purchase securities on margin or pledge, mortgage or hypothecate any of its assets. However, it can make margin deposits and escrow arrangements in connection with any of the hedging instruments permitted by any of its other investment policies. MidCap Fund cannot invest in companies for the purpose of acquiring control or management of them or invest in or hold securities of any issuer if officers and Trustees or directors of MidCap Fund or the Manager individually or beneficially own more than1/2of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     Global Fund cannot sell securities short except in "short sales against-the-box."

o     Small- & Mid- Cap Value Fund cannot make short sales or purchase securities on margin. However, Small- & Mid- Cap Value Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities.

Disclosure of Portfolio Holdings

Each Fund and each Underlying Fund have adopted policies and procedures concerning the dissemination of information about their portfolio holdings by employees, officers and/or directors of the Manager, Distributor, and Transfer
Agent. These policies are designed to ensure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that information from being used in a way that could negatively affect a Funds' or Underlying Funds' investment program or enable third parties to use that information in a manner that is harmful to the Funds or Underlying Funds.

o     Public Disclosure. The Funds' and the Underlying Funds' portfolio holdings are made publicly available no later than 60 days after the close of each of the Funds' or Underlying Funds' fiscal quarters in its semi-annual report to shareholders, its annual reports to shareholders, or its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, each Fund or Underlying Fund may post its top holdings on the OppenheimerFunds' website at
         www.oppenheimerfunds.com (select the Fund's name under the "View Fund
         Information for" menu) with a 15-day lag. Generally, the Funds or
         Underlying Funds will disclose its top twenty holdings, but may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if the Manager believes that is in the best interests of the Fund and its shareholders. Other general information about the Funds' or Underlying Funds' portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

Until publicly disclosed, the Funds' or Underlying Funds' portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Funds' or Underlying Funds' portfolio holdings information could attempt to use that information to trade ahead of or against the Funds or
Underlying Funds, which could negatively affect the prices the Funds or
Underlying Funds are able to obtain in portfolio transactions or the availability of the securities that the portfolio manager is trading on the
Funds' or Underlying Funds' behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Funds' or
Underlying Funds' non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by each Fund's or Underlying Funds'
Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Funds or Underlying Funds.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Funds' or Underlying Funds' complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Funds' or Underlying Funds' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of a
         Fund's or Underlying Funds' holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of a Fund's or Underlying Funds' holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Funds' or
         Underlying Funds' holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Funds' or Underlying Funds' complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of each
Fund's or Underlying Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of each Fund's or Underlying Fund's Manager, Distributor and
         Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     Each Fund's or Underlying Fund's independent registered public accounting firm,
o     Members of each Fund's or Underlying Fund's Board and the Board's legal counsel,
o     The Funds' or an Underlying Fund's custodian bank,
o     A proxy voting service designated by a Fund or Underlying Fund and its
         Board,

o     Rating/ranking organizations (such as Lipper and Morningstar),
      Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by a Fund's or Underlying Fund's regular pricing services).

Portfolio holdings information of the Funds or Underlying Funds may be provided, under limited circumstances, to brokers and/or dealers with whom the Funds or
Underlying Funds trade and/or entities that provide investment coverage and/or analytical information regarding the Funds' portfolios, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Funds or Underlying Funds, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Funds or Underlying Funds. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation
Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales),
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Funds or Underlying Funds are not priced by a Fund's or
         Underlying Fund's regular pricing services),
o     Dealers to obtain price quotations where the Funds or Underlying Funds are not identified as the owner.

Portfolio holdings information (which may include information on a Funds' or
Underlying Funds' entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Funds or Underlying
         Funds may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
         Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of the Funds' or Underlying Funds' shares or their financial intermediary representatives.

The Funds' or Underlying Funds' shareholders may, under unusual circumstances
(such as a lack of liquidity in the Funds' or Underlying Funds' portfolio to meet redemptions), receive redemption proceeds of their Fund or Underlying Fund shares paid as pro rata shares of securities held in the applicable Fund's or
Underlying Fund's portfolio. In such circumstances, disclosure of the Funds' or
Underlying Funds' portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Funds, the Underlying Funds, the
Manager, the Distributor, and the Transfer Agent shall oversee compliance by the
Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to each Fund's and
Underlying Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds or Underlying Funds has been made during the preceding year pursuant to these policies. The CCO shall report to each Fund's and Underlying Fund's Board any material violation of these policies and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Funds and the Underlying Funds have entered into ongoing arrangements to make available information about the Funds' portfolio holdings.
One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities          Nomura Securities
ABN AMRO                    Fox-Pitt, Kelton           Oppenheimer & Co.
AG Edwards                  Friedman, Billing, Ramsey  Oscar Gruss
Allen & Co                  Gabelli                    OTA
American Technology         Garp Research              Pacific Crest Securities
Research
Auerbach Grayson            Gartner                    Piper Jaffray Inc.
Avondale                    George K Baum & Co.        Portales Partners
Banc of America Securities  Goldman Sachs              Punk Ziegel & Co
Barra                       Howard Weil                Raymond James
BB&T                        HSBC                       RBC
Bear Stearns                ISI Group                  Reuters
Belle Haven                 ITG                        RiskMetrics/ISS
Bloomberg                   Janco                      Robert W. Baird
BMO Capital Markets         Janney Montgomery          Roosevelt & Cross
BNP Paribas                 Jefferies                  Russell
Brean Murray                JMP Securities             Sandler O'Neil
Brown Brothers              JNK Securities             Sanford C. Bernstein
Buckingham Research Group   Johnson Rice & Co          Scotia Capital Markets
Canaccord Adams             JP Morgan Securities       Sidoti
Caris & Co.                 Kaufman Brothers           Simmons
CIBC World Markets          Keefe, Bruyette & Woods    Sander Morris Harris
Citigroup Global Markets    Keijser Securities         Societe Generale
CJS Securities              Kempen & Co. USA Inc.      Soleil Securities Group
Cleveland Research          Kepler Equities/Julius     Standard & Poors
                            Baer Sec
Cogent                      KeyBanc Capital Markets    Stanford Group
Collins Stewart             Lazard Freres & Co         State Street Bank
Cowen & Company             Leerink Swan               Stephens, Inc.
Craig-Hallum Capital Group  Lehman Brothers            Stifel Nicolaus
LLC
Credit Agricole Cheuvreux   Loop Capital Markets       Stone & Youngberg
N.A. Inc.
Credit Suisse               Louise Yamada Tech         Strategas Research
                            Research
Daiwa Securities            MainFirst Bank AG          Sungard
Davy                        Makinson Cowell US Ltd     Suntrust Robinson
                                                       Humphrey
Deutsche Bank Securities    McAdmas Wright             SWS Group
Dougherty Markets           Merrill Lynch              Think Equity Partners
Dowling                     Miller Tabak               Thomas Weisel Partners
Empirical Research          Mizuho Securities          Thomson Financial
Enskilda Securities         Moodys Research            UBS
Exane BNP Paribas           Morgan Stanley             Wachovia Securities
Factset                     Natexis Bleichroeder       Wedbush
Fidelity Capital Markets    Ned Davis Research Group   Weeden
First Albany                Needham & Co               William Blair
Fixed Income Securities

How the Funds Are Managed

Organization and History. The Funds are open-end, diversified management investment companies with an unlimited number of authorized shares of beneficial interest.  The Trust was organized as a Massachusetts business trust on November
30, 2004.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

Each Fund each currently has five classes of shares: Class A, Class B, Class C,
Class N and Class Y.  All classes invest in the same investment portfolio. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders. As a Massachusetts business trust, each
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Funds, to remove a
Trustee or to take other action described in the Trust's Declaration of Trust.

The Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the applicable Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of such Fund's outstanding shares. The Trustees may also take other action as permitted by the
Investment Company Act.

      Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds'
obligations. It also provides for indemnification and reimbursement of expenses out of the Funds' property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Funds shall assume the defense of any claim made against a shareholder for any act or obligation of the Funds and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Funds)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstances in which such Fund would be unable to meet its obligations.

Each Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

      Board of Trustees and Oversight Committees.  The Trust and each Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under federal and Massachusetts law. The Trustees meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the Manager. The Board of Trustees has an
Audit Committee, a Regulatory & Oversight Committee and a Governance Committee.
Each committee is comprised solely of Trustees who are not "interested persons"
under the Investment Company Act (the "Independent Trustees").

      During the Funds' fiscal year ended January 31, 2008, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 5 meetings and the
Governance Committee held 4 meetings.

The members of the Audit Committee are David K. Downes (Chairman), Phillip A.
Griffiths, Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent
Auditors and the Independent Trustees; (v) reviewing the independence of the
Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Matthew P. Fink
(Chairman), David K. Downes, Robert G. Galli, Phillip A. Griffiths and Joel W.
Motley. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Joel W. Motley (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S. Reynolds, Jr. and
Peter I Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the
Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of the applicable Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Funds. Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund          Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer AMT-Free Municipals           Fund
                                          Oppenheimer Rochester Maryland Municipal
Oppenheimer AMT-Free New York Municipals  Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Balanced Fund                 Municipal Fund
                                          Oppenheimer Rochester Michigan Municipal
Oppenheimer Baring China Fund             Fund
                                          Oppenheimer Rochester Minnesota Municipal
Oppenheimer Baring Japan Fund             Fund
                                          Oppenheimer Rochester North Carolina
Oppenheimer Baring SMA International Fund Municipal Fund
Oppenheimer California Municipal Fund     Oppenheimer Rochester Ohio Municipal Fund
                                          Oppenheimer Rochester Virginia Municipal
Oppenheimer Capital Appreciation Fund     Fund
Oppenheimer Developing Markets Fund       Oppenheimer Select Value Fund
Oppenheimer Discovery Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer SMA Core Bond Fund
Oppenheimer Emerging Growth Fund          Oppenheimer SMA International Bond Fund
Oppenheimer Global Fund                   Oppenheimer Transition 2010 Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Transition 2015 Fund
Oppenheimer Global Value Fund             Oppenheimer Transition 2020 Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Transition 2025 Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund     Oppenheimer Transition 2040 Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Transition 2050 Fund
Oppenheimer International Value Fund      OFI Tremont Core Strategies Hedge Fund
Oppenheimer Institutional Money Market
Fund                                      OFI Tremont Market Neutral Hedge Fund
Oppenheimer Limited Term California       Oppenheimer Tremont Market Neutral Fund
Municipal Fund                            LLC
Oppenheimer Money Market Fund, Inc.       Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Multi-State Municipal Trust   Oppenheimer U.S. Government Trust
Oppenheimer Portfolio Series

      In addition to being a director or trustee of each of the Board I Funds,
Messrs. Downes, Galli and Wruble are directors or trustees of ten other portfolios in the OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Funds and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.
Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares.

Messrs. Wolfgruber, Leavy, Schadt, Webman, Wong, Murphy, Petersen, Szilagyi,
Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are officers of the
Fund, hold the same offices with one or more of the other Board I Funds. As of
May 2, 2008, the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of each class of shares of each Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Funds listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I
Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the
Trust, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Funds and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
Held with each      Years; Other Trusteeships/Directorships     Beneficially   Owned in
Fund, Length of     Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age        Complex Currently Overseen                   each Fund      Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2007

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey Partners, L.P.   None        Over $100,000
Chairman of the     (hedge fund) (September 1995-December
Board of Trustees   2007); Director of Special Value
since 2007,         Opportunities Fund, LLC (registered
Trustee since 2005, investment company) (affiliate of the
Age: 65             Manager's parent company) (since September
                    2004); Chairman (since August 2007) and
                    Trustee (since August 1991) of the Board
                    of Trustees of The Jackson Laboratory
                    (non-profit); Treasurer and Trustee of the
                    Institute for Advanced Study (non-profit
                    educational institute) (since May 1992);
                    Member of Zurich Financial Investment
                    Management Advisory Council (insurance)
                    (2004-2007); Special Limited Partner of
                    Odyssey Investment Partners, LLC (private
                    equity investment) (January 1999-September
                    2004). Oversees 67 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

David K. Downes,    Independent Chairman GSK Employee Benefit               Over $100,000
Trustee since 2007  Trust (since April 2006); Director of
 Age: 68            Correctnet (since January 2006); Trustee
                    of Employee Trusts (since January 2006);
                    President, Chief Executive Officer and
                    Board Member of CRAFund Advisors, Inc.
                    (investment management company) (since
                    January 2004); Director of Internet
                    Capital Group (information technology
                    company) (since October 2003); Independent
                    Chairman of the Board of Trustees of
                    Quaker Investment Trust (registered
                    investment company) (2004-2007); President
                    of The Community Reinvestment Act
                    Qualified Investment Fund (investment
                    management company) (2004-2007); Chief
                    Operating Officer and Chief Financial
                    Officer of Lincoln National Investment
                    Companies, Inc. (subsidiary of Lincoln
                    National Corporation, a publicly traded
                    company) and Delaware Investments U.S.,
                    Inc. (investment management subsidiary of
                    Lincoln National Corporation) (1993-2003);
                    President, Chief Executive Officer and
                    Trustee of Delaware Investment Family of
                    Funds (1993-2003); President and Board
                    Member of Lincoln National Convertible
                    Securities Funds, Inc. and the Lincoln
                    National Income Funds, TDC (1993-2003);
                    Chairman and Chief Executive Officer of
                    Retirement Financial Services, Inc.
                    (registered transfer agent and investment
                    adviser and subsidiary of Delaware
                    Investments U.S., Inc.) (1993-2003);
                    President and Chief Executive Officer of
                    Delaware Service Company, Inc.
                    (1995-2003); Chief Administrative Officer,
                    Chief Financial Officer, Vice Chairman and
                    Director of Equitable Capital Management
                    Corporation (investment subsidiary of
                    Equitable Life Assurance Society)
                    (1985-1992); Corporate Controller of
                    Merrill Lynch & Company (financial
                    services holding company) (1977-1985);
                    held the following positions at the
                    Colonial Penn Group, Inc. (insurance
                    company): Corporate Budget Director
                    (1974-1977), Assistant Treasurer
                    (1972-1974) and Director of Corporate
                    Taxes (1969-1972); held the following
                    positions at Price Waterhouse & Company
                    (financial services firm): Tax Manager
                    (1967-1969), Tax Senior (1965-1967) and
                    Staff Accountant (1963-1965); United
                    States Marine Corps (1957-1959). Oversees
                    67 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee of the Committee for Economic       None        Over $100,000
Trustee since 2005  Development (policy research foundation)
Age: 67             (since 2005); Director of ICI Education
                    Foundation (education foundation) (October
                    1991-August 2006); President of the
                    Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Robert G. Galli,    A director or trustee of other Oppenheimer  None        Over $100,000

Trustee since 2005  funds. Oversees 67 portfolios in the
Age: 74             OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Fellow of the Carnegie Corporation (since   None        None
Griffiths,          2007); Distinguished Presidential Fellow
Trustee since 2005  for International Affairs (since 2002) and
Age: 69             Member (since 1979) of the National

                    Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI

                    Lumonics Inc. (precision technology
                    products company) (since 2001); Senior
                    Advisor of The Andrew W. Mellon Foundation
                    (since 2001); Chair of Science Initiative
                    Group (since 1999); Member of the American
                    Philosophical Society (since 1996);
                    Trustee of Woodward Academy (since 1983);
                    Foreign Associate of Third World Academy
                    of Sciences; Director of the Institute for
                    Advanced Study (1991-2004); Director of
                    Bankers Trust New York Corporation
                    (1994-1999); Provost at Duke University
                    (1983-1991). Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Mary F. Miller,     Trustee of International House              None        Over $100,000
Trustee since 2005  (not-for-profit) (since June 2007);
Age: 65             Trustee of the American Symphony Orchestra
                    (not-for-profit) (since October 1998); and
                    Senior Vice President and General Auditor
                    of American Express Company (financial
                    services company) (July 1998-February
                    2003). Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joel W. Motley,     Managing Director of Public Capital         None        Over $100,000
Trustee since 2005  Advisors, LLC (privately held financial
Age: 55             advisor) (since January 2006). Managing
                    Director of Carmona Motley, Inc.
                    (privately-held financial advisor) (since
                    January 2002); Director of Columbia Equity
                    Financial Corp. (privately-held financial
                    advisor) (2002-2007) Managing Director of
                    Carmona Motley Hoffman Inc.
                    (privately-held financial adviser)
                    (January 1998-December 2001); Member of
                    the Finance and Budget Committee of the
                    Council on Foreign Relations, Member of
                    the Investment Committee of the Episcopal
                    Church of America, Member of the
                    Investment Committee and Board of Human
                    Rights Watch and Member of the Investment
                    Committee of Historic Hudson Valley.
                    Oversees 57 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.          Chairman of RSR Partners (formerly "The     None        $10,001-$50,000
Reynolds, Jr.,      Directorship Search Group, Inc.")
Trustee since 2005  (corporate governance consulting and
Age: 76             executive recruiting) (since 1993); Life
                    Trustee of International House (non-profit
                    educational organization); Former Trustee
                    of The Historical Society of the Town of
                    Greenwich; Former Director of Greenwich
                    Hospital Association. Oversees 57
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director of C-TASC (bio-statistics          None        Over $100,000
Trustee since 2004  services (since 2007); Director of the
Age: 67             following medical device companies:

                    Medintec (since 1992) and Cathco (since
                    1996); Director of Lakes Environmental

                    Association (environmental protection
                    organization) (since 1996); Member of the
                    Investment Committee of the Associated
                    Jewish Charities of Baltimore (since
                    1994); Director of Fortis/Hartford mutual
                    funds (1994-December 2001). Oversees 57
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      President of Wold Oil Properties, Inc.      None        Over $100,000
Trustee since 2004  (oil and gas exploration and production
Age: 60             company) (since 1994); Vice President of
                    American Talc Company, Inc. (talc mining
                    and milling) (since 1999); Managing Member
                    of Hole-in-the-Wall Ranch (cattle
                    ranching) (since 1979); Vice President,
                    Secretary and Treasurer of Wold Trona
                    Company, Inc. (soda ash processing and
                    production) (1996 - 2006); Director and
                    Chairman of the Denver Branch of the
                    Federal Reserve Bank of Kansas City
                    (1993-1999); and Director of PacifiCorp.
                    (electric utility) (1995-1999). Oversees
                    57 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5       Dollar      Aggregate
                                                                             Dollar Range
                                                                  Range of     Of Shares
                                                                   Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially   Owned in
Length of          Held; Number of Portfolios in the Fund         Owned in    Supervised
Service, Age       Complex Currently Overseen                    each Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2007

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        Over         Over $100,000
Trustee since      Director of the Manager since June 2001;     $100,000
2005 and           President of the Manager (September
President and      2000-February 2007); President and a
Principal          director or trustee of other Oppenheimer
Executive Officer  funds; President and Director of
since 2005         Oppenheimer Acquisition Corp. ("OAC") (the
Age: 58            Manager's parent holding company) and of
                   Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (November
                   2001-December 2006); Chairman and Director
                   of Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager) (since July 2001); President and
                   Director of OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   the Manager) (since July 2001); Director of
                   the following investment advisory
                   subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chairman of the
                   Investment Company's Institute's Board of
                   Governors (since October 2007). Oversees
                   106 portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------------

      The address of the  Officers  in the chart below is as follows:  for Messrs.
Schadt,  Webman,  Wolfgruber,   Wong  and  Zack,  and  Ms.  Bloomberg,  Two  World
Financial  Center,  225 Liberty Street,  11th Floor, New York, NY 10281-1008,  for
Messrs.  Petersen,  Szilagyi,  Vandehey,  and Wixted and Ms. Ives,  6803 S. Tucson
Way,  Centennial,  CO 80112-3924.  Each Officer  serves for an indefinite  term or until his or her earlier resignation, retirement, death or removal.

--------------------------------------------------------------------------------------
                             Other Officers of the Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kurt Wolfgruber,        President (since March 2007) and Chief Investment Officer
Vice President and      and Director (since July 2003) of the Manager; Executive
Portfolio Manager       Vice President of the Manager (March 2003-March 2007)
since 2004              Director of HarbourView Asset Management Corporation and of
Age: 57                 OFI Institutional Asset Management, Inc. (since June 2003)
                        and of Tremont Capital Management, Inc. (since October
                        2001). An officer of 15 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Rudi W. Schadt,         Vice President, Director of Equity Analytics and Risk in
Vice President and      Product Design and Risk Management of the Manager (since
Portfolio Manager       February 2002). An officer of 15 portfolios in the
since 2004              OppenheimerFunds complex.
Age: 50

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Jerry Webman,           Chief Economist of the Manager (since 2006); Senior Vice
Vice President and      President (since February 1996) and Senior Investment
Portfolio Manager       Officer and Director (since 1997) of the Manager's Fixed
since 2004              Income Investments; Senior Vice President (since May 1999)
Age: 58                 of HarbourView Asset Management Corporation. An officer of
                        15 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Caleb Wong,             Vice President of the Manager since June 1999; employed in

Vice President and      fixed-income quantitative research and risk management for

Portfolio Manager       the Manager (since July 1996). An officer of 2 portfolios in
since 2004              the OppenheimerFunds complex.
Age: 42

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Christopher Leavy,      Director of Equities (since January 2007) and Senior Vice
Vice President and      President of the Manager (since September 2000). An officer
Portfolio Manager       of 15 portfolios in the OppenheimerFunds complex.
since 2002
Age: 37

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of the
Chief Compliance        Manager, OppenheimerFunds Distributor, Inc., Centennial
Officer since 2005      Asset Management and Shareholder Services, Inc. (since March
Age: 57                 2004); Vice President of OppenheimerFunds Distributor, Inc.,
                        Centennial Asset Management Corporation and Shareholder
                        Services, Inc. (since June 1983). Former Vice President and
                        Director of Internal Audit of the Manager (1997-February
                        2004). An officer of 106 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer and           March 1999); Treasurer of the following: HarbourView Asset
Principal Financial &   Management Corporation, Shareholder Financial Services,
Accounting Officer      Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 2005              Management Corporation, and Oppenheimer Partnership
Age: 48                 Holdings, Inc. (since March 1999), OFI Private Investments,
                        Inc. (since March 2000), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                        program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003). An officer of 106 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2005              2002-February 2007); Manager/Financial Product Accounting of
Age: 37                 the Manager (November 1998-July 2002). An officer of 106

                        portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004). An officer of 106
Age: 38                 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2005    Counsel (since March 2002) of the Manager; General Counsel
Age: 59                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and Associate
                        General Counsel (May 1981-October 2001) of the Manager;
                        Assistant Secretary of the following: Shareholder Services,
                        Inc. (May 1985-November 2001), Shareholder Financial
                        Services, Inc. (November 1989-November 2001), and
                        OppenheimerFunds International Ltd. (September 1997-November
                        2001). An officer of 106 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2005              Vice President (since 1999) and Assistant Secretary (since
Age: 42                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of Shareholder
                        Services, Inc. (since 1999); Assistant Secretary of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 106
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2005              Associate General Counsel (December 2000-April 2004) of UBS
Age: 40                 Financial Services Inc. (formerly, PaineWebber
                        Incorporated). An officer of 106 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested
Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds. The Independent Trustees' compensation from the Funds, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Funds' fiscal year ended January 31, 2008. The total compensation from the Funds and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee
(if applicable) of the Boards of the Funds and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2007.

--------------------------------------------------------------------------------------
Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon   From the Funds
applicable)              Funds(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                        Fiscal ,year ended January                     Year ended
                                 31, 2008                           December 31, 2007

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)       $8,526(4)        N/A         $65,868(5)      $335,190 (6)

Chairman of the Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David K. Downes(7)        $3,666          N/A         $26,112(8)       $180,587(9)
Audit Committee
Chairman and
Regulatory &
Oversight Committee

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink           $6,391          N/A         $10,004(10)       $154,368
Regulatory &
Oversight Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli           $7,968          N/A        $137,599(11)     $330,533(12)
Regulatory &
Oversight Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths    $8,037(13)        N/A         $51,621(14)       $198,211
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee

Member and Governance   $6,366(15)        N/A         $13,201(14)       $152,698
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley          $6,658(16)        N/A         $32,741(14)       $171,223
Governance Committee
Chairman and

Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(17)    $2,241          N/A         $96,401(18)       $117,520

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,      $6,366          N/A           $77,288         $153,530

Jr.
Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler       $6,366((1)(9))     N/A         $28,814(14)       $150,770
Audit Committee
Member and Regulatory
& Oversight Committee

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee

Member and Governance  $6,366((20))       N/A         $28,814(14)       $150,770
Committee Member

--------------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any. The Portfolio Series Fund is composed of four funds:
   Conservative Investor Fund, Moderate Investor Fund, Growth Investor Fund and
   Equity Investor Fund.

2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds, and in the case of
   Messrs. Downes, Galli and Wruble, with respect to ten other Oppenheimer funds that are not Board I Funds (the "Non-Board I Funds"). The Board I Funds'
   retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective December 31, 2007.
3.    Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
4.    Includes $609 from Conservator Investor Fund, $1,742 from Moderate
   Investor Fund, $970 from Equity Investor Fund and $5,205 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr.
   Wruble under the Compensation Deferral Plan.
1.    In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I funds, Mr. Wruble elected to have an actuarially equivalent lump sum amount contributed to his
   Compensation Deferral Plan account subsequent to the freezing of the Board I
   Funds' retirement plan. The amount set forth in the table above also includes
   $58,494 for estimated annual benefits for serving as a director or trustee of
   10 other Oppenheimer funds that are not the Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation Deferral Plan subsequent to the freezing of the Non-Board I Funds' retirement plan.
6. Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
7.    Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
   2007, which was subsequent to the freezing of the Board I retirement plan.
8. This amount represents the estimated benefits that would be payable to Mr.
   Downes for serving as a director or trustee of the Non-Board I Funds. In lieu of receiving this estimated annual benefit, Mr. Downes has elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the
   Non-Board I Funds' retirement plan.
9.    Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
10.   In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the
   Board I Funds' retirement plan.
11.   In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr. Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
12.   Includes $140,000 paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
13.   Includes $479 from Conservative Investor Fund, $1,371 from Moderate
   Investor Fund, $764 from Equity Investor Fund and $4,098 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr.
   Griffiths under the Compensation Deferral Plan.
14.   In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral
   Plan account subsequent to the freezing of the Board I Funds' retirement plan.
15.         Includes $222 from Conservative Investor Fund, $636 from Moderate
   Investor Fund, $354 from Equity Investor Fund and $1,903 from Active
   Allocation Fund, respectively, which represents amounts deferred by Ms.
   Miller under the Compensation Deferral Plan.
16.   Includes $69 from Conservative Investor Fund, $196 from Moderate Investor
   Fund, $109 from Equity Investor Fund and $587 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Motley under the
   Compensation Deferral Plan.
17.   Mr. Randall retired from the Boards of the Board I Funds effective June
   30, 2007.
18.   At retirement, Mr. Randall elected to receive the alternative benefit payment based on a joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
19.   Includes $227 from Conservative Investor Fund, $650 from Moderate Investor
   Fund, $362 from Equity Investor Fund and $1,943 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wikler under the
   "Compensation Deferral Plan" described below.
20.   Includes $445 from Conservative Investor Fund, $1,300 from Moderate
   Investor Fund, $725 from Equity Investor Fund and $3,886 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr. Wold under the "Compensation Deferral Plan" described below.

|X|   Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to
80% of the average compensation paid during a Trustees' five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze Date").  Each Trustee
continuing to serve on the Board of any of the Board I Funds after the Freeze
Date (each such Trustee a "Continuing Board Member") may elect to have his accrued benefits as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date)
(i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      |X|   Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral` Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of May 2, 2008, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

Conservative Investor Fund

      MLPF&S for the sole benefit of  its customers, Attn Fund Admn, 4800 Deer
Lake Drive East, Floor 3, Jacksonville, FL 32246494, which owned 625,757.529
Class C shares (6.08% of the Class C shares then outstanding).

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 1,596,655.435 Class N shares
(26.86% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 890,821.658
Class N shares (14.99% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA
02117-9130, which owned 28,868.803 Class Y shares (49.72% of the Class Y shares then outstanding).

      LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968,
which owned 13,678.418 Class Y shares (23.55% of the Class Y shares then outstanding).

      MG Trust Company Cust, Stack-On Products Company, 700 17th Street Suite
300, Denver, CO 80202-3531, which owned 10,267.325 Class N shares (17.68% of the
Class N shares then outstanding).

Moderate Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 2,316,213.991 Class N shares
(23.84% of the Class N shares then outstanding).

      MLPF&S for the sole benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 836,746.782
Class N shares (8.61% of the Class N share then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA
02117-9130, which owned 212,812.623 Class Y shares (92.91% of the Class Y shares then outstanding).

Equity Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 1,494,785.177 Class N shares
(29.68% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 594,459.288
Class N shares (11.88% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA
02117-9130, which owned 211,124.017 Class Y shares (95.21% of the Class Y shares then outstanding).

Active Allocation Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 3,123,550.828 Class N shares
(20.50% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 1,048,210.189
Class N shares (6.88% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA
02117-9130, which owned 281,249.923 Class Y shares (82.01% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Trust, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Trust's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of
Ethics can also be viewed as part of the Trust's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. Each Fund is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.  Accordingly, each
Fund, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. With respect to such shareholder proposals, each Fund will vote its shares in each of its Underlying
Funds in the same proportion as the vote of all other shareholders in that
Underlying Fund.

Each of the Underlying Funds has adopted Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines under which the Underlying Fund votes proxies relating to securities ("portfolio proxies") held by the Underlying
Fund.  Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. Each
Underlying Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Fund's Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Portfolio
Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Underlying Fund and the Manager or the
Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The
Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the
Proxy Voting Guidelines provide discretion to the Manager on how to vote, the
Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     Each Underlying Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:  Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Underlying Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Underlying Fund opposes proposals to classify the board of directors.
o     Each Underlying Fund supports proposals to eliminate cumulative voting.
o     Each Underlying Fund opposes re-pricing of stock options without shareholder approval.
o     Each Underlying Fund generally considers executive  compensation  questions such as stock  option  plans and  bonus  plans to be  ordinary  business activity.  The  Underlying  Fund  analyzes  stock option  plans,  paying particular  attention to their dilutive  effect.  While each  Underlying
      Fund  generally  supports  management  proposals,  it  opposes  plans it considers to be excessive.

Each Fund, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than
August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii)
on the SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Funds under an investment advisory agreement between the Manager and the Funds. The Manager selects securities for the Funds' portfolios and handles their day-to-day business. The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Funds' portfolios.
Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Funds' portfolios.

      The agreement requires the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Funds as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Funds' net assets represented by that class. The management fee paid by the
Portfolios to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
   Fiscal Year ended 01/31      Management Fee Paid to OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            2006                                      $0
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            2007                                      $0
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

            2008                                      $0

---------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Funds sustain in connection with matters to which the agreement relates.

The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the
Trust, the Manager may withdraw the right of the Trust to use the name
"Oppenheimer" as part of its name.

Portfolio Managers. The Funds are managed by a team of investment professionals including Christopher Leavy, Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and
Caleb Wong (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios and accounts as of January 31, 2008:

Conservative Investor Fund
--------------------------------------------------------------------------------
   Portfolio     RegistereTotal      Other      Total     Other   Total Assets
                                                Assets
                          Assets in             in Other
                          Registered Pooled     Pooled
                 InvestmenInvestment Investment Investment          in Other
                 CompaniesCompanies  Vehicles   Vehicles  Accounts  Accounts
    Manager      Managed  Managed(1)  Managed   Managed(1)Managed Managed(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher         14     $13,698       4        $886       3        $362
Leavy

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rudi Schadt         10      $4,507      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Webman        7       $4,154      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber     7       $4,154      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Caleb Wong          10     $29,287      None      None     None       None

--------------------------------------------------------------------------------

  Moderate Investor Fund
--------------------------------------------------------------------------------
   Portfolio     RegistereTotal      Other      Total     Other   Total Assets
                                                Assets
                          Assets in             in Other
                          Registered Pooled     Pooled
                 InvestmenInvestment Investment Investment          in Other
                 CompaniesCompanies  Vehicles   Vehicles  Accounts  Accounts
    Manager      Managed  Managed(1)  Managed   Managed(1)Managed Managed(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher         14     $13,698       4        $886       3        $362
Leavy

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rudi Schadt         10      $3,940      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Webman        7       $3,587      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber     7       $3,587      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Caleb Wong          10     $28,720      None      None     None       None

--------------------------------------------------------------------------------

  Equity Investor Fund
--------------------------------------------------------------------------------
   Portfolio     RegistereTotal      Other      Total     Other   Total Assets
                                                Assets
                          Assets in             in Other
                          Registered Pooled     Pooled
                 InvestmenInvestment Investment Investment          in Other
                 CompaniesCompanies  Vehicles   Vehicles  Accounts  Accounts
    Manager      Managed  Managed(1)  Managed   Managed(1)Managed Managed(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher         14     $14,147       4        $886       3        $362
Leavy

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rudi Schadt         10      $4,389      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Webman        7       $4,036      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber     7       $4,036      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Caleb Wong          10     $29,169      None      None     None       None

--------------------------------------------------------------------------------

  Active Allocation Fund
--------------------------------------------------------------------------------
   Portfolio     RegistereTotal      Other      Total     Other   Total Assets
                                                Assets
                          Assets in             in Other
                          Registered Pooled     Pooled
                 InvestmenInvestment Investment Investment          in Other
                 CompaniesCompanies  Vehicles   Vehicles  Accounts  Accounts
    Manager      Managed  Managed(1)  Managed   Managed(1)Managed Managed(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher         14     $12,016       4        $886       3        $362
Leavy

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rudi Schadt         10      $2,259      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Webman        7       $1,906      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber     7       $1,906      None      None     None       None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Caleb Wong          10     $27,038      None      None     None       None

--------------------------------------------------------------------------------
  1.  In millions.
  2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Funds. That may occur whether the investment strategies of the other funds are the same as, or different from, a Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between a Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of a Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of a Fund.

     Compensation of the Portfolio Managers.  The Portfolio Managers are
employed and compensated by the Manager, not the Funds.  Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of January 31, 2008, each
Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.
Portfolio managers who are responsible for duties as senior executives of the
Manager may also receive compensation for the performance of their duties in that separate capacity.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, which may include a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management.  The Portfolio Managers do not receive additional compensation with respect to the performance of the
Funds.  They are compensated based on the performance of Underlying Funds.
Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between a Fund and other funds managed by the Portfolio Managers.  The compensation structure of certain other portfolios managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above.  The Portfolio
Managers' compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

     Ownership of Portfolio Shares.  As of January 31, 2008, each Portfolio
Manager beneficially owned shares of the Funds as follows:

         -------------------------------------------------------------
                                                Range of Shares
                                                  Beneficially
         Portfolio Manager                     Owned in the Funds
         -------------------------------------------------------------
         -------------------------------------------------------------

         Christopher Leavy                            None

         -------------------------------------------------------------
         -------------------------------------------------------------

         Rudi Schadt                                  None

         -------------------------------------------------------------
         -------------------------------------------------------------

         Jerry Webman                                 None

         -------------------------------------------------------------
         -------------------------------------------------------------

         Kurt Wolfgruber                              None

         -------------------------------------------------------------
         -------------------------------------------------------------

         Caleb Wong                                   None

         -------------------------------------------------------------

Brokerage Policies of the Funds

Most of the portfolio transactions of the Funds will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. If a Fund invests in other securities, the Manager will follow the brokerage practices of the Underlying Funds described below.

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement of each Underlying Fund is to arrange the portfolio transactions for those funds. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the
Underlying Funds' portfolio transactions. The Manager is authorized to employ broker-dealers, including "affiliated brokers," as that term is defined in the
Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the Funds' portfolio transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of each Underlying Fund as established by its Board of Trustees.

      Under the Underlying Funds' investment advisory agreements, in choosing brokers to execute portfolio transactions, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Underlying Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for each Underlying Fund subject to the provisions of the Underlying Fund's investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Other accounts advised by the Manager have investment policies similar to those of an Underlying Fund. Those other accounts may purchase or sell the same securities as an Underlying Fund at the same time as an Underlying Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted (and the Underlying Funds' Boards of Trustees have approved) procedures that permit the Underlying Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Underlying Funds, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect an Underlying Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the
Underlying Fund's shares when allocating those portfolio transactions, and (2)
the Underlying Funds, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct an Underlying Funds' brokerage directly, or through a "step-out"
arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Underlying Funds' shares or the shares of any of the other Oppenheimer funds.

      The Underlying Funds' investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to an Underlying Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees of an
Underlying Fund may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the
Manager that: (i) the trade is not from or for the broker's own inventory, (ii)
the trade was executed by the broker on an agency basis at the stated
commission, and (iii) the trade is not a riskless principal transaction. The
Board of Trustees of an Underlying Fund may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in an
Underlying Fund's portfolio or are being considered for purchase. The Manager provides information to the Underlying Funds' Boards about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal year ended January 31, 2008 and 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal period ended January 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

    -------------------------------------------------------------------------
    Fiscal Year Ended January 31   Total Brokerage Commissions Paid by the
                                                    Funds*
    -------------------------------------------------------------------------
    -------------------------------------------------------------------------
                2006                                  $0
    -------------------------------------------------------------------------
    -------------------------------------------------------------------------
                2007                               $10,244
    -------------------------------------------------------------------------
    -------------------------------------------------------------------------

                2008                               $69,967

    -------------------------------------------------------------------------
      *     Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Funds, the
Distributor acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the
Distributor on the redemption of shares during each Fund's three most recent fiscal years are shown in the tables below.

Conservative Investor Fund

---------------------------------------------------------------------------------------------
Fiscal Year   Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
              Front-End    Front-End
                Sales        Sales      on Class A   on Class B    on Class C   on Class N
               Charges      Charges       Shares       Shares        Shares       Shares
             on Class A   Retained by  Advanced by   Advanced by  Advanced by   Advanced by
Ended 1/31:    Shares    Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006      $731,578     $202,862      $12,061      $136,823      $106,853      $50,542
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2007     $1,337,775    $404,602      $59,876      $269,567      $153,104      $19,709
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    2008     $1,607,059    $457,448      $69,705      $357,878      $215,690      $29,226

---------------------------------------------------------------------------------------------

Moderate Investor Fund

---------------------------------------------------------------------------------------------
Fiscal Year   Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
              Front-End    Front-End
                Sales        Sales      on Class A   on Class B    on Class C   on Class N
               Charges      Charges       Shares       Shares        Shares       Shares
             on Class A   Retained by  Advanced by   Advanced by  Advanced by   Advanced by
Ended 1/31:    Shares    Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006     $1,936,463    $568,947      $55,377      $563,486      $287,477      $56,539
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2007     $4,465,532   $1,329,676     $117,455    $1,282,538     $440,130      $64,478
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    2008     $4,797,699   $1,489,970     $99,539     $1,387,293     $537,064      $79,381

---------------------------------------------------------------------------------------------

Equity Investor Fund

---------------------------------------------------------------------------------------------
Fiscal Year   Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
              Front-End    Front-End
                Sales        Sales      on Class A   on Class B    on Class C   on Class N
               Charges      Charges       Shares       Shares        Shares       Shares
             on Class A   Retained by  Advanced by   Advanced by  Advanced by   Advanced by
Ended 1/31:    Shares    Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006      $821,446     $265,087       $6,567      $267,793      $103,732      $19,193
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2007     $2,565,019    $798,660      $45,311      $896,507      $272,360      $33,772
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    2008     $3,028,377   $1,017,940     $56,528      $937,392      $313,901      $33,452

---------------------------------------------------------------------------------------------

Active Allocation Fund

---------------------------------------------------------------------------------------------
Fiscal Year   Aggregate     Class A    Concessions   Concessions  Concessions   Concessions
              Front-End    Front-End
                Sales        Sales      on Class A   on Class B    on Class C   on Class N
               Charges      Charges       Shares       Shares        Shares       Shares
             on Class A   Retained by  Advanced by   Advanced by  Advanced by   Advanced by
Ended 1/31:    Shares    Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006     $4,905,946   $1,474,177     $58,097     $1,716,124     $744,303     $127,076
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2007     $12,962,870  $3,640,370     $178,242    $4,569,757    $1,453,870    $192,124
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

    2008     $14,108,056  $4,199,482     $242,280    $4,802,472    $1,626,614    $175,187

---------------------------------------------------------------------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

Conservative Investor Fund

----------------------------------------------------------------------------
Fiscal Year      Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
               Retained by      Retained by    Retained by    Retained by
Ended 1/31:    Distributor      Distributor    Distributor    Distributor
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2006            $0            $3,193          $1,819         $1,832
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2007           $923           $34,975        $14,310          $178
----------------------------------------------------------------------------
----------------------------------------------------------------------------

    2008          $1,129          $60,609        $26,919         $6,227

----------------------------------------------------------------------------

Moderate Investor Fund

----------------------------------------------------------------------------
Fiscal Year      Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
               Retained by      Retained by    Retained by    Retained by
Ended 1/31:    Distributor      Distributor    Distributor    Distributor
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2006            $0            $14,166         $4,881         $3,554
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2007          $6,009         $141,693        $29,564         $7,827
----------------------------------------------------------------------------
----------------------------------------------------------------------------

    2008         $13,816         $210,014        $40,484         $5,211

----------------------------------------------------------------------------

Equity Investor Fund

----------------------------------------------------------------------------
Fiscal Year      Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
               Retained by      Retained by    Retained by    Retained by
Ended 1/31:    Distributor      Distributor    Distributor    Distributor
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2006            $0            $5,572          $2,126         $5,679
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2007           $48            $67,253        $13,101         $1,835
----------------------------------------------------------------------------
----------------------------------------------------------------------------

    2008          $5,868         $132,245        $17,722         $1,948

----------------------------------------------------------------------------

Active Allocation Fund

----------------------------------------------------------------------------
Fiscal Year      Class A          Class B        Class C        Class N
                Contingent      Contingent      Contingent     Contingent
              Deferred Sales  Deferred Sales     Deferred       Deferred
                 Charges          Charges     Sales Charges  Sales Charges
               Retained by      Retained by    Retained by    Retained by
Ended 1/31:    Distributor      Distributor    Distributor    Distributor
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2006            $0            $44,078        $16,412         $4,555
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    2007          $7,591         $350,030        $70,255         $7,339
----------------------------------------------------------------------------
----------------------------------------------------------------------------

    2008         $20,189         $672,104        $125,696       $17,578

----------------------------------------------------------------------------

Distribution and Service Plans. Each Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Funds pay the Distributor for all or a portion of the costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. In accordance with Rule
12b-1 of the Investment Company Act, the term "Independent Trustees" in this
Statement of Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Funds' inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Funds automatically convert into Class A shares 72 months after purchase, the Funds must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment
Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Funds shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

      |X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Funds to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, making the Funds' investment plans available and providing other services at the request of the Funds or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class
A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25%
of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1,
2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the
Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the
Funds with respect to those shares. After the shares were held for a year, the
Distributor paid the ongoing service fees to recipients on a periodic basis.
Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended January 31, 2008 payments under the Class A plan totaled $379,582 for Conservative Investor Fund, $1,047,439 for Moderate
Investor Fund, $587,895 for Equity Investor Fund and $3,159,834 for Active
Allocation Fund, of which $596, $2,142, $3,255 and $5,460, respectively, was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $21,857, $74,644, $50,504 and
$179,072, respectively, paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.  The
Distributor may not use payments received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B, Class C and Class N Distribution and Service Plan Fees.
Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C or Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes periodic service fee payments on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C or Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases
Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and Class
N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Funds pay the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B, Class
         C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Funds in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Funds' shares if payments under the plan are discontinued because most competitor Funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Funds, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from each Fund under the plans.
If either the Class B, Class C or Class N plan were to be terminated by a Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

Conservative Investor Fund

-------------------------------------------------------------------------------
  Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                Ended 1/31/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan    $276,185(1)        $233,685        $477,126         1.36%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan    $739,473(2)        $259,412        $664,401         0.67%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan    $188,878(3)        $38,797         $542,602         0.92%

-------------------------------------------------------------------------------

1.    Includes $1,975 paid to an affiliate of the Distributor's parent company.
2.    Includes $8,339 paid to an affiliate of the Distributor's parent company.
3.    Includes $6,900 paid to an affiliate of the Distributor's parent company.

Moderate Investor Fund

-------------------------------------------------------------------------------
  Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                Ended 1/31/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan   $1,214,680(1)      $1,034,241      $2,082,400        1.57%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan   $1,933,106(2)       $719,902       $1,701,074        0.73%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan    $368,050(3)        $101,039        $845,521         0.88%

-------------------------------------------------------------------------------

1.    Includes $8,112 paid to an affiliate of the Distributor's parent company.
2.    Includes $33,569 paid to an affiliate of the Distributor's parent company.
3.    Includes $15,281 paid to an affiliate of the Distributor's parent company.

Equity Investor Fund

-------------------------------------------------------------------------------
  Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                Ended 1/31/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan    $751,135(1)        $650,784       $1,446,152        1.83%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan    $979,598(2)        $346,233        $866,487         0.78%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan    $243,374(3)        $51,199         $432,746         0.80%

-------------------------------------------------------------------------------

1.    Includes $17,242 paid to an affiliate of the Distributor's parent company.
2.    Includes $20,921 paid to an affiliate of the Distributor's parent company.
3.    Includes $11,004 paid to an affiliate of the Distributor's parent company.

Active Allocation Fund

-------------------------------------------------------------------------------
  Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                Ended 1/31/08

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Class:     Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan   $4,328,148(1)      $3,694,702      $7,395,309        1.65%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan   $5,766,301(2)      $2,383,784      $4,696,709        0.74%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan    $729,020(3)        $268,358       $1,387,178        0.86%

-------------------------------------------------------------------------------

1.    Includes $36,723 paid to an affiliate of the Distributor's parent company.
2.    Includes $90,935 paid to an affiliate of the Distributor's parent company.
3.    Includes $45,018 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the FINRAon payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this
Statement of Additional Information. Additionally, the Manager and/or the
Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the
Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Funds, or by an investor buying or selling shares of the Funds may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your Account" in the
         Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund -- Distribution and Service
         Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Funds or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' Prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Funds, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Funds or other Oppenheimer funds, a financial intermediary's sales of shares of the Funds or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Funds or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
      Funds or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries and/or their respective affiliates offered shares of the
Oppenheimer funds and received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:
                                        Legend Equities Corporation
1st Global Capital Company
Advantage Capital Corporation           Lincoln Benefit National Life
                                             Lincoln Financial Advisors
      Aegon USA                              Corporation
      Aetna Life Insurance & Annuity Company Lincoln Investment Planning, Inc.
      AG Edwards & Sons, Inc.                Linsco Private Ledger Financial
                                             Massachusetts Mutual Life
      AIG Financial Advisors                 Insurance Company
      AIG Life Variable Annuity              McDonald Investments, Inc.
                                             Merrill Lynch Pierce Fenner &
      Allianz Life Insurance Company         Smith, Inc.
      Allmerica Financial Life Insurance &
      Annuity Company                        Merrill Lynch Insurance Group
                                             MetLife Investors Insurance
      Allstate Life Insurance Company        Company
      American Enterprise Life Insurance     MetLife Securities, Inc.
      American General Annuity Insurance     Minnesota Life Insurance Company
      American Portfolios Financial
      Services, Inc.                         MML Investor Services, Inc.
      Ameriprise Financial Services, Inc.    Mony Life Insurance Company
      Ameritas Life Insurance Company        Morgan Stanley & Company, Inc.
      Annuity Investors Life Insurance       Multi-Financial Securities
      Company                                Corporation
      Associated Securities Corporation      Mutual Service Corporation
      AXA Advisors LLC                       NFP Securities, Inc.
      AXA Equitable Life Insurance Company   Nathan & Lewis Securities, Inc.
      Banc One Securities Corporation        National Planning Corporation
                                             Nationwide Financial Services,
      Cadaret Grant & Company, Inc.          Inc.
      CCO Investment Services Corporation    New England Securities Corporation
                                             New York Life Insurance & Annuity
      Charles Schwab & Company, Inc.         Company
      Chase Investment Services Corporation  Oppenheimer & Company
      Citicorp Investment Services, Inc.     PFS Investments, Inc.
      Citigroup Global Markets Inc.          Park Avenue Securities LLC
      CitiStreet Advisors LLC                Phoenix Life Insurance Company
      Citizen's Bank of Rhode Island         Plan Member Securities
      Columbus Life Insurance Company        Prime Capital Services, Inc.
      Commonwealth Financial Network         Primevest Financial Services, Inc.
      Compass Group Investment Advisors      Protective Life Insurance Company
                                             Prudential Investment Management
      CUNA Brokerage Services, Inc.          Services LLC
      CUSO Financial Services, LLP           Raymond James & Associates, Inc.
                                             Raymond James Financial Services,
      E*TRADE Clearing LLC                   Inc.
      Edward  Jones                          RBC Dain Rauscher Inc.
      Essex National Securities, Inc.        Royal Alliance Associates, Inc.
      Federal Kemper Life Assurance Company  Securities America, Inc.
                                             Security Benefit Life Insurance
      Financial Network                      Company
                                             Security First-Metlife Investors
      Financial Services Corporation         Insurance Company
      GE Financial Assurance                 SII Investments, Inc.
      GE Life & Annuity                      Signator Investors, Inc.
      Genworth Financial, Inc.               Sorrento Pacific Financial LLC
                                             Sun Life Assurance Company of
      GlenBrook Life & Annuity Company       Canada
                                             Sun Life Insurance & Annuity
      Great West Life & Annuity Company      Company of New York
      GWFS Equities, Inc.                    Sun Life Annuity Company Ltd.
      Hartford Life Insurance Company        SunTrust Bank
      HD Vest Investment Services, Inc.      SunTrust Securities, Inc.
      Hewitt Associates LLC                  Thrivent Financial Services, Inc.
      IFMG Securities, Inc.                  Towers Square Securities, Inc.
      ING Financial Advisers LLC             Travelers Life & Annuity Company
      ING Financial Partners, Inc.           UBS Financial Services, Inc.
                                             Union Central Life Insurance
      Invest Financial Corporation           Company
                                             United Planners Financial
      Investment Centers of America, Inc.    Services of America
      Jefferson Pilot Life Insurance Company Wachovia Securities, Inc.
      Jefferson Pilot Securities Corporation Walnut Street Securities, Inc.
      John Hancock Life Insurance Company    Waterstone Financial Group
      JP Morgan Securities, Inc.             Wells Fargo Investments
      Kemper Investors Life Insurance
      Company                                Wescom Financial Services

      For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

-----------------------------------------------------------------------------

1st Global Capital Co.                  Lincoln Investment Planning, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

AG Edwards                              Lincoln National Life Insurance Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ACS HR Solutions                        Linsco Private Ledger Financial

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ADP                                     Massachusetts Mutual Life Insurance
                                        Company

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

AETNA Life Ins & Annuity Co.            Matrix Settlement & Clearance
                                        Services

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Alliance Benefit Group                  McDonald Investments, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

American Enterprise Investments         Mercer HR Services

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

American Express Retirement Service     Merrill Lynch

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

American United Life Insurance Co.      Mesirow Financial, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Ameriprise Financial Services, Inc.     MetLife

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Ameritrade, Inc.                        MFS Investment Management

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

AMG (Administrative Management Group)   Mid Atlantic Capital Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

AST (American Stock & Transfer)         Milliman USA

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

AXA Advisors                            Morgan Keegan & Co, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Bear Stearns Securities Co.             Morgan Stanley Dean Witter

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Benefit Administration Company, LLC     Mutual of Omaha Life Insurance Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Benefit Administration, Inc.            Nathan & Lewis Securities, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Benefit Consultants Group               National City Bank

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Benefit Plans Administration            National Deferred Comp

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Benetech, Inc.                          National Financial

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Bisys                                   National Investor Services Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Boston Financial Data Services          Nationwide Life Insurance Company

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Charles Schwab & Co, Inc.               Newport Retirement Services, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Citigroup Global Markets Inc.           Northwest Plan Services, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

CitiStreet                              NY Life Benefits

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

City National Bank                      Oppenheimer & Co, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Clark Consulting                        Peoples Securities, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

CPI Qualified Plan Consultants, Inc.    Pershing LLC

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

DA Davidson & Co.                       PFPC

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

DailyAccess Corporation                 Piper Jaffray & Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Davenport & Co, LLC                     Plan Administrators, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

David Lerner Associates, Inc.           Plan Member Securities

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Digital Retirement Solutions, Inc.      Primevest Financial Services, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

DR, Inc.                                Principal Life Insurance Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Dyatech, LLC                            Prudential Investment Management
                                        Services LLC

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

E*Trade Clearing LLC                    PSMI Group, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Edward D Jones & Co.                    Quads Trust Company

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Equitable Life / AXA                    Raymond James & Associates, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ERISA Administrative Svcs, Inc.         Reliance Trust Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ExpertPlan, Inc.                        Reliastar Life Insurance Company

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

FASCore LLC                             Robert W Baird & Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Ferris Baker Watts, Inc.                RSM McGladrey

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Fidelity                                Scott & Stringfellow, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

First Clearing LLC                      Scottrade, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

First Southwest Co.                     Southwest Securities, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

First Trust - Datalynx                  Standard Insurance Co

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

First Trust Corp                        Stanley, Hunt, Dupree & Rhine

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Franklin Templeton                      Stanton Group, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Geller Group                            Sterne Agee & Leach, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Great West Life                         Stifel Nicolaus & Co, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

H&R Block Financial Advisors, Inc.      Sun Trust Securities, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Hartford Life Insurance Co.             Symetra Financial Corp.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

HD Vest Investment Services             T. Rowe Price

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Hewitt Associates LLC                   The 401k Company

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

HSBC Brokerage USA, Inc.                The Princeton Retirement Group Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ICMA - RC Services                      The Retirement Plan Company, LLC

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Independent Plan Coordinators           TruSource Union Bank of CA

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Ingham Group                            UBS Financial Services, Inc.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Interactive Retirement Systems          Unified Fund Services (UFS)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Invesmart (Standard Retirement          US Clearing Co.
Services, Inc.)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Janney Montgomery Scott, Inc.           USAA Investment Management Co.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

JJB Hillard W L Lyons, Inc.             USI Consulting Group

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

John Hancock                            VALIC Retirement Services

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

JP Morgan                               Vanguard Group

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

July Business Services                  Wachovia

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Kaufman & Goble                         Web401K.com

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Legend Equities Co.                     Wedbush Morgan Securities

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Legg Mason Wood Walker                  Wells Fargo Bank

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Lehman Brothers, Inc.                   Wilmington Trust

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Liberty Funds Distributor,
Inc./Columbia Management

-----------------------------------------------------------------------------

Performance of the Funds

Explanation  of  Performance  Terminology.  The Funds use a variety  of terms to illustrate their investment  performance.  Those terms include "cumulative total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are calculated is set forth below.  You can obtain  current  performance information  by  calling  the  Funds'  Transfer  Agent at  1.800.225.5677  or by
visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

     The Funds'  illustrations of their performance data in advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that  may  be  used  and  how  they  are  to  be  calculated.  In  general,  any advertisement  by the Funds of their  performance  data must include the average annual total returns for the advertised class of shares of the Funds.

     Use of standardized performance calculations enables an investor to compare the Funds'  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Funds'
performance information as a basis for comparison with other investments:

o    Total returns measure the  performance of a hypothetical  account in a Fund over various periods and do not show the performance of each  shareholder's account.  Your account's  performance will vary from the model  performance data if your  dividends  are  received  in cash,  or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.

o    The  Funds'  performance  returns  may not  reflect  the effect of taxes on dividends and capital gains distributions.

o    An  investment  in the  Funds  is not  insured  by the  FDIC  or any  other government agency.

o    The  principal  value of the  Funds'  shares,  and  total  returns  are not guaranteed and normally will fluctuate on a daily basis.

o    When an investor's shares are redeemed, they may be worth more or less than their original cost.

o    Total returns for any given past period  represent  historical  performance information  and are not, and should not be  considered,  a  prediction  of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Funds are affected by market  conditions,  the quality of the  Funds'  investments,  the  maturity  of  those  investments,  the  types of investments  the Funds holds,  and its operating  expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  each Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Funds over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Funds use  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

            1/n
       (ERV)
       (---) - 1 = Average Annual Total Return
       ( P )

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any distributions  made by the Funds during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes on Funds distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

      1/n
(ATVD)
(----) - 1 = Average Annual Total Return (After Taxes on Distributions)
(  P )

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Funds  during the  specified  period and the  effect of capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

       1/n
(ATVDR)
(-----) - 1 = Average Annual Total Return (After Taxes on Distributions and Redemption)
(  P  )

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

     ERV-P
     ----- = Total Return
       P

     o Total  Returns at Net Asset  Value.  From time to time the Funds may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

   The Fund's Total Returns for the
         Period Ended 1/31/08

----------------------------------------------------------------
Class of  Cumulative Total
             Returns (10
              years or
Shares     life-of-class)   Average Annual Total Returns
----------------------------------------------------------------
----------------------------------------------------------------
                                 1-Year         Life of class
----------------------------------------------------------------
----------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge   Charge
----------------------------------------------------------------
----------------------------------------------------------------
Conservative Investor Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   11.21%   17.99%   -3.10%   2.81%    3.84%    6.04%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   12.30%   15.30%   -2.98%   1.93%    4.20%    5.18%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   15.24%   15.24%   0.96%    1.94%    5.15%    5.15%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   17.08%   17.08%   1.45%    2.43%    5.75%    5.75%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   19.03%   19.03%   3.15%    3.15%    6.37%    6.37%

----------------------------------------------------------------
----------------------------------------------------------------
Moderate Investor Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   13.43%   20.35%   -4.80%   1.01%    4.57%    6.78%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   14.60%   17.60%   -4.63%   0.18%    4.95%    5.91%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   17.65%   17.65%   -0.72%   0.24%    5.93%    5.93%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   19.47%   19.47%   -0.24%   0.72%    6.51%    6.51%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   21.54%   21.54%   1.39%    1.39%    7.16%    7.16%

----------------------------------------------------------------
----------------------------------------------------------------
Equity Investor Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   19.71%   27.01%   -8.60%   -2.45%   6.58%    8.84%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   21.18%   24.18%   -7.90%   -3.23%   7.05%    7.98%

----------------------------------------------------------------
----------------------------------------------------------------

Class C*   24.27%   24.27%   -4.08%   -3.15%   8.00%    8.00%

----------------------------------------------------------------
----------------------------------------------------------------

Class N*   26.45%   26.45%   -3.57%   -2.63%   8.67%    8.67%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   28.50%   28.50%   -2.00%   -2.00%   9.29%    9.29%

----------------------------------------------------------------
----------------------------------------------------------------
Active Allocation Fund
----------------------------------------------------------------
----------------------------------------------------------------

Class A*   16.69%   23.80%   -7.34%   -1.69%   5.62%    7.86%

----------------------------------------------------------------
----------------------------------------------------------------

Class B*   18.18%   21.18%   -7.08%   -2.40%   6.10%    7.04%

----------------------------------------------------------------
----------------------------------------------------------------

Class Cv   21.16%   21.16%   -3.35%   -2.41%   7.04%    7.04%

----------------------------------------------------------------
----------------------------------------------------------------

Class Nv   23.04%   23.04%   -2.89%   -1.95%   7.62%    7.62%

----------------------------------------------------------------
----------------------------------------------------------------

Class Y*   25.12%   25.12%   -1.38%   -1.38%   8.26%    8.26%

----------------------------------------------------------------
          *Inception  of Class A,  Class B, Class C, Class N and Class Y for each
          Fund: 04/05/05.

---------------------------------------------------------------
Average Annual Total Returns for Class A* Shares (After Sales
                           Charge)

                For the Periods Ended 1/31/08

---------------------------------------------------------------
---------------------------------------------------------------
                                1-Year      5-Years (or life
                                            of class if less)
---------------------------------------------------------------
---------------------------------------------------------------
Conservative Investor Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -4.45%            2.74%

---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on                  -1.87%            2.68%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Moderate Investor Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -6.02%            3.62%

---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on

Distributions and               -2.79%            3.44%

Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Equity Investor Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -8.70%            6.03%

---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on

Distributions and               -4.51%            5.50%

Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Active Allocation Fund
---------------------------------------------------------------
---------------------------------------------------------------

After Taxes on Distributions    -8.42%            4.69%

---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on

Distributions and               -4.24%            4.39%

Redemption of Fund Shares
---------------------------------------------------------------
         *  Inception  of Class A, Class B, Class C, Class N and Class Y for each
         Fund: 04/05/05.

Other Performance Comparisons.  Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Rankings.  From time to time the Funds may publish the ranking of the performance of their classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual fund in a category that it monitors and averages of the performance of the Funds in particular categories.

      |X|   Morningstar Ratings. From time to time the Funds may publish the star rating of the performance of their classes of shares by Morningstar, Inc., an independent mutual funds monitoring service. Morningstar rates mutual funds in their specialized market sector. Conservative Investor Fund is rated among conservative allocation funds. Moderate Investor Fund is rated among moderate allocation funds. Equity Investor Fund is rated among large blend funds. Active
Allocation Fund is rated among moderate allocation funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Funds' classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual funds statistical services.

      Investors may also wish to compare the returns on the Funds' share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Funds' returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Funds may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Funds may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Funds and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Funds and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Funds' advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Funds. Appendix B contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Funds, your ownership interest in the shares in the Funds will be recorded as a book entry on the records of the Funds. The
Funds will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Funds receive Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
(the "NYSE"). The NYSE normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by a Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund             Active Allocation Fund
Oppenheimer Baring Japan Fund             Equity Investor Fund
Oppenheimer Baring SMA International Fund Conservative Investor Fund
Oppenheimer Core Bond Fund                Moderate Investor Fund

                                          Oppenheimer Portfolio Series Fixed
Oppenheimer California Municipal Fund     Income Active Allocation Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund     Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest International Value
Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund          Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Value Fund             Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Bond Fund       Fund
Oppenheimer International Diversified     Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Growth Fund     Oppenheimer Select Value Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
      Oppenheimer Transition 2010 Fund
      Oppenheimer Transition 2015 Fund
      Oppenheimer Transition 2020 Fund
      Oppenheimer Transition 2025 Fund
      Oppenheimer Transition 2030 Fund
      Oppenheimer Transition 2040 Fund
      Oppenheimer Transition 2050 Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of  Intent.  Under a Letter of Intent (a  "Letter"),  you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A,  Class B,  Class C,  Class G and  Class H units  purchases  in advisor sold Section 529 plans, for which the Manager or the Distributor  serves as the  Program  Manager  or  Program  Distributor.  A Letter  is an  investor's statement in writing to the  Distributor  of his or her  intention to purchase a specified  value of those shares or units during a 13-month  period (the "Letter period"),  which  begins  on the date of the  investor's  first  share  purchase following the establishment of the Letter.  The sales charge on each purchase of
Class A shares  during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased.  In submitting  a Letter,  the  investor  makes no  commitment  to purchase  shares.
However,  if the  investor  does not fulfill the terms of the Letter  within the
Letter period,  he or she agrees to pay the additional  sales charges that would have been  applicable to the purchases that were made. The investor  agrees that shares  equal in value to 2% of the  intended  purchase  amount  will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow"
below. It is the  responsibility  of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing purchase orders during the
Letter  period.  The  investor  must also notify the  Distributor  or his or her financial intermediary of any qualifying 529 plan holdings.

     To determine  whether an investor has fulfilled the terms of a Letter,  the
Transfer Agent will count purchases of "qualified"  Class A, Class B and Class C shares  and Class A,  Class B,  Class C,  Class G and Class H units  during  the
Letter  period.  Purchases  of  Class N or  Class Y  shares,  purchases  made by reinvestment of dividends or capital gains  distributions from the Fund or other
Oppenheimer  funds,  purchases of Class A shares with redemption  proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money
Market Fund,  Inc. or Oppenheimer  Cash Reserves on which a sales charge has not been paid do not  count as  "qualified"  shares  for  satisfying  the terms of a
Letter.  An investor will also be considered to have fulfilled the Letter if the value of the investor's  total  holdings of qualified  shares on the last day of the Letter  period,  calculated  at the net asset  value on that day,  equals or exceeds the intended purchase amount.

     If the terms of the Letter are not fulfilled within the Letter period,  the concessions  previously  paid to the  dealer of record for the  account  and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the  expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

     If total  eligible  purchases  during the Letter period exceed the intended purchase  amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus),  the sales charges paid may be adjusted to that lower rate.  That  adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess  concessions  allowed or paid to the dealer over the amount of concessions  that are applicable to the actual amount of purchases.  The reduced sales charge adjustment will be made by adding to the investors  account the number of additional shares that would have been  purchased if the lower sales charge rate had been used.  Those  additional shares will be  determined  using the net asset value per share in effect on the date of such adjustment.

     By  establishing a Letter,  the investor agrees to be bound by the terms of the  Prospectus,  this Statement of Additional  Information  and the application used for a Letter,  and if those  terms are  amended to be bound by the  amended terms and that any amendments by the Fund will apply  automatically  to existing
Letters.  Group  retirement plans qualified under section 401(a) of the Internal
Revenue  Code may not  establish a Letter,  however  defined  benefit  plans and
Single K sole proprietor plans may do so.

|X|   Terms of Escrow That Apply to Letters of Intent.

     1.  Out  of  the  initial  purchase,  or out  of  subsequent  purchases  if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter.  For example,  if the intended purchase  amount is $50,000,  the escrow amount would be shares valued at $1,000
(computed at the offering price for a $50,000 share purchase). Any dividends and capital  gains  distributions  on the  escrowed  shares  will be credited to the investor's account.

     2. If the Letter  applies to more than one fund  account,  the investor can designate  the fund from which shares will be escrowed.  If no fund is selected, the Transfer  Agent will escrow  shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter.  If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient  shares in the  accounts to which the Letter  applies,  the  Transfer
Agent  may  escrow  shares  in other  accounts  that  are  linked  for  Right of
Accumulation  purposes.   Additionally,  if  there  are  not  sufficient  shares
available  for escrow at the time of the first  purchase  under the Letter,  the
Transfer Agent will escrow future purchases until the escrow amount is met.

     3. If, during the Letter period,  an investor  exchanges shares of the Fund for shares of another fund (as described in the  Prospectus  section titled "How to Exchange  Shares"),  the Fund shares  held in escrow  will  automatically  be exchanged for shares of the other fund and the escrow  obligations  will also be transferred to that fund.

     4. If the total  purchases  under  the  Letter  are less than the  intended purchases  specified,  on the first  business  day  after the end of the  Letter period  the  Distributor  will  redeem  escrowed  shares  equal  in value to the difference  between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares  remaining  after such redemption will be released from escrow.

     5. If the terms of the Letter are  fulfilled,  the escrowed  shares will be promptly released to the investor at the end of the Letter period.

     6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     Asset  Builder  Plans.  As indicated in the  Prospectus,  you normally must establish  your Fund account with $1,000.  However,  you can open a Fund account for as little as $500 if you  establish an Asset  Builder Plan to  automatically purchase  additional  shares  directly  from a bank  account at the time of your initial share purchase.  An Asset Builder Plan is available only if your bank is an ACH member. Under an Asset Builder Plan payments to purchase shares of a Fund will be debited from your bank account automatically. Normally the debit will be made two  business  days  prior  to the  investment  dates  you  select  on your application.  Neither the Distributor,  the Transfer Agent nor the Funds will be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     To establish an Asset Builder Plan at the time you initially  purchase Fund
shares,   complete  the  "Asset   Builder  Plan"   information  on  the  Account
Application. To establish an Asset Builder Plan for an existing account, use the
Asset Builder  Enrollment  Form. The Account  Application  and the Asset Builder
Enrollment Form are available by contacting the Distributor or may be downloaded from our website at:  www.oppenheimerfunds.com.  Before you establish a new Fund account  under the Asset  Builder  Plan,  you should  obtain a prospectus of the selected fund and read it carefully.

     You  may  change  the  amount  of your  Asset  Builder  payment  or you can terminate  your  automatic  investments  at any time by writing to the  Transfer
Agent. The Transfer Agent requires a reasonable  period  (approximately 10 days)
after receipt of your  instructions  to implement  them. The minimum  additional purchase  under a new  Asset  Builder  Plan  is $50.  For  Asset  Builder  Plans
established prior to November 1, 2002, the minimum  additional  purchase is $25.
Shares  purchased by Asset Builder Plan  payments are subject to the  redemption restrictions for recent purchases described in the Prospectus.  An Asset Builder
Plan  may not be  used to buy  shares  for  OppenheimerFunds  employer-sponsored qualified retirement accounts.  The Funds reserve the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Funds without  sales charges or at reduced sales charge rates,  as described in an Appendix to this  Statement of Additional  Information.  Certain special sales charge  arrangements  are maintained on a daily valuation basis by
Merrill  Lynch  Pierce  Fenner  &  Smith,  Inc.   ("Merrill  Lynch")  or  an
independent record keeper that has a contact or special arrangement with Merrill
Lynch.  If on the date the plan sponsor  signed the Merrill Lynch record keeping service  agreement  the plan had less  than $1  million  in assets  invested  in applicable  investments (other than assets invested in money market funds), than the retirement plan may purchase only Class C shares of the  Oppenheimer  funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping  service agreement  the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in Class N shares of the  Oppenheimer  funds).  If on the date the plan sponsor  signed the
Merrill Lynch record keeping  service  agreement the plan had $5 million or more in assets  invested in  applicable  investments  (other than assets  invested in money market funds),  then the retirement  plan may purchase only Class A shares of the Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant accounts in a retirement  plan.  While such  compensation  may act to reduce the record  keeping  fees  charged by the  retirement  plan's  record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Funds'
shares (for  example,  when a purchase  check is  returned to the Funds  unpaid)
causes a loss to be incurred  when the net asset values of the Funds'  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss.  If the  investor  fails  to  compensate  the  Funds  for  the  loss,  the
Distributor  will do so. The Funds may reimburse the Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Funds or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Funds  represents an interest in the same  portfolio  of  investments  of the  Funds.  However,  each  class  has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Funds. A salesperson who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B, Class C or Class N shares may not be  purchased  by a new investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     |X| Class A Shares Subject to a Contingent  Deferred Sales Charge.  Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset value  whether or not subject to a  contingent  deferred  sales  charge as described  in  the  Prospectus,  no  sales  concessions  will  be  paid  to  the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds  are also  offered  as  investment options,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan. Additionally, that concession will not be paid on Class A share  purchases by a retirement  plan that are made with the redemption  proceeds of Class N shares of an  Oppenheimer  fund held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the
Prospectus, Class N shares also are offered to the following:

o    to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

o    to  all  rollover   contributions   made  to   Individual   401(k)   plans,
     Profit-Sharing Plans and Money Purchase Pension Plans,

o    to  all  direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
     Ascender retirement plans,

o    to all trustee-to-trustee IRA transfers,

o     to all 90-24 type 403(b) transfers,

o    to Group  Retirement  Plans (as defined in Appendix B to this  Statement of
     Additional  Information)  which have entered into a special  agreement with the Distributor for that purpose,

o    to  Retirement  Plans  qualified  under  Sections  401(a)  or 401(k) of the
     Internal  Revenue Code, the  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

o    to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o    to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that  pay  for the purchase  with the  redemption  proceeds  of Class A shares  of one or more
     Oppenheimer funds, and

o    to certain  customers of  broker-dealers  and  financial  advisors that are identified in a special  agreement  between the  broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o    purchases  of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the  purchase  with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds  (other  than  rollovers  from an
     OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k)  plan to any IRA invested in the Oppenheimer funds),

o    purchases  of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the  purchase  with the  redemption  proceeds of Class C shares of one or more Oppenheimer  funds held by the plan for more than one year (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or
     Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

o    on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or
     Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  Each Fund pays expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those expenses are paid out of each Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of a Fund's  share  classes  recognizes  two  types of  expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of such Fund's total assets that is represented by the assets of each class, and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on a Fund account with a share balance  valued under $500.  The
Minimum Balance Fee is automatically  deducted from each such Fund account on or about the second to last business day of September.

     Listed  below are  certain  cases in which  each Fund has  elected,  in its discretion,  not to assess the Minimum Balance Fee. These exceptions are subject to change:

o    A Fund account whose shares were acquired after September 30th of the prior year;

o    A Fund  account  that  has a  balance  below  $500  due  to  the  automatic conversion  of shares  from  Class B to Class A shares.  However,  once all
     Class B shares held in the account  have been  converted  to Class A shares the new Class A share  account  balance  may become  subject to the Minimum
     Balance Fee;

o    Accounts  of  shareholders  who elect to  access  their  account  documents electronically via eDoc Direct (to access account documents  electronically via eDocs  Direct,  please  visit the  Service  Center  on our  website  at
     www.oppenheimerfunds.com or call 1.888.470.0862 for instructions);

o    A Fund account that has only  certificated  shares and, has a balance below
     $500 and is being escheated;

o    Accounts of  shareholders  that are held by  broker-dealers  under the NSCC
     Fund/SERV system in Networking level 1 and 3 accounts;

o    Accounts held under the  Oppenheimer  Legacy Program and/or holding certain
     Oppenheimer Variable Account Funds;

o    Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender, Custom
     Plus, Record(k)eeper Pro and Pension Alliance Retirement Plan programs; and

o    A Fund  account  that  falls  below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

o    Accounts held in the  Portfolio  Builder  Program which is offered  through certain broker/dealers to qualifying shareholders.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     Each Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of each Fund is  determined  as of the close of business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of a Funds' net assets attributable to a class by the number of shares of that  class  that are  outstanding.  The NYSE  normally  closes at 4:00 p.m.,
Eastern  time,  but may close  earlier  on some days  (for  example,  in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this  Statement of  Additional  Information  are to "Eastern  time." The
NYSE's most recent annual  announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving Day and
Christmas Day. It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Funds' net asset values will not be  calculated  on those days,  the Funds' net asset values per share may be significantly  affected  on days when  shareholders  may not  purchase or redeem
shares.   Additionally,   trading  on  many  foreign  stock   exchanges  and  in
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Funds'  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities   Valuation.   The  Board  of  Directors/Trustees  of  each
Underlying Fund has established  procedures for the valuation of such Underlying
Fund's securities. In general those procedures are as follows:

o    Equity  securities  traded  on a U.S.  securities  exchange  are  valued as follows:

(1)if last sale information is regularly  reported,  they are valued at the last reported sale price on the  principal  exchange on which they are traded as applicable, on that day, or

(2)if last sale  information  is not  available  on a valuation  date,  they are valued at the last reported sale price  preceding the valuation  date if it is  within  the  spread of the  closing  "bid"  and  "asked"  prices on the valuation  date or, if not,  at the closing  "bid"  price on the  valuation date.

o    Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:

(1)at the last sale price available to the pricing service approved by the Board of Directors/Trustees, or

(2)at the last  sale  price  obtained  by the  Manager  from the  report  of the principal  exchange  on which the  security  is traded at its last  trading session on or immediately before the valuation date, or

(3)at the mean between the "bid" and "asked" prices  obtained from the principal exchange  on which the  security  is traded or, on the basis of  reasonable inquiry, from two market makers in the security.

o    Long-term debt securities having a remaining  maturity in excess of 60 days are  valued  based  on the  mean  between  the  "bid"  and  "asked"  prices determined by a portfolio  pricing service approved by each Fund's Board of
     Directors/Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o    The  following  securities  are  valued at the mean  between  the "bid" and
     "asked"  prices  determined  by a pricing  service  approved by each Fund's
     Board of  Directors/Trustees  or obtained  by the  Manager  from two active market makers in the security on the basis of reasonable inquiry:

(1)debt instruments that have a maturity of more than 397 days when issued,

(2)debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

(3)non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o    The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:

     (1)money market debt securities held by a non-money market funds that had a maturity  of less than 397 days  when  issued  that  have a  remaining maturity of 60 days or less, and

     (2)debt  instruments  held by a money  market  funds that have a  remaining maturity of 397 days or less.

o    Securities (including restricted  securities) not having  readily-available market  quotations are valued at fair value  determined  under such Board's procedures. If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between the "bid" and
     "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the applicable Board of Trustees.  The pricing service may use "matrix"  comparisons to the prices for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other special factors may be involved (such as the tax-exempt  status of the  interest  paid by  municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded,  as determined by a pricing service  approved by the Board of  Trustees  or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal  exchange on the valuation  date. If the put, call or future is not  traded on an  exchange,  it shall be valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When a Fund writes an option,  an amount  equal to the premium  received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium.
If a Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending on whether the premium  received was more or less than the cost of the closing  transaction.  If a Fund exercises a put it holds, the amount the
Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal funds wire of redemption  proceeds may be delayed if the Funds' custodian bank is not open for business on a day when the Funds would  normally  authorize the wire to be made, which is usually the Funds' next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Funds are open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

o    Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or

o    Class B shares that were subject to the Class B contingent  deferred  sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Funds or any of the other  Oppenheimer  funds into which shares of the Funds are  exchangeable as described in "How to Exchange  Shares" below.  Reinvestment will be at the net asset value next computed  after the Transfer  Agent receives the  reinvestment  order.  The shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Funds may amend,  suspend or cease offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment,  suspension or cessation.  This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Funds or another of the Oppenheimer funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the shares of the Funds that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind." As stated in the  Prospectus,  payments for shares  tendered
for   redemption   are  ordinarily   made  in  cash.   However,   under  certain
circumstances, the Board of Trustees of each Fund may determine that it would be detrimental to the best interests of the remaining  shareholders of the Funds to make payment of a redemption  order wholly or partly in cash. In that case,  the
Funds may pay the redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Funds, in lieu of cash. The
Funds have  elected to be governed by Rule 18f-1  under the  Investment  Company
Act. Under that rule, the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Funds during any 90-day period for any one shareholder.

     If shares are redeemed in kind, the redeeming  shareholder  would generally receive  shares of one or more of the  Underlying  Funds.  Those shares would be subject to the applicable  Underlying  Fund's normal fees,  sales  charges,  and redemption  and exchange  policies.  If a redemption  in kind were made in other types of securities,  the  shareholder  might incur  brokerage or other costs in selling the  securities for cash.  The Funds will value  securities  used to pay redemptions in kind using the same method the Funds and the Underlying Funds use to value their portfolio  securities described above under "Determination of Net
Asset  Values  Per  Share."  That  valuation  will be made  as of the  time  the redemption price is determined.

Involuntary  Redemptions.  Each Fund's  Board of Trustees has the right to cause the  involuntary  redemption  of the shares held in any account if the aggregate net asset value of those  shares is less than $500 or such lesser  amount as the
Board may fix. The Board will not cause the involuntary  redemption of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders in question (but not less than 30 days).  Alternatively,  the Board may set  requirements  for the  shareholder to increase the  investment,  or set other  terms  and  conditions  so that the  shares  would  not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy  Shares"for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

(1)  state the reason for the distribution;

(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and

(3)  conform to the  requirements  of the plan and the Funds'  other  redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Funds held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Funds,  the  Manager,  the  Distributor,  and the  Transfer  Agent assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor  is each  Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their  customers.  Shareholders  should  contact their broker or dealer to arrange this type of redemption.  The repurchase price per share  will be the net  asset  value  next  computed  after the  Distributor receives an order placed by the dealer or broker.  However,  if the  Distributor receives a repurchase  order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its  customers  prior to the time the NYSE  closes.  Normally,  the NYSE  closes at 4:00 p.m.,  but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 p.m.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Funds valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Funds cannot guarantee receipt of a payment on the date requested.  The
Funds reserve the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix B to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the Funds  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  automatically  exchange a  pre-determined  amount of shares of the Funds for shares (of the same class) of other  Oppenheimer  funds that offer the  exchange privilege  on a  monthly,  quarterly,  semi-annual  or  annual  basis  under  an
Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund  account is $50.  Instructions  should be provided on the  OppenheimerFunds
Application  or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges as set forth in
"How to  Exchange  Shares"  in the  Prospectus  and below in this  Statement  of
Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application submitted to the Transfer Agent. Neither the Funds nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan.  Share  certificates  will not be issued for shares of the Funds purchased for and held under the Plan,  but the Transfer Agent will credit all such shares to the  account  of the  Planholder  on the  records  of the  Funds.  Any  share certificates held by a Planholder may be surrendered  unendorsed to the Transfer
Agent  with  the  Plan  application  so  that  the  shares  represented  by  the certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested in shares of the Funds,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current Prospectus of the Funds. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Funds may also give  directions to the Transfer Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon termination of a Plan by the Transfer Agent or the Funds,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the Transfer  Agent ceases to act as transfer  agent for the Funds,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose those  changes at any time,  it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When Class A shares of any Oppenheimer fund acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.
Except,  however,  with  respect  to Class A  shares  of  Oppenheimer  Rochester
National  Municipals and Rochester Fund Municipals acquired prior to October 22,
2007, in which case the Class A contingent  deferred  sales charge is imposed on the acquired  shares if they are  redeemed  within 24 months  measured  from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  prior to October  22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred  sales  charge are  redeemed  within 24 months of the  beginning of the calendar  month of the initial  purchase of the  exchanged  Class A shares,  the
Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing account in the Funds to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that Fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption Date").  Normally,  shares of the Funds to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either
Fund up to five business days if they determine that they would be disadvantaged by an  immediate  transfer of the  redemption  proceeds.  The Funds  reserve the right, in their discretion, to refuse any exchange request that may disadvantage them. For example,  if the receipt of multiple  exchange  requests might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Funds, the Funds may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

The different Oppenheimer funds available for exchange have different investment objectives,  policies  and risks.  A  shareholder  should  assure  that the fund selected is appropriate for his or her investment and should be aware of the tax consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange transaction  is treated as a redemption of shares of one funds and a purchase of shares of another.  "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment  of redemption  proceeds in such cases.  The Funds, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a  shareholder  in  connection  with an exchange  request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  The Funds have no fixed dividend rate. There can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Funds'  portfolios,  and expenses  borne by the Funds or borne  separately  by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.  However,  dividends  on Class B, Class C and
Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the asset-based  sales charge on Class
B, Class C and Class N shares.  Those  dividends will also differ in amount as a consequence of any  difference in the net asset values of the different  classes of shares.

     Effective  June 1, 2008,  if a dividend  check or a check  representing  an automatic  withdrawal  payment is returned to the  Transfer  Agent by the Postal
Service as undeliverable,  it will be reinvested in shares of the Fund. Returned checks for the  proceeds  of other  redemptions  will be  invested  in shares of
Oppenheimer  Money Market Fund,  Inc.  Reinvestment  will be made as promptly as possible  after the  return  of such  checks to the  Transfer  Agent.  Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer
Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

     Some of the  Underlying  Funds have no fixed dividend rate and there can be no  assurance  as to the  payment of any  dividends  or the  realization  of any capital gains.

     Tax  Status of the  Funds'  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Funds'  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations  generally  affecting the Funds and their shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Funds are urged to consult their tax advisors with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Funds.

     Generally,  the  character  of the income or  capital  gains that the Funds receive from the Underlying  Funds will pass through to the Funds'  shareholders as long as the Funds and  Underlying  Funds  continue  to qualify  as  regulated investment  companies.  However,  short-term  capital  gains  received  from the
Underlying Funds will be taxed as ordinary income to the Funds and therefore may not be offset  against  long-term  capital  losses of the Funds and  foreign tax credits  or  deductions  passed  through by the  Underlying  Funds may not "pass through" to the Funds' shareholders.  Additionally, the redemption of Underlying
Fund shares by the Funds may be more frequently  characterized  as a dividend as opposed  to a  sale  or  exchange  of  shares  under  tax  rules  applicable  to redemptions,  thereby  resulting in ordinary income without basis offset for the redeeming Fund rather than capital gain. This will have the effect of increasing the amount of ordinary income the Funds must distribute to shareholders.

     Qualification as a Regulated  Investment Company. The Funds have elected to be taxed as regulated  investment  companies under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As regulated investment  companies,  the Funds are not  subject to federal  income tax on the  portion of their net  investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of  expenses)  and  capital  gain net  income  (that is,  the  excess of net long-term capital gains over net short-term capital losses) that they distribute to shareholders.  Qualification as a regulated investment company enables a Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them. This avoids a "double tax" on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they  receive  from a Fund  (unless  Fund shares are held in a  retirement account or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification that a Fund might not meet in a particular year. If a Fund did not qualify as a regulated  investment company, it would be treated for tax purposes as an ordinary  corporation and would receive no tax deduction for payments made to shareholders.

     To qualify as a regulated  investment  company,  a Fund must  distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss)  for  the  taxable  year.  Each  Fund  must  also  satisfy  certain  other requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by a Fund  made  during  the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated  investment  company, a Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income  including net income derived from an interest in a qualified publicly traded partnership.

     In addition to satisfying the requirements  described above, each Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment  company.  Under that test,  at the close of each quarter of a Fund's taxable  year,  at least 50% of the value of its assets must consist of cash and cash items (including  receivables),  U.S. government securities,  securities of other regulated  investment  companies,  and securities of other issuers.  As to each of those  issuers,  such  Fund must not have  invested  more than 5% of the value of its total  assets in  securities  of such  issuer and the Fund must not hold more than 10% of the outstanding  voting securities of such issuer. No more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies),  in two or more issuers which the Fund controls and which are  engaged in the same or  similar  trades or  businesses  or in the securities of one or more qualified  publicly traded  partnerships as defined in the Internal  Revenue  Code.  For purposes of this test,  obligations  issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December 31 each year,  each Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, such Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Funds  will meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Funds might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in  the  best  interests  of  shareholders  for  a  Fund  not  to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Funds  anticipate   distributing
substantially  all of their  investment  company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Distributions comprised of
dividends  from  domestic   corporations   and  certain   foreign   corporations
(generally, corporations incorporated in a possession of the United States, some corporations  eligible for treaty benefits under a treaty with the United States and corporations  whose stock is readily  tradable on an established  securities market in the United States) are treated as "qualified dividend income" eligible for  taxation  at a  maximum  tax  rate  of 15% in the  hands  of  non-corporate shareholders.  A certain portion of the Underlying Funds' dividends when paid to the Funds may be eligible for treatment as qualified  dividend  income when paid to noncorporate shareholders of the Funds. In order for dividends paid by a Fund to be  qualified  dividend  income,  the  respective  Underlying  Fund must meet
holding   period  and   certain   other   requirements   with   respect  to  the
dividend-paying stocks in its portfolio,  such Fund must meet the holding period and other  requirements  with respect to the  Underlying  Fund  shares,  and the
non-corporate   shareholder   must  meet  holding   period  and  certain   other
requirements with respect to the Fund's shares. To the extent that an Underlying
Fund or a Fund  engages in  securities  lending  with  respect  to stock  paying qualified  dividend  income,  the ability to pay  qualified  dividend  income to shareholders will be limited.

     Special provisions of the Internal Revenue Code govern the eligibility of a
Fund's   dividends   for  the   dividends-received   deduction   for   corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The  amount of  dividends  paid by a Fund that may  qualify  for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives from  portfolio  investments  that such Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent a Fund's  dividends  are derived from gross income from option  premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Funds may either retain or distribute to shareholders their net capital gain for each taxable year.  The Funds  currently  intend to distribute any such amounts  although  their ability to do so will depend on whether the  Underlying
Funds  distribute such gains. If net long term capital gains are distributed and designated as a capital gain distribution,  they will be taxable to shareholders as  long-term  capital gain and will be properly  identified  in reports sent to shareholders  in January of each year.  Such  treatment will apply no matter how long the  shareholder  has held  his or her  shares  or  whether  that  gain was recognized by the distributing  Fund before the shareholder  acquired his or her shares.

     If a Fund elects to retain its net capital  gain, it will be subject to tax on it at the 35%  corporate tax rate. If a Fund elects to retain its net capital gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable  year  information  regarding  their pro rata  share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the respective  Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income that may be received  by certain  Underlying  Funds from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United  States has  entered  into tax  treaties  with many  foreign countries  which entitle an  Underlying  Fund to a reduced rate of, or exemption from,  taxes on such income.  The Funds will not be able to pass through certain foreign  tax  credits or  deductions  that would  otherwise  be  available  to a shareholder in an Underlying Fund.

     Distributions by the Funds that do not constitute ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent of a  shareholder's  tax basis in his or her  shares.  Any excess will be treated as gain from the sale of those shares, as discussed below.  Shareholders of each  Fund  will be  advised  annually  as to the  U.S.  federal  income  tax consequences  of  distributions  made (or deemed made)  during the year.  If any prior  distributions must be re-characterized as a non-taxable return of capital at the end of a Fund's  fiscal year,  such  distributions  will be identified as such in notices sent to shareholders.

     Distributions  by the Funds will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the  applicable  Fund (or of another  fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

     Each Fund will be  required in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient"  (such as a  corporation).  Any tax withheld by a Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases other shares of the same Fund (including through dividend reinvestment) within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the  applicable  Fund is  effectively  connected with the conduct of a U.S.
trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by a Fund  (and are  deemed  not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by that Fund at a rate of 30%,  provided  the Fund  obtains a properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax withheld by a Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports mailed to  shareholders  in
March of each year with a copy sent to the IRS.

     If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S.  trade or business,  then the foreign  person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed  Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status,  the Fund will be required to withhold  U.S.  tax at a rate of 28% on ordinary  income  dividends,  capital gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports  mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Funds,  including the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of a Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer funds into which the Funds' shares may be exchanged. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent or his or her financial  intermediary in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application  from the  Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of the Fund on the same basis.

Additional Information About the Funds

The Distributor.  The Funds' shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Funds'
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Funds' Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Funds'
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the Funds'  assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Funds'
portfolio  securities  and handling the delivery of such  securities to and from the  Funds.  It is the  practice  of the Funds to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Funds' cash  balances  with the  custodian  in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent   Registered   Public  Accounting  Firm.  KPMG  LLP  serves  as  the
Independent Registered Public Accounting Firm for the Funds. KPMG LLP audits the
Funds' financial statements and performs other related audit services.  KPMG LLP also act as the independent  registered public accounting firm for certain other
Funds advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Funds must be pre-approved by the Audit Committee.

                          CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:
We have audited the accompanying statement of assets and liabilities of
Conservative Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations)
to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Conservative Investor Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP

Denver, Colorado
March 13, 2008

                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                                  SHARES           VALUE
-----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.1% 1
-----------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--10.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        3,003,733   $  22,618,106
-----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                              942,921      18,122,931
                                                                           --------------
                                                                              40,741,037
-----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--67.8%
Oppenheimer Champion Income Fund, Cl. Y                        4,973,921      42,527,022
-----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             12,965,949     131,474,726
-----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     3,634,483      23,842,207
-----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                6,837,271      68,304,337
                                                                           --------------
                                                                             266,148,292
-----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.1%
Oppenheimer Global Fund, Cl. Y                                   300,157      20,029,465
-----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 2    1,112,684       1,112,684
-----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--15.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                     430,901      20,790,964
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                              588,201      20,269,403
-----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                    818,623      19,884,358
                                                                           --------------
                                                                              60,944,725
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $395,904,451)                     99.1%    388,976,203
-----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.9       3,537,792
                                                              ---------------------------
NET ASSETS                                                         100.0%  $ 392,513,995
                                                              ===========================

Industry classifications are unaudited.

                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the
Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS          GROSS             SHARES
                                                  JANUARY 31, 2007       ADDITIONS     REDUCTIONS   JANUARY 31, 2008
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               231,332         224,236         24,667            430,901
Oppenheimer Champion Income Fund, Cl. Y                  2,477,295       2,779,593        282,967          4,973,921
Oppenheimer Commodity Strategy Total
Return Fund, Cl. Y                                       1,441,991       2,038,432        476,690          3,003,733
Oppenheimer Core Bond Fund, Cl. Y                        6,523,270       7,074,674        631,995         12,965,949
Oppenheimer Global Fund, Cl. Y                             155,463         165,588         20,894            300,157
Oppenheimer Institutional Money
Market Fund, Cl. E                                         637,460      92,894,521     92,419,297          1,112,684
Oppenheimer International Bond Fund, Cl. Y               1,863,135       1,986,532        215,184          3,634,483
Oppenheimer Limited-Term Government
Fund, Cl. Y                                              3,414,211       3,755,936        332,876          6,837,271
Oppenheimer Main Street Fund, Cl. Y                        280,537         343,117         35,453            588,201
Oppenheimer Real Estate Fund, Cl. Y                        506,371         579,067        142,517            942,921
Oppenheimer Value Fund, Cl. Y                              439,532         454,957         75,866            818,623

                                                                                         DIVIDEND           REALIZED
                                                                             VALUE         INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         $  20,790,964   $         --        $   (36,009)
Oppenheimer Champion Income Fund, Cl. Y                                 42,527,022      2,407,069            (90,817)
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                             22,618,106      2,513,908           (228,456)
Oppenheimer Core Bond Fund, Cl. Y                                      131,474,726      4,060,773            (87,741)
Oppenheimer Global Fund, Cl. Y                                          20,029,465        358,425            (51,533)
Oppenheimer Institutional Money Market
Fund, Cl. E                                                              1,112,684         33,052                 --
Oppenheimer International Bond Fund, Cl. Y                              23,842,207      1,333,396             (7,510)
Oppenheimer Limited-Term Government Fund, Cl. Y                         68,304,337      2,432,064            (40,412)
Oppenheimer Main Street Fund, Cl. Y                                     20,269,403      1,089,054            (70,670)
Oppenheimer Real Estate Fund, Cl. Y                                     18,122,931        699,052             67,268
Oppenheimer Value Fund, Cl. Y                                           19,884,358        644,372            (44,212)
                                                                     ------------------------------------------------
                                                                     $ 388,976,203   $ 15,571,165        $  (590,092)
                                                                     ================================================

2. Rate shown is the 7-day yield as of January 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $395,904,451)                                         $  388,976,203
------------------------------------------------------------------------------------------------
Cash                                                                                    722,013
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                    4,837,235
Dividends                                                                             1,206,048
Other                                                                                     6,004
                                                                                 ---------------
Total assets                                                                        395,747,503

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 2,413,720
Shares of beneficial interest redeemed                                                  663,094
Distribution and service plan fees                                                       76,727
Transfer and shareholder servicing agent fees                                            25,253
Shareholder communications                                                               13,645
Trustees' compensation                                                                   12,748
Other                                                                                    28,321
                                                                                 ---------------
Total liabilities                                                                     3,233,508

------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  392,513,995
                                                                                 ===============

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                       $       36,663
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          396,268,296
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                       152,487
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          2,984,797
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                           (6,928,248)
                                                                                 ---------------
NET ASSETS                                                                       $  392,513,995
                                                                                 ===============

                         23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$199,125,224 and 18,530,501 shares of beneficial interest outstanding)           $        10.75
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                         $        11.41
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,068,064
and 3,287,292 shares of beneficial interest outstanding)                         $        10.67
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,955,265
and 9,296,399 shares of beneficial interest outstanding)                         $        10.64
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $58,761,742
and 5,492,927 shares of beneficial interest outstanding)                         $        10.70
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $603,700 and 55,963 shares of beneficial interest outstanding)         $        10.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                              $   15,571,165
------------------------------------------------------------------------------------------------
Interest                                                                                 21,674
------------------------------------------------------------------------------------------------
Other income                                                                              1,304
                                                                                 ---------------
Total investment income                                                              15,594,143

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                 379,582
Class B                                                                                 276,185
Class C                                                                                 739,473
Class N                                                                                 188,878
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 119,396
Class B                                                                                  36,355
Class C                                                                                  91,075
Class N                                                                                  57,890
Class Y                                                                                      51
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                  19,020
Class B                                                                                   7,187
Class C                                                                                  11,585
Class N                                                                                   1,683
Class Y                                                                                      22
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    8,061
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               1,584
------------------------------------------------------------------------------------------------
Other                                                                                    40,058
                                                                                 ---------------
Total expenses                                                                        1,978,085
Less reduction to custodian expenses                                                        (48)
Less waivers and reimbursements of expenses                                                (635)
                                                                                 ---------------
Net expenses                                                                          1,977,402

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                13,616,741

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                   (590,092)
Distributions received from affiliated companies                                      4,384,167
                                                                                 ---------------
Net realized gain                                                                     3,794,075
------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                (12,522,384)

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    4,888,432
                                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         25 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                     2008             2007
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   13,616,741   $    5,562,146
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     3,794,075        1,186,431
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                (12,522,384)       4,526,707
                                                                                 --------------------------------
Net increase in net assets resulting from operations                                  4,888,432       11,275,284

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (7,251,696)      (3,003,750)
Class B                                                                              (1,017,520)        (480,154)
Class C                                                                              (3,039,227)      (1,164,379)
Class N                                                                              (1,836,835)        (517,426)
Class Y                                                                                 (29,725)          (3,818)
                                                                                 --------------------------------
                                                                                    (13,175,003)      (5,169,527)

-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                              (1,026,863)        (155,287)
Class B                                                                                (175,905)         (31,426)
Class C                                                                                (509,106)         (73,612)
Class N                                                                                (274,075)         (28,428)
Class Y                                                                                  (3,952)            (185)
                                                                                 --------------------------------
                                                                                     (1,989,901)        (288,938)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              93,910,947       60,904,680
Class B                                                                              13,829,566       12,171,265
Class C                                                                              50,792,318       30,347,750
Class N                                                                              39,096,928       13,094,093
Class Y                                                                                 504,155           31,178
                                                                                 --------------------------------
                                                                                    198,133,914      116,548,966

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                      187,857,442      122,365,785
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 204,656,553       82,290,768
                                                                                 --------------------------------
End of period (including accumulated net investment income
of $152,487 and $536,524, respectively)                                          $  392,513,995   $  204,656,553
                                                                                 ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.93    $  10.53    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income  2                                           .55         .46        .38
Net realized and unrealized gain (loss)                           (.24)        .29        .33
                                                              ---------------------------------
Total from investment operations                                   .31         .75        .71
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.43)       (.33)      (.18)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.49)       (.35)      (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.75    $  10.93    $ 10.53
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                2.81%       7.11%      7.15%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $199,125    $110,378    $46,318
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $154,289    $ 76,542    $21,844
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.93%       4.24%      4.50%
Total expenses 5                                                  0.35%       0.38%      0.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.35%       0.38%      0.51%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      0.91%
            Year Ended January 31, 2007      0.98%
            Period Ended January 31, 2006    1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.87    $  10.49    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .44         .36        .32
Net realized and unrealized gain (loss)                           (.22)        .30        .32
                                                              ---------------------------------
Total from investment operations                                   .22         .66        .64
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.36)       (.26)      (.15)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.42)       (.28)      (.15)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.67    $  10.87    $ 10.49
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.93%       6.28%      6.44%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 35,068    $ 21,991    $ 9,163
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 27,664    $ 15,882    $ 4,018
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.01%       3.36%      3.74%
Total expenses 5                                                  1.18%       1.23%      1.39%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.18%       1.23%      1.34%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.74%
            Year Ended January 31, 2007      1.83%
            Period Ended January 31, 2006    2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.85    $  10.48    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .46         .37        .32
Net realized and unrealized gain (loss)                           (.24)        .29        .31
                                                              ---------------------------------
Total from investment operations                                   .22         .66        .63
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.37)       (.27)      (.15)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.43)       (.29)      (.15)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.64    $  10.85    $ 10.48
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.94%       6.28%      6.37%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 98,955    $ 50,876    $19,145
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 74,109    $ 35,277    $ 7,647
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.15%       3.46%      3.78%
Total expenses 5                                                  1.15%       1.19%      1.36%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.15%       1.19%      1.33%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.71%
            Year Ended January 31, 2007      1.79%
            Period Ended January 31, 2006    2.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                2008        2007       2006 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.90    $  10.51    $ 10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .53         .44        .41
Net realized and unrealized gain (loss)                           (.26)        .28        .28
                                                              ---------------------------------
Total from investment operations                                   .27         .72        .69
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.41)       (.31)      (.18)
Distributions from net realized gain                              (.06)       (.02)        --
                                                              ---------------------------------
Total dividends and/or distributions to shareholders              (.47)       (.33)      (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.70    $  10.90    $ 10.51
                                                              =================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                2.43%       6.84%      6.98%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 58,762    $ 21,277    $ 7,569
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 37,891    $ 13,671    $ 2,231
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             4.74%       4.08%      4.82%
Total expenses 5                                                  0.66%       0.66%      0.72%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.66%       0.66%      0.71%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                             10%          5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008      1.22%
            Year Ended January 31, 2007      1.26%
            Period Ended January 31, 2006    1.38%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                            2008       2007     2006 1
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.96    $ 10.54    $ 10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                        .64        .49        .38
Net realized and unrealized gain (loss)                       (.29)       .30        .35
                                                           ------------------------------
Total from investment operations                               .35        .79        .73
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.46)      (.35)      (.19)
Distributions from net realized gain                          (.06)      (.02)        --
                                                           ------------------------------
Total dividends and/or distributions to shareholders          (.52)      (.37)      (.19)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.79    $ 10.96    $ 10.54
                                                           ==============================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            3.15%      7.50%      7.34%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   604    $   135    $    96
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   385    $   127    $    71
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         5.70%      4.57%      4.42%
Total expenses 5                                              0.01%      0.06%      0.30%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                           0.01%      0.06%      0.25%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                         10%         5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

            Year Ended January 31, 2008     0.57%
            Year Ended January 31, 2007     0.66%
            Period Ended January 31, 2006   0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund.
For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days

                         32 | CONSERVATIVE INVESTOR FUND

or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment adviser of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      The tax components of capital shown in the following table represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                          NET UNREALIZED
                                                            DEPRECIATION
                                                        BASED ON COST OF
                                                          SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM           LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD         TAX PURPOSES
      ------------------------------------------------------------------
      $ 164,768          $ 3,399,366           $ --          $ 7,342,819

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                            INCREASE TO
                                        REDUCTION TO    ACCUMULATED NET
        INCREASE TO                  ACCUMULATED NET      REALIZED GAIN
        PAID-IN CAPITAL            INVESTMENT INCOME   ON INVESTMENTS 1
        ---------------------------------------------------------------
        $ 651,532                          $ 825,775          $ 174,243

1. $651,532, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                         YEAR ENDED          YEAR ENDED
                                   JANUARY 31, 2008    JANUARY 31, 2007
        ---------------------------------------------------------------
        Distributions paid from:
        Ordinary income            $     14,107,188    $      5,169,527
        Long-term capital gain            1,057,716             288,938
                                   ------------------------------------
        Total                      $     15,164,904    $      5,458,465
                                   ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities         $  396,319,022
                                               ==============

        Gross unrealized appreciation          $    4,348,669
        Gross unrealized depreciation             (11,691,488)
                                               --------------
        Net unrealized depreciation            $   (7,342,819)
                                               ==============

                         34 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

      Projected Benefit Obligations Increased        $ 3,126
      Payments Made to Retired Trustees                4,094
      Accumulated Liability as of January 31, 2008     8,767

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The
Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder

                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus
0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JANUARY 31, 2008          YEAR ENDED JANUARY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          12,148,307   $     135,563,875         6,963,555   $     74,510,538
Dividends and/or
distributions reinvested         690,645           7,559,691           273,173          2,955,734
Redeemed                      (4,406,363)        (49,212,619)       (1,539,439)       (16,561,592)
                             ---------------------------------------------------------------------
Net increase                   8,432,589   $      93,910,947         5,697,289   $     60,904,680
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,029,631   $      22,343,722         1,545,034   $     16,399,320
Dividends and/or
distributions reinvested         105,016           1,140,471            44,717            481,607
Redeemed                        (870,723)         (9,654,627)         (439,932)        (4,709,662)
                             ---------------------------------------------------------------------
Net increase                   1,263,924   $      13,829,566         1,149,819   $     12,171,265
                             =====================================================================

                         36 | CONSERVATIVE INVESTOR FUND

                                 YEAR ENDED JANUARY 31, 2008          YEAR ENDED JANUARY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                           6,283,929   $      69,461,639         3,733,906   $     39,648,370
Dividends and/or
distributions reinvested         294,395           3,191,243           104,459          1,122,933
Redeemed                      (1,969,339)        (21,860,564)         (977,406)       (10,423,553)
                             ---------------------------------------------------------------------
Net increase                   4,608,985   $      50,792,318         2,860,959   $     30,347,750
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                           5,418,049   $      60,119,664         1,890,946   $     20,227,682
Dividends and/or
distributions reinvested         166,742           1,815,822            43,968            474,413
Redeemed                      (2,044,399)        (22,838,558)         (702,789)        (7,608,002)
                             ---------------------------------------------------------------------
Net increase                   3,540,392   $      39,096,928         1,232,125   $     13,094,093
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                              70,557   $         802,208            11,192   $        118,410
Dividends and/or
distributions reinvested           2,971              32,626               366              3,967
Redeemed                         (29,847)           (330,679)           (8,365)           (91,199)
                             ---------------------------------------------------------------------
Net increase                      43,681   $         504,155             3,193   $         31,178
                             =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January
31, 2008, were as follows:

                                                      PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                             $ 224,502,607   $  27,740,572

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.53%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio.
The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $294,943 to OFS for services to the Portfolio.

   Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                         37 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
"Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B,
Class C and Class N shares under Rule 12b-1 of the Investment Company Act of
1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class
B, Class C and Class N shares were $477,126, $664,401 and $542,602, respectively. Fees incurred by the Portfolio under the Plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                         38 | CONSERVATIVE INVESTOR FUND

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
January 31, 2008        $ 457,448         $ 1,129        $ 60,609        $ 26,919         $ 6,227

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived
$635 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value
Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of January
31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------

                           38 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate
Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January
31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Moderate Investor Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Denver, Colorado
March 13, 2008

                           19 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                                  SHARES          VALUE
----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.9% 1
----------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--9.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        6,896,989   $ 51,934,321
----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                            2,112,124     40,595,036
                                                                           -------------
                                                                             92,529,357
----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--46.8%
Oppenheimer Champion Income Fund, Cl. Y                       10,823,248     92,538,773
----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             19,762,236    200,389,074
----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     8,350,987     54,782,475
----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y               10,121,883    101,117,620
                                                                           -------------
                                                                            448,827,942
----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--9.5%
Oppenheimer Global Fund, Cl. Y                                 1,368,498     91,319,888
----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 2    1,346,117      1,346,117
----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--33.8%
Oppenheimer Capital Appreciation Fund, Cl. Y                   1,971,338     95,117,104
----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            2,683,355     92,468,405
----------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                3,514,973     45,835,244
----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                  3,731,119     90,628,874
                                                                           -------------
                                                                            324,049,627
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $993,233,920)                     99.9%   958,072,931
----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.1      1,269,429
                                                              --------------------------
NET ASSETS                                                         100.0%  $959,342,360
                                                              ==========================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                           20 | MODERATE INVESTOR FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the
Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES                                    SHARES
                                                          JANUARY 31,         GROSS         GROSS   JANUARY 31,
                                                                 2007     ADDITIONS    REDUCTIONS          2008
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl.Y                 1,239,117       751,566        19,345     1,971,338
Oppenheimer Champion Income Fund, Cl. Y                     6,341,189     4,590,502       108,443    10,823,248
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     3,864,044     3,886,000       853,055     6,896,989
Oppenheimer Core Bond Fund, Cl. Y                          11,639,178     8,321,736       198,678    19,762,236
Oppenheimer Global Fund, Cl. Y                                831,381       571,523        34,406     1,368,498
Oppenheimer Institutional Money Market Fund, Cl. E          1,897,564   128,352,465   128,903,912     1,346,117
Oppenheimer International Bond Fund, Cl. Y                  4,986,529     3,468,051       103,593     8,350,987
Oppenheimer Limited-Term Government Fund, Cl. Y             5,914,588     4,308,975       101,680    10,121,883
Oppenheimer Main Street Fund, Cl. Y                         1,499,294     1,230,504        46,443     2,683,355
Oppenheimer Main Street Opportunity Fund, Cl. Y             2,033,988     1,542,278        61,293     3,514,973
Oppenheimer Real Estate Fund, Cl. Y                         1,351,142       920,576       159,594     2,112,124
Oppenheimer Value Fund, Cl. Y                               2,348,542     1,576,655       194,078     3,731,119

                                                                                         DIVIDEND      REALIZED
                                                                              VALUE        INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                           $ 95,117,104   $        --   $   (32,243)
Oppenheimer Champion Income Fund, Cl. Y                                  92,538,773     5,759,506       (41,710)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                  51,934,321     6,036,429      (334,762)
Oppenheimer Core Bond Fund, Cl. Y                                       200,389,074     6,747,763       (30,266)
Oppenheimer Global Fund, Cl. Y                                           91,319,888     1,749,580       (76,362)
Oppenheimer Institutional Money Market Fund, Cl. E                        1,346,117        67,523            --
Oppenheimer International Bond Fund, Cl. Y                               54,782,475     3,277,276        (5,106)
Oppenheimer Limited-Term Government Fund, Cl. Y                         101,117,620     3,935,665       (13,494)
Oppenheimer Main Street Fund, Cl. Y                                      92,468,405     5,247,966       (83,046)
Oppenheimer Main Street Opportunity Fund, Cl. Y                          45,835,244     2,658,011       (33,596)
Oppenheimer Real Estate Fund, Cl. Y                                      40,595,036     1,662,650       (50,896)
Oppenheimer Value Fund, Cl. Y                                            90,628,874     3,111,920         4,560
                                                                       -----------------------------------------
                                                                       $958,072,931   $40,254,289   $  (696,921)
                                                                       =========================================

2. Rate shown is the 7-day yield as of January 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $993,233,920)                               $ 958,072,931
-------------------------------------------------------------------------------------
Cash                                                                         262,293
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                         4,353,253
Dividends                                                                  2,125,629
Other                                                                         13,655
                                                                       --------------
Total assets                                                             964,827,761

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      3,735,922
Shares of beneficial interest redeemed                                     1,392,635
Distribution and service plan fees                                           195,686
Transfer and shareholder servicing agent fees                                 79,995
Trustees' compensation                                                        36,133
Shareholder communications                                                     6,226
Other                                                                         38,804
                                                                       --------------
Total liabilities                                                          5,485,401

-------------------------------------------------------------------------------------
NET ASSETS                                                             $ 959,342,360
                                                                       ==============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $      87,480
-------------------------------------------------------------------------------------
Additional paid-in capital                                               975,184,790
-------------------------------------------------------------------------------------
Accumulated net investment income                                            300,753
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                              18,930,326
-------------------------------------------------------------------------------------
Net unrealized depreciation on investments                               (35,160,989)
                                                                       --------------
NET ASSETS                                                             $ 959,342,360
                                                                       ==============

                           22 | MODERATE INVESTOR FUND

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$497,376,867and 45,178,641 shares of beneficial interest outstanding)                 $  11.01
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                    $  11.68
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $132,233,000 and
12,104,095 shares of beneficial interest outstanding)                                 $  10.92
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $231,792,628 and
21,261,997 shares of beneficial interest outstanding)                                 $  10.90
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $96,079,832 and
8,767,177 shares of beneficial interest outstanding)                                  $  10.96
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,860,033 and 168,289 shares of beneficial interest outstanding)           $  11.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                    $  40,254,289
-------------------------------------------------------------------------------------
Interest                                                                      49,683
-------------------------------------------------------------------------------------
Other income                                                                   5,778
                                                                       --------------
Total investment income                                                   40,309,750

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    1,047,439
Class B                                                                    1,214,680
Class C                                                                    1,933,106
Class N                                                                      368,050
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      431,056
Class B                                                                      174,806
Class C                                                                      227,121
Class N                                                                       96,677
Class Y                                                                            6
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       48,346
Class B                                                                       25,620
Class C                                                                       22,025
Class N                                                                        2,903
Class Y                                                                            4
-------------------------------------------------------------------------------------
Trustees' compensation                                                        24,377
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                    4,561
-------------------------------------------------------------------------------------
Other                                                                         56,295
                                                                       --------------
Total expenses                                                             5,677,072
Less reduction to custodian expenses                                            (108)
Less waivers and reimbursements of expenses                                   (1,314)
                                                                       --------------
Net expenses                                                               5,675,650

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     34,634,100

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                        (696,921)
Distributions received from affiliated companies                          22,301,479
                                                                       --------------
Net realized gain                                                         21,604,558
-------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                     (60,182,411)

-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (3,943,753)
                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           24 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $      34,634,100   $    12,927,432
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               21,604,558         6,721,332
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                           (60,182,411)       20,367,168
                                                                                         ------------------------------------
Net increase (decrease) in net assets resulting from operations                                 (3,943,753)       40,015,932

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                        (18,904,451)       (6,838,205)
Class B                                                                                         (4,112,456)       (1,753,095)
Class C                                                                                         (7,591,061)       (2,462,961)
Class N                                                                                         (3,249,986)       (1,056,853)
Class Y                                                                                            (57,724)          (23,344)
                                                                                         ------------------------------------
                                                                                               (33,915,678)      (12,134,458)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                         (3,981,106)         (694,225)
Class B                                                                                         (1,073,876)         (231,731)
Class C                                                                                         (1,892,622)         (318,700)
Class N                                                                                           (722,066)         (111,013)
Class Y                                                                                            (11,276)           (2,136)
                                                                                         ------------------------------------
                                                                                                (7,680,946)       (1,357,805)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                        207,816,823       191,855,068
Class B                                                                                         35,877,108        60,241,093
Class C                                                                                        101,146,789        88,079,456
Class N                                                                                         48,924,312        37,858,714
Class Y                                                                                            734,860           845,510
                                                                                         ------------------------------------
                                                                                               394,499,892       378,879,841

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 348,959,515       405,403,510
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            610,382,845       204,979,335
                                                                                         ------------------------------------
End of period (including accumulated net investment income of $300,753
and $999,526, respectively)                                                              $     959,342,360   $   610,382,845
                                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.42   $     10.78   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .54           .39           .38
Net realized and unrealized gain (loss)                          (.41)          .55           .57
                                                          ----------------------------------------
Total from investment operations                                  .13           .94           .95
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.45)         (.27)         (.17)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.54)         (.30)         (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     11.01   $     11.42   $     10.78
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               1.01%         8.73%         9.58%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   497,377   $   313,311   $   107,686
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   423,981   $   206,672   $    43,984
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.59%         3.57%         4.39%
Total expenses 5                                                 0.37%         0.40%         0.47%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.37%         0.40%         0.46%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          0.95%
        Year Ended January 31, 2007          1.01%
        Period Ended January 31, 2006        1.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | MODERATE INVESTOR FUND

CLASS B   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.34   $     10.74   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .42           .30           .31
Net realized and unrealized gain (loss)                          (.39)          .54           .58
                                                          ----------------------------------------
Total from investment operations                                  .03           .84           .89
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.36)         (.21)         (.15)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.45)         (.24)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.92   $     11.34   $     10.74
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.18%         7.80%         8.90%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   132,233   $   101,929   $    36,956
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   121,584   $    70,066   $    15,521
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            3.61%         2.73%         3.56%
Total expenses 5                                                 1.18%         1.21%         1.31%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               1.18%         1.21%         1.29%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.76%
        Year Ended January 31, 2007          1.82%
        Period Ended January 31, 2006        1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.33   $     10.73   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .45           .30           .31
Net realized and unrealized gain (loss)                          (.41)          .54           .57
                                                          ----------------------------------------
Total from investment operations                                  .04           .84           .88
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.38)         (.21)         (.15)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.47)         (.24)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.90   $     11.33   $     10.73
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.24%         7.85%         8.82%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   231,792   $   142,351   $    47,904
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   193,641   $    95,773   $    19,527
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            3.88%         2.78%         3.64%
Total expenses 5                                                 1.14%         1.16%         1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               1.14%         1.16%         1.22%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.72%
        Year Ended January 31, 2007          1.77%
        Period Ended January 31, 2006        1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | MODERATE INVESTOR FUND

CLASS N   YEAR ENDED JANUARY 31,                              2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.38   $     10.76   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .51           .40           .40
Net realized and unrealized gain (loss)                          (.41)          .51           .53
                                                          ----------------------------------------
Total from investment operations                                  .10           .91           .93
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.43)         (.26)         (.17)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions
to shareholders                                                  (.52)         (.29)         (.17)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     10.96   $     11.38   $     10.76
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.72%         8.47%         9.35%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $    96,080   $    51,620   $    12,117
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $    73,754   $    27,110   $     4,158
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.36%         3.58%         4.56%
Total expenses 5                                                 0.64%         0.65%         0.68%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                               0.64%         0.65%         0.67%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

        Year Ended January 31, 2008          1.22%
        Year Ended January 31, 2007          1.26%
        Period Ended January 31, 2006        1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED JANUARY 31,                             2008          2007         2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     11.45   $     10.79   $     10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                           .55           .56           .36
Net realized and unrealized gain (loss)                          (.38)          .43           .61
                                                          ----------------------------------------
Total from investment operations                                  .17           .99           .97
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.48)         (.30)         (.18)
Distributions from net realized gain                             (.09)         (.03)           --
                                                          ----------------------------------------
Total dividends and/or distributions to shareholders             (.57)         (.33)         (.18)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     11.05   $     11.45   $     10.79
                                                          ========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               1.39%         9.18%         9.79%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $     1,860   $     1,172   $       316
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $     1,315   $       335   $       216
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            4.67%         5.06%         4.20%
Total expenses 5                                                 0.02%         0.00%         0.28%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               0.02%         0.00%         0.12%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             3%            4%            0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

           Year Ended January 31, 2008            0.60%
           Year Ended January 31, 2007            0.61%
           Period Ended January 31, 2006          0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           30 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income.
The Portfolio is a special type of mutual fund known as a "fund of funds"
because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of Oppenheimer mututal funds (individually, an "Underlying
Fund" and collectively, the "Underlying Funds"). The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund.
For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment adviser of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                        NET UNREALIZED
                                                          DEPRECIATION
                                                      BASED ON COST OF
                                                        SECURITIES AND
       UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED   OTHER INVESTMENTS
       NET INVESTMENT      LONG-TERM          LOSS  FOR FEDERAL INCOME
       INCOME                   GAIN  CARRYFORWARD        TAX PURPOSES
       ---------------------------------------------------------------
       $      335,610    $19,401,891           $--         $35,632,554

                           32 | MODERATE INVESTOR FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008.
Net assets of the Portfolio were unaffected by the reclassifications.

                                      REDUCTION TO       REDUCTION TO
                                   ACCUMULATED NET    ACCUMULATED NET
       INCREASE                         INVESTMENT      REALIZED GAIN
       TO PAID-IN CAPITAL                   INCOME   ON INVESTMENTS 1
       --------------------------------------------------------------
       $2,444,094                       $1,417,195         $1,026,899

1. $2,444,094, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                        YEAR ENDED         YEAR ENDED
                                  JANUARY 31, 2008   JANUARY 31, 2007
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income            $     35,404,134   $     12,134,458
       Long-term capital gain            6,192,490          1,357,805
                                  -----------------------------------
       Total                      $     41,596,624   $     13,492,263
                                  ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities        $  993,705,485
                                             ==============
       Gross unrealized appreciation         $   10,453,910
       Gross unrealized depreciation            (46,086,464)
                                             --------------
       Net unrealized depreciation           $ (35,632,554)
                                             ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31,

                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

       Projected Benefit Obligations Increased              $ 10,260
       Payments Made to Retired Trustees                      11,531
       Accumulated Liability as of January 31, 2008           25,128

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The
Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

                           34 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           YEAR ENDED JANUARY 31, 2008    YEAR ENDED JANUARY 31, 2007
                                                SHARES          AMOUNT        SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        23,670,312   $ 277,504,057    20,288,978   $  223,056,909
Dividends and/or
distributions reinvested                     1,911,665      21,792,987       639,909        7,205,339
Redeemed                                    (7,842,283)    (91,480,221)   (3,480,234)     (38,407,180)
                                           -----------------------------------------------------------
Net increase                                17,739,694   $ 207,816,823    17,448,653   $  191,855,068
                                           ===========================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         5,367,940   $  62,105,890     6,606,757   $   71,847,371
Dividends and/or
distributions reinvested                       445,664       5,044,923       169,423        1,897,534
Redeemed                                    (2,696,518)    (31,273,705)   (1,231,276)     (13,503,812)
                                           -----------------------------------------------------------
Net increase                                 3,117,086   $  35,877,108     5,544,904   $   60,241,093
                                           ===========================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                                        11,349,465   $ 131,882,421     9,578,836   $  104,254,518
Dividends and/or
distributions reinvested                       782,773       8,845,325       232,677        2,603,646
Redeemed                                    (3,432,256)    (39,580,957)   (1,715,538)     (18,778,708)
                                           -----------------------------------------------------------
Net increase                                 8,699,982   $ 101,146,789     8,095,975   $   88,079,456
                                           ===========================================================

                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                           YEAR ENDED JANUARY 31, 2008    YEAR ENDED JANUARY 31, 2007
                                                SHARES          AMOUNT        SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS N
Sold                                         6,083,743   $  70,781,442     4,596,537   $   50,879,391
Dividends and/or
distributions reinvested                       327,476       3,720,127        94,107        1,056,826
Redeemed                                    (2,181,216)    (25,577,257)   (1,279,558)     (14,077,503)
                                           -----------------------------------------------------------
Net increase                                 4,230,003   $  48,924,312     3,411,086   $   37,858,714
                                           ===========================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                            84,671   $     956,883       102,771   $    1,171,814
Dividends and/or
distributions reinvested                         6,021          68,943         2,252           25,447
Redeemed                                       (24,775)       (290,966)      (31,969)        (351,751)
                                           -----------------------------------------------------------
Net increase                                    65,917   $     734,860        73,054   $      845,510
                                           ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January
31, 2008, were as follows:

                                                        PURCHASES         SALES
--------------------------------------------------------------------------------
Investment securities                                $439,537,141   $27,906,290

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.55%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio.
The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $905,645 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
"Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

                           36 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B,
Class C and Class N shares under Rule 12b-1 of the Investment Company Act of
1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class
B, Class C and Class N shares were $2,082,400, $1,701,074 and $845,521, respectively. Fees incurred by the Portfolio under the Plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
January 31, 2008       $1,489,970         $13,816        $210,014         $40,484          $5,211

                           37 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived
$1,314 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of January
31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------

                        EQUITY INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Equity
Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January
31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Equity Investor Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 13, 2008

                            18 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.9% 1
--------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--30.6%
Oppenheimer Developing Markets Fund, Cl. Y           681,054    $    30,082,159
--------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                     1,505,084        100,434,248
--------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y         807,432         24,949,652
                                                                ----------------
                                                                    155,466,059
--------------------------------------------------------------------------------
MONEY MARKET FUND--0.0%
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.54% 2                                       144,934            144,934
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS--69.3%
Oppenheimer Capital Appreciation Fund, Cl. Y       2,170,054        104,705,142
--------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                2,212,683         76,249,059
--------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y    3,863,720         50,382,900
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y      2,432,908         46,638,851
--------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                      3,075,162         74,695,701
                                                                ----------------
                                                                    352,671,653

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $550,793,965)         99.9%       508,282,646
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.1            360,913
                                                   -----------------------------
NET ASSETS                                             100.0%   $   508,643,559
                                                   =============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                            19 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the
Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS          GROSS          SHARES
                                                     JAN. 31, 2007       ADDITIONS     REDUCTIONS   JAN. 31, 2008
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y             1,364,861         829,295         24,102       2,170,054
Oppenheimer Developing Markets Fund, Cl. Y                 425,351         285,922         30,219         681,054
Oppenheimer Global Fund, Cl. Y                             915,262         608,692         18,870       1,505,084
Oppenheimer Global Opportunities Fund, Cl. Y               430,055         385,986          8,609         807,432
Oppenheimer Institutional Money Market Fund, Cl. E         812,798      64,963,693     65,631,557         144,934
Oppenheimer Main Street Fund, Cl. Y                      1,239,380         996,597         23,294       2,212,683
Oppenheimer Main Street Opportunity Fund, Cl. Y          2,241,434       1,664,045         41,759       3,863,720
Oppenheimer Main Street Small Cap Fund, Cl. Y            1,423,589       1,039,542         30,223       2,432,908
Oppenheimer Value Fund, Cl. Y                            1,940,570       1,257,762        123,170       3,075,162

                                                                                         DIVIDEND        REALIZED
                                                                             VALUE         INCOME            LOSS
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         $ 104,705,142   $         --   $     108,021
Oppenheimer Developing Markets Fund, Cl. Y                              30,082,159      1,001,271          51,965
Oppenheimer Global Fund, Cl. Y                                         100,434,248      1,949,622         155,137
Oppenheimer Global Opportunities Fund, Cl. Y                            24,949,652      1,522,212          68,584
Oppenheimer Institutional Money Market Fund, Cl. E                         144,934         36,090              --
Oppenheimer Main Street Fund, Cl. Y                                     76,249,059      4,386,189         138,416
Oppenheimer Main Street Opportunity Fund, Cl. Y                         50,382,900      2,963,923          82,879
Oppenheimer Main Street Small Cap Fund, Cl. Y                           46,638,851        917,191         113,710
Oppenheimer Value Fund, Cl. Y                                           74,695,701      2,592,679          94,623
                                                                     ---------------------------------------------
                                                                     $ 508,282,646   $ 15,369,177   $     813,335
                                                                      =============================================

2. Rate shown is the 7-day yield as of January 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            20 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $550,793,965)                                                     $ 508,282,646
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               107,057
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               1,292,516
Dividends                                                                                              685
Other                                                                                                8,619
                                                                                             --------------
Total assets                                                                                   509,691,523

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             527,509
Investments purchased                                                                              283,301
Distribution and service plan fees                                                                 104,505
Transfer and shareholder servicing agent fees                                                       73,375
Trustees' compensation                                                                              19,400
Shareholder communications                                                                           9,019
Other                                                                                               30,855
                                                                                             --------------
Total liabilities                                                                                1,047,964

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 508,643,559
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $      43,147
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     526,296,332
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (18,644)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                    24,834,043
-----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                     (42,511,319)
                                                                                             --------------
NET ASSETS                                                                                   $ 508,643,559
                                                                                             ==============

                            21 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$262,208,371 and 22,161,001 shares of beneficial interest outstanding)                 $ 11.83
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $ 12.55
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $79,187,112 and
6,748,078 shares of beneficial interest outstanding)                                   $ 11.73
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $110,382,580 and
9,418,874 shares of beneficial interest outstanding)                                   $ 11.72
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,335,666 and
4,605,772 shares of beneficial interest outstanding)                                   $ 11.80
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $2,529,830 and 212,994 shares of beneficial interest outstanding)            $ 11.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            22 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                          $  15,369,177
-----------------------------------------------------------------------------------------------------------
Interest                                                                                            25,115
-----------------------------------------------------------------------------------------------------------
Other income                                                                                         5,556
                                                                                             --------------
Total investment income                                                                         15,399,848

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            587,895
Class B                                                                                            751,135
Class C                                                                                            979,598
Class N                                                                                            243,374
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            415,299
Class B                                                                                            153,560
Class C                                                                                            194,981
Class N                                                                                             75,544
Class Y                                                                                                 20
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             50,022
Class B                                                                                             24,104
Class C                                                                                             18,232
Class N                                                                                              2,626
Class Y                                                                                                 16
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              14,098
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          2,618
-----------------------------------------------------------------------------------------------------------
Other                                                                                               46,755
                                                                                             --------------
Total expenses                                                                                   3,559,877
Less reduction to custodian expenses                                                                   (88)
Less waivers and reimbursements of expenses                                                           (696)
                                                                                             --------------
Net expenses                                                                                     3,559,093

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           11,840,755

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                              (813,335)
Distributions received from affiliated companies                                                28,489,001
                                                                                             --------------
Net realized gain                                                                               27,675,666
-----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                           (62,666,904)

-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (23,150,483)
                                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            23 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                       2008            2007
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   11,840,755   $   3,773,289
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      27,675,666       9,113,640
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  (62,666,904)     14,991,693
                                                                                   -------------------------------
Net increase (decrease) in net assets resulting from operations                       (23,150,483)     27,878,622

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (6,834,536)     (2,293,120)
Class B                                                                                (1,518,294)       (510,255)
Class C                                                                                (2,199,214)       (615,967)
Class N                                                                                (1,303,777)       (486,103)
Class Y                                                                                   (78,107)        (30,630)
                                                                                   -------------------------------
                                                                                      (11,933,928)     (3,936,075)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (4,212,810)       (522,857)
Class B                                                                                (1,300,283)       (182,273)
Class C                                                                                (1,796,530)       (214,177)
Class N                                                                                  (866,546)       (112,075)
Class Y                                                                                   (41,914)         (5,808)
                                                                                   -------------------------------
                                                                                       (8,218,083)     (1,037,190)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                                               111,010,914     113,644,714
Class B                                                                                26,272,715      36,285,425
Class C                                                                                49,412,256      45,942,782
Class N                                                                                23,207,023      27,802,175
Class Y                                                                                   733,708       1,165,948
                                                                                   -------------------------------
                                                                                      210,636,616     224,841,044

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                        167,334,122     247,746,401
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   341,309,437      93,563,036
                                                                                   -------------------------------
End of period (including accumulated net investment loss of $18,644
and $16,141, respectively)                                                         $  508,643,559   $ 341,309,437
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            24 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.63   $      11.60   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .38            .25            .22
Net realized and unrealized gain (loss)                                       (.65)          1.00           1.52
                                                                      -------------------------------------------
Total from investment operations                                              (.27)          1.25           1.74
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.33)          (.18)          (.12)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.53)          (.22)          (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.83   $      12.63   $      11.60
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.45)%        10.85%         17.46%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $    262,208   $    173,539   $     48,132
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $    239,348   $    109,318   $     17,321
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.87%          2.07%          2.47%
Total expenses 5                                                              0.45%          0.50%          0.70%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.45%          0.50%          0.68%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.08%
      Year Ended January 31, 2007     1.15%
      Period Ended January 31, 2006   1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.54   $      11.55   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .26            .14            .16
Net realized and unrealized gain (loss)                                       (.63)          1.01           1.50
                                                                      -------------------------------------------
Total from investment operations                                              (.37)          1.15           1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.24)          (.12)          (.09)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.44)          (.16)          (.11)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.73   $      12.54   $      11.55
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (3.23)%         9.97%         16.70%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $     79,187   $     59,406   $     19,078
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     75,204   $     38,569   $      7,050
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         1.98%          1.19%          1.83%
Total expenses 5                                                              1.25%          1.31%          1.53%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            1.25%          1.31%          1.50%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.88%
      Year Ended January 31, 2007     1.96%
      Period Ended January 31, 2006   2.22%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.53   $      11.54   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .28            .14            .15
Net realized and unrealized gain (loss)                                       (.64)          1.01           1.51
                                                                      -------------------------------------------
Total from investment operations                                              (.36)          1.15           1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.25)          (.12)          (.10)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.45)          (.16)          (.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.72   $      12.53   $      11.54
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (3.15)%        10.00%         16.64%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $    110,383   $     70,691   $     20,034
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     98,098   $     45,312   $      6,131
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.15%          1.23%          1.71%
Total expenses 5                                                              1.23%          1.29%          1.48%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            1.23%          1.29%          1.45%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.86%
      Year Ended January 31, 2007     1.94%
      Period Ended January 31, 2006   2.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.60   $      11.59   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .35            .29            .24
Net realized and unrealized gain (loss)                                       (.65)           .94           1.49
                                                                      -------------------------------------------
Total from investment operations                                              (.30)          1.23           1.73
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.30)          (.18)          (.12)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.50)          (.22)          (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.80   $      12.60   $      11.59
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.63)%        10.67%         17.34%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $     54,336   $     35,652   $      5,608
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $     48,745   $     18,874   $      1,717
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         2.67%          2.47%          2.62%
Total expenses 5                                                              0.68%          0.69%          0.79%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.68%          0.69%          0.78%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     1.31%
      Year Ended January 31, 2007     1.34%
      Period Ended January 31, 2006   1.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                                            2008           2007         2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $      12.67   $      11.61   $      10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                        .43            .29            .24
Net realized and unrealized gain (loss)                                       (.64)          1.03           1.52
                                                                      -------------------------------------------
Total from investment operations                                              (.21)          1.32           1.76
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.38)          (.22)          (.13)
Distributions from net realized gain                                          (.20)          (.04)          (.02)
                                                                      -------------------------------------------
Total dividends and distributions to shareholders                             (.58)          (.26)          (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $      11.88   $      12.67   $      11.61
                                                                      ===========================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           (2.00)%        11.42%         17.69%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $      2,530   $      2,021   $        711
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $      2,508   $      1,267   $        331
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         3.25%          2.46%          2.67%
Total expenses 5                                                              0.02%          0.03%          0.30%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                            0.02%          0.03%          0.27%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          2%             2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008     0.65%
      Year Ended January 31, 2007     0.68%
      Period Ended January 31, 2006   0.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Equity Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a diversified portfolio of
Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Portfolio's investment adviser is OppenheimerFunds,
Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund.
For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                            30 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment adviser of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN       CARRYFORWARD       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
$188,710               $25,212,771                $--               $43,078,757

                            31 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                           REDUCTION TO
                                        REDUCTION TO    ACCUMULATED NET
         INCREASE                    ACCUMULATED NET   REALIZED GAIN ON
         TO PAID-IN CAPITAL          INVESTMENT LOSS        INVESTMENTS 1
         ----------------------------------------------------------------
         $2,643,509                         $ 90,670        $ 2,734,179

1. $2,643,509, including $2,623,870 of long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                    JANUARY 31, 2008   JANUARY 31, 2007
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income                $ 11,933,928        $ 3,936,056
         Long-term capital gain            8,218,083          1,037,209
                                        -------------------------------
         Total                          $ 20,152,011        $ 4,973,265
                                        ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities                   $ 551,361,403
                                                          =============

         Gross unrealized appreciation                    $   3,556,305
         Gross unrealized depreciation                      (46,635,062)
                                                          -------------
         Net unrealized depreciation                      $ (43,078,757)
                                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31,

                            32 | EQUITY INVESTOR FUND

2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased               $  6,241
         Payments Made to Retired Trustees                        6,110
         Accumulated Liability as of January 31, 2008            13,552

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The
Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

                            33 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JANUARY 31, 2008     YEAR ENDED JANUARY 31, 2007
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                               10,914,889    $ 143,741,742    10,788,987    $  127,694,890
Dividends and/or
distributions reinvested              830,164       10,636,288       217,939         2,704,630
Redeemed                           (3,324,723)     (43,367,116)   (1,417,148)      (16,754,806)
                                   ------------------------------------------------------------
Net increase                        8,420,330    $ 111,010,914     9,589,778    $  113,644,714
                                   ============================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                                2,909,331    $  37,978,741     3,586,753    $   42,131,412
Dividends and/or
distributions reinvested              215,120        2,734,266        54,487           671,822
Redeemed                           (1,113,188)     (14,440,292)     (556,353)       (6,517,809)
                                   ------------------------------------------------------------
Net increase                        2,011,263    $  26,272,715     3,084,887    $   36,285,425
                                   ============================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                                5,030,455    $  65,585,341     4,655,073    $   54,733,344
Dividends and/or
distributions reinvested              304,091        3,858,873        65,253           803,921
Redeemed                           (1,555,496)     (20,031,958)     (816,245)       (9,594,483)
                                   ------------------------------------------------------------
Net increase                        3,779,050    $  49,412,256     3,904,081    $   45,942,782
                                   ============================================================

                            34 | EQUITY INVESTOR FUND

                                   YEAR ENDED JANUARY 31, 2008     YEAR ENDED JANUARY 31, 2007
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS N
Sold                                2,431,824    $  31,836,415     2,837,844    $   33,657,788
Dividends and/or
distributions reinvested              150,827        1,926,056        41,434           512,955
Redeemed                             (806,573)     (10,555,448)     (533,502)       (6,368,568)
                                   ------------------------------------------------------------
Net increase                        1,776,078    $  23,207,023     2,345,776    $   27,802,175
                                   ============================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                                  117,125    $   1,549,814       121,765    $    1,440,825
Dividends and/or
distributions reinvested                9,336          119,962         2,927            36,412
Redeemed                              (73,009)        (936,068)      (26,372)         (311,289)
                                   ------------------------------------------------------------
Net increase                           53,452    $     733,708        98,320    $    1,165,948
                                   ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January
31, 2008, were as follows:

                                           PURCHASES              SALES
         --------------------------------------------------------------
         Investment securities         $ 242,397,692        $ 9,876,400

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio.
The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $817,127 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
"Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

                            35 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B,
Class C and Class N shares under Rule 12b-1 of the Investment Company Act of
1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class
B, Class C and Class N shares were $1,446,152, $866,487 and $432,746, respectively. Fees incurred by the Portfolio under the Plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                                          CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
                   CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
January 31, 2008        $ 1,017,940          $ 5,868        $ 132,245         $ 17,722          $ 1,948

                            36 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived
$696 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of January
31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                            37 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------

                           44 | ACTIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Active
Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January
31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Active Allocation Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 13, 2008

                           19 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2008
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.7% 1
--------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--4.8%
Oppenheimer Real Estate Fund, Cl. Y                                    6,562,660   $  126,134,324
--------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--25.2%
Oppenheimer Champion Income Fund, Cl. Y                               16,515,149      141,204,522
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                     29,099,763      295,071,595
--------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                            18,223,098      119,543,525
--------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                              11,382,541      110,752,122
                                                                                   ---------------
                                                                                      666,571,764

--------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--17.9%
Oppenheimer Developing Markets Fund, Cl. Y 2                             457,641       20,213,981
--------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                         3,691,578      246,339,005
--------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                           4,621,178      142,794,408
--------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                             753,125       21,433,928
--------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                      890,431       20,551,141
--------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                1,105,423       20,925,657
                                                                                   ---------------
                                                                                      472,258,120

--------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% 3           22,664,856       22,664,856
--------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--51.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                           7,395,404      356,828,230
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                    7,233,544      249,267,917
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                       11,047,198      144,055,459
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                          6,936,180      132,966,571
--------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 4                                       2,069,622       39,219,433
--------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                       1,165,687       40,146,249
--------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                         15,820,161      384,271,704
                                                                                   ---------------
                                                                                    1,346,755,563

--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,793,189,035)                           99.7%   2,634,384,627
--------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.3        7,824,617
                                                                      ----------------------------
NET ASSETS                                                                 100.0%  $2,642,209,244
                                                                      ============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                           20 | ACTIVE ALLOCATION FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the
Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS          SHARES
                                                         JAN. 31, 2007     ADDITIONS    REDUCTIONS   JAN. 31, 2008
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 5,035,770     2,547,905       188,271       7,395,404
Oppenheimer Champion Income Fund, Cl. Y                      3,973,401    12,729,804       188,056      16,515,149
Oppenheimer Core Bond Fund, Cl. Y                           17,144,429    12,257,702       302,368      29,099,763
Oppenheimer Developing Markets Fund, Cl. Y                     366,377       207,793       116,529         457,641
Oppenheimer Global Fund, Cl. Y                               2,405,097     1,396,864       110,383       3,691,578
Oppenheimer Global Opportunities Fund, Cl. Y                 2,450,325     2,203,357        32,504       4,621,178
Oppenheimer Institutional Money Market Fund, Cl. E           6,349,533   328,192,508   311,877,185      22,664,856
Oppenheimer International Bond Fund, Cl. Y                   2,779,230    16,394,686       950,818      18,223,098
Oppenheimer International Growth Fund, Cl. Y                 1,566,542       685,847     1,499,264         753,125
Oppenheimer International Small Company Fund, Cl. Y            558,527       423,682        91,778         890,431
Oppenheimer Main Street Fund, Cl. Y                          4,361,432     3,049,991       177,879       7,233,544
Oppenheimer Main Street Opportunity Fund, Cl. Y              6,480,652     4,645,725        79,179      11,047,198
Oppenheimer Main Street Small Cap Fund, Cl. Y                4,007,613     2,981,173        52,606       6,936,180
Oppenheimer MidCap Fund, Cl. Y                                      --     2,070,603           981       2,069,622
Oppenheimer Quest International Value Fund, Inc.,
   Cl. A                                                     1,270,789       677,316       842,682       1,105,423
Oppenheimer Real Estate Fund, Cl. Y                          4,290,964     2,880,480       608,784       6,562,660
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                762,924       469,821        67,058       1,165,687
Oppenheimer Strategic Income Fund, Cl. Y                    41,051,737    18,510,102    59,561,839              --
Oppenheimer U.S. Government Trust, Cl. Y                     3,000,034    11,669,663     3,287,156      11,382,541
Oppenheimer Value Fund, Cl. Y                                9,865,588     6,649,507       694,934      15,820,161

                                                                                          DIVIDEND        REALIZED
                                                                               VALUE        INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $  356,828,230   $        --   $    (587,629)
Oppenheimer Champion Income Fund, Cl. Y                                  141,204,522     5,348,062         (53,156)
Oppenheimer Core Bond Fund, Cl. Y                                        295,071,595     9,626,200         (17,251)
Oppenheimer Developing Markets Fund, Cl. Y                                20,213,981       790,270        (620,733)
Oppenheimer Global Fund, Cl. Y                                           246,339,005     4,874,668        (282,012)
Oppenheimer Global Opportunities Fund, Cl. Y                             142,794,408     8,840,759        (226,544)
Oppenheimer Institutional Money Market Fund, Cl. E                        22,664,856       710,694              --
Oppenheimer International Bond Fund, Cl. Y                               119,543,525     5,428,831          75,384
Oppenheimer International Growth Fund, Cl. Y                              21,433,928       860,094         719,738
Oppenheimer International Small Company Fund, Cl. Y                       20,551,141     1,528,481         138,626
Oppenheimer Main Street Fund, Cl. Y                                      249,267,917    14,549,996        (310,556)
Oppenheimer Main Street Opportunity Fund, Cl. Y                          144,055,459     8,586,802        (127,626)
Oppenheimer Main Street Small Cap Fund, Cl. Y                            132,966,571     2,652,406        (176,127)
Oppenheimer MidCap Fund, Cl. Y                                            39,219,433            --             (23)
Oppenheimer Quest International Value Fund, Inc., Cl. A                   20,925,657     1,293,303      (3,182,248)
Oppenheimer Real Estate Fund, Cl. Y                                      126,134,324     5,337,524         544,293
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                           40,146,249     1,386,245         (19,190)
Oppenheimer Strategic Income Fund, Cl. Y                                          --     9,080,285       9,901,275
Oppenheimer U.S. Government Trust, Cl. Y                                 110,752,122     3,192,077         664,476
Oppenheimer Value Fund, Cl. Y                                            384,271,704    12,670,427        (177,268)
                                                                      ---------------------------------------------
                                                                      $2,634,384,627   $96,757,124   $   6,263,429
                                                                      =============================================

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

3. Rate shown is the 7-day yield as of January 31, 2008.

4. Non-income producing security.

                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                             CONTRACT
                                    BUY/       AMOUNT     EXPIRATION                  UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                SELL       (000S)           DATE        VALUE   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)        Sell          700GBP     4/7/08    $1,386,196   $     15,204   $         --
Euro (EUR)                          Sell        4,400EUR     4/7/08     6,528,098             --         55,961
Hong Kong Dollar (HKD)               Buy       23,000HKD    2/11/08     2,950,501             --            752
Hungarian Forint (HUF)               Buy      323,000HUF     4/7/08     1,845,792             --         20,613
Japanese Yen (JPY)                  Sell      550,000JPY     4/7/08     5,195,037             --        231,138
Mexican Nuevo Peso (MXN)             Buy       25,000MXN     2/7/08     2,307,202         18,349             --
New Turkish Lira (TRY)               Buy        2,000TRY     4/7/08     1,669,816          6,338             --
Polish Zloty (PLZ)                   Buy        4,100PLZ     2/7/08     1,692,084         17,931             --
Singapore Dollar (SGD)               Buy        3,800SGD    2/11/08     2,682,729         46,586             --
                                                                                    ---------------------------
Total unrealized appreciation
(depreciation)                                                                      $    104,408   $    308,464
                                                                                    ===========================

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                     UNREALIZED
                                    BUY/    NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                SELL    CONTRACTS         DATE         VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Japan (Government of)
Mini Bonds, 10 yr.                  Sell           45      3/10/08   $ 5,828,906   $    (59,361)
Standard & Poor's
500 E-Mini                           Buy          407      3/20/08    28,074,860      1,924,377
U.S. Long Bonds                     Sell           74      3/19/08     8,829,125         66,972
United Kingdom Long Gilt            Sell           38      3/27/08     8,355,194        (29,798)
                                                                                   -------------
                                                                                   $  1,902,190
                                                                                   =============

                           22 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                NOTIONAL               PAID BY           RECEIVED BY   TERMINATION
COUNTERPARTY          AMOUNT         THE PORTFOLIO         THE PORTFOLIO          DATE          VALUE
------------------------------------------------------------------------------------------------------
                                       Three-Month
                                     USD BBA LIBOR
                                  and if negative,      If positive, the
                                the absolute value       Total Return of
                                 of the MSCI Daily        the MSCI Daily
                                  Total Return Net      Total Return Net
Goldman Sachs                      Emerging Market       Emerging Market
International   $ 28,736,542            USD Index.             USD Index       12/8/08   $ (3,833,168)
------------------------------------------------------------------------------------------------------
UBS AG:
                                                           One-Month USD
                                                         BBA LIBOR minus
                                                         60 basis points
                                                        and if negative,
                                                      the absolute value
                                  If positive, the          of the Total
                               Total Return of the         Return of the
                                     S&P Small Cap         S&P Small Cap
                  26,990,582             600 Index             600 Index       11/6/08        992,826
                                                           One-Month USD
                                                         BBA LIBOR minus
                                                         60 basis points
                                                        and if negative,
                                  If positive, the    the absolute value
                               Total Return of the   of the Total Return
                                     S&P Small Cap      of the S&P Small
                   2,455,032             600 Index         Cap 600 Index       11/6/08         99,693
                                                                                         -------------
                                                                                         $ (2,740,649)
                                                                                         =============

Index abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
MSCI        Morgan Stanley Capital International

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--affiliated
companies (cost $2,793,189,035)                                                     $ 2,634,384,627
----------------------------------------------------------------------------------------------------
Cash                                                                                         98,708
----------------------------------------------------------------------------------------------------
Cash used for collateral on futures                                                       7,858,062
----------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                              104,408
----------------------------------------------------------------------------------------------------
Swaps, at value                                                                           1,092,519
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        8,032,601
Dividends                                                                                 3,358,573
Futures margins                                                                             462,907
Other                                                                                        37,361
                                                                                    ----------------
Total assets                                                                          2,655,429,766

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                              308,464
----------------------------------------------------------------------------------------------------
Swaps, at value                                                                           3,833,168
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     4,472,212
Shares of beneficial interest redeemed                                                    3,540,913
Distribution and service plan fees                                                          552,379
Transfer and shareholder servicing agent fees                                               251,501
Trustees' compensation                                                                      106,280
Shareholder communications                                                                   83,131
Other                                                                                        72,474
                                                                                    ----------------
Total liabilities                                                                        13,220,522

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $ 2,642,209,244
                                                                                    ================

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                          $       235,129
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            2,717,016,027
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                         2,894,627
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions           81,910,384
----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                          (159,846,923)
                                                                                    ----------------
NET ASSETS                                                                          $ 2,642,209,244
                                                                                    ================

                           24 | ACTIVE ALLOCATION FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,396,770,123 and 123,858,241 shares of beneficial interest outstanding)         $ 11.28
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                $ 11.97
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$449,130,035 and 40,116,344 shares of beneficial interest outstanding)            $ 11.20
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$630,989,900 and 56,451,929 shares of beneficial interest outstanding)            $ 11.18
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$161,530,252 and 14,368,450 shares of beneficial interest outstanding)            $ 11.24
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $3,788,934 and 334,402 shares of beneficial interest outstanding)       $ 11.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          25 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                   $   96,757,124
-------------------------------------------------------------------------------------
Interest                                                                     231,365
-------------------------------------------------------------------------------------
Other income                                                                  13,766
                                                                      ---------------
Total investment income                                                   97,002,255

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    3,159,834
Class B                                                                    4,328,148
Class C                                                                    5,766,301
Class N                                                                      729,020
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    1,431,491
Class B                                                                      608,601
Class C                                                                      702,644
Class N                                                                      123,290
Class Y                                                                          414
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      179,785
Class B                                                                       96,882
Class C                                                                       80,463
Class N                                                                        7,163
Class Y                                                                           56
-------------------------------------------------------------------------------------
Asset allocation fees                                                      2,424,896
-------------------------------------------------------------------------------------
Trustees' compensation                                                        74,589
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   13,879
-------------------------------------------------------------------------------------
Other                                                                        105,583
                                                                      ---------------
Total expenses                                                            19,833,039
Less reduction to custodian expenses                                            (638)
Less waivers and reimbursements of expenses                                  (71,299)
                                                                      ---------------
Net expenses                                                              19,761,102

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     77,241,153

                          26 | ACTIVE ALLOCATION FUND

---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------
Net realized gain on investments:
Affiliated companies                                                        $      6,263,429
Distributions received from affiliated companies                                  97,610,535
Closing and expiration of futures contracts                                        1,447,907
Foreign currency transactions                                                        618,614
Swap contracts                                                                     9,288,315
                                                                            -----------------
Net realized gain                                                                115,228,800
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     (275,074,510)
Translation of assets and liabilities denominated in foreign currencies             (204,055)
Futures contracts                                                                     802,781
Swap contracts                                                                    (2,660,196)
                                                                            -----------------
Net change in unrealized depreciation                                           (277,135,980)

---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    (84,666,027)
                                                                            =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          27 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                          2008                2007
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                               $     77,241,153   $      32,270,527
---------------------------------------------------------------------------------------------------------
Net realized gain                                                        115,228,800          26,702,188
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    (277,135,980)         94,186,438
                                                                    -------------------------------------
Net increase (decrease) in net assets resulting from operations          (84,666,027)        153,159,153

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (49,762,444)        (17,134,058)
Class B                                                                  (13,063,856)         (4,713,190)
Class C                                                                  (18,702,863)         (5,972,851)
Class N                                                                   (5,468,177)         (1,888,584)
Class Y                                                                     (158,040)            (50,117)
                                                                    -------------------------------------
                                                                         (87,155,380)        (29,758,800)
---------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (19,567,662)         (3,316,909)
Class B                                                                   (6,468,393)         (1,236,698)
Class C                                                                   (9,012,023)         (1,515,292)
Class N                                                                   (2,267,194)           (381,215)
Class Y                                                                      (57,016)             (8,618)
                                                                    -------------------------------------
                                                                         (37,372,288)         (6,458,732)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                  551,288,066         602,241,849
Class B                                                                  134,492,010         210,888,833
Class C                                                                  248,464,306         280,476,657
Class N                                                                   65,148,152          74,350,364
Class Y                                                                    1,324,654           2,130,523
                                                                    -------------------------------------
                                                                       1,000,717,188       1,170,088,226

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase                                                           791,523,493       1,287,029,847
---------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,850,685,751         563,655,904
                                                                    -------------------------------------
End of period (including accumulated net investment income of
$2,894,627 and $2,861,582, respectively)                            $  2,642,209,244   $   1,850,685,751
                                                                    =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.05    $      11.10    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .44             .35             .43
Net realized and unrealized gain (loss)                               (.61)            .89             .89
                                                             ----------------------------------------------
Total from investment operations                                      (.17)           1.24            1.32
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.43)           (.24)           (.20)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.60)           (.29)           (.22)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.28    $      12.05    $      11.10
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.69)%         11.14%          13.31%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $   1,396,770    $    956,520    $    293,578
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $   1,267,499    $    605,517    $    112,224
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.54%           3.10%           4.94%
Total expenses 5                                                      0.48%           0.51%           0.56%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.48%           0.50%           0.55%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.11%
      Year Ended January 31, 2007        1.16%
      Period Ended January 31, 2006      1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       11.97    $      11.07    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .33             .26             .36
Net realized and unrealized gain (loss)                               (.59)            .86             .91
                                                             ----------------------------------------------
Total from investment operations                                      (.26)           1.12            1.27
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.34)           (.17)           (.18)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.51)           (.22)           (.20)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.20    $      11.97    $      11.07
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.40)%         10.15%          12.72%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     449,130    $    349,024    $    115,629
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     433,217    $    229,365    $     46,284
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 2.64%           2.26%           4.06%
Total expenses 5                                                      1.27%           1.29%           1.37%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                    1.27%           1.29%           1.34%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.90%
      Year Ended January 31, 2007        1.94%
      Period Ended January 31, 2006      2.09%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           30 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       11.96    $      11.06    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .34             .27             .37
Net realized and unrealized gain (loss)                               (.60)            .86             .89
                                                             ----------------------------------------------
Total from investment operations                                      (.26)           1.13            1.26
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.35)           (.18)           (.18)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.52)           (.23)           (.20)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.18    $      11.96    $      11.06
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (2.41)%         10.21%          12.66%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     630,990    $    433,213    $    125,622
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     577,347    $    272,038    $     45,647
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 2.77%           2.34%           4.18%
Total expenses 5                                                      1.24%           1.27%           1.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    1.24%           1.26%           1.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.87%
      Year Ended January 31, 2007        1.92%
      Period Ended January 31, 2006      2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           31 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.02    $      11.09    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .41             .35             .46
Net realized and unrealized gain (loss)                               (.61)            .86             .85
                                                             ----------------------------------------------
Total from investment operations                                      (.20)           1.21            1.31
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.41)           (.23)           (.20)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to shareholders                  (.58)           (.28)           (.22)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.24    $      12.02    $      11.09
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.95)%         10.88%          13.18%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $     161,530    $    109,146    $     28,345
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     145,988    $     62,929    $      9,156
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.31%           3.07%           5.28%
Total expenses 5                                                      0.70%           0.70%           0.73%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.69%           0.70%           0.72%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        1.33%
      Year Ended January 31, 2007        1.35%
      Period Ended January 31, 2006      1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           32 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                    2008            2007          2006 1
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $       12.10    $      11.13    $      10.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                .50             .44             .39
Net realized and unrealized gain (loss)                               (.63)            .85             .97
                                                             ----------------------------------------------
Total from investment operations                                      (.13)           1.29            1.36
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.47)           (.27)           (.21)
Distributions from net realized gain                                  (.17)           (.05)           (.02)
                                                             ----------------------------------------------
Total dividends and/or distributions to
shareholders                                                          (.64)           (.32)           (.23)
-----------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $       11.33    $      12.10    $      11.13
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.38)%         11.56%          13.72%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $       3,789    $      2,783    $        482
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $       3,663    $      1,317    $        196
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.98%           3.79%           4.44%
Total expenses 5                                                      0.13%           0.11%           0.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                    0.13%           0.11%           0.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 18%             40%             90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Year Ended January 31, 2008        0.76%
      Year Ended January 31, 2007        0.76%
      Period Ended January 31, 2006      1.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an "Underlying Fund" and collectively, the "Underlying
Funds"). The Portfolio's investment adviser is OppenheimerFunds, Inc. (the
"Manager").

   The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of its shares based upon the net asset value of the applicable Underlying Fund.
For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P. M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Underlying Fund's Board of Trustees. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

                           34 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the
Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

   Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment adviser of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the
Portfolio's Statement of Assets and Liabilities.

                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN     CARRYFORWARD 1       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
$--                 $   88,314,014   $        276,537   $           162,977,140

1. The Portfolio had $276,537 of post-October foreign currency losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for January 31, 2008.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                   REDUCTION TO
                                 REDUCTION TO       ACCUMULATED
                              ACCUMULATED NET      NET REALIZED
         INCREASE                  INVESTMENT           GAIN ON
         TO PAID-IN CAPITAL              LOSS     INVESTMENTS 2
         -------------------------------------------------------
         $ 8,412,363          $     9,947,272   $    18,359,635

2. $8,412,363, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

                           36 | ACTIVE ALLOCATION FUND

The tax character of distributions paid during the years ended January 31, 2008 and January 31, 2007 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                    JANUARY 31, 2008   JANUARY 31, 2007
         ---------------------------------------------------------------
         Distributions paid from:
         Ordinary income            $     92,720,357   $     30,212,092
         Long-term capital gain           31,807,311          6,005,440
                                    ------------------------------------
         Total                      $    124,527,668   $     36,217,532
                                    ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities          $  2,797,324,778
         Federal tax cost of other investments          2,396,769
                                                 -----------------
         Total federal tax cost                  $  2,799,721,547
                                                 =================

         Gross unrealized appreciation           $     29,664,885
         Gross unrealized depreciation               (192,642,025)
                                                 -----------------
         Net unrealized depreciation             $   (162,977,140)
                                                 =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2008, the Portfolio's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased        $  32,419
         Payments Made to Retired Trustees                 33,726
         Accumulated Liability as of January 31, 2008      74,195

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The
Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment,

                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

resulting in a Portfolio asset equal to the deferred compensation liability.
Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share.
Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

                           38 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JANUARY 31, 2008          YEAR ENDED JANUARY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          55,772,313   $     692,918,762        57,596,220   $    654,562,965
Dividends and/or
distributions reinvested       5,622,995          66,806,258         1,662,202         19,663,799
Redeemed                     (16,930,276)       (208,436,954)       (6,303,806)       (71,984,915)
                             ---------------------------------------------------------------------
Net increase                  44,465,032   $     551,288,066        52,954,616   $    602,241,849
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS B
Sold                          16,273,470   $     200,111,397        21,225,979   $    239,218,008
Dividends and/or
distributions reinvested       1,608,626          18,997,933           490,803          5,771,900
Redeemed                      (6,916,902)        (84,617,320)       (3,014,115)       (34,101,075)
                             ---------------------------------------------------------------------
Net increase                  10,965,194   $     134,492,010        18,702,667   $    210,888,833
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS C
Sold                          25,614,816   $     314,499,898        27,543,050   $    310,509,299
Dividends and/or
distributions reinvested       2,206,578          26,014,894           600,867          7,060,230
Redeemed                      (7,591,141)        (92,050,486)       (3,282,836)       (37,092,872)
                             ---------------------------------------------------------------------
Net increase                  20,230,253   $     248,464,306        24,861,081   $    280,476,657
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS N
Sold                           6,924,608   $      85,551,101         7,119,593   $     81,030,208
Dividends and/or
distributions reinvested         609,598           7,223,732           176,954          2,088,058
Redeemed                      (2,248,973)        (27,626,681)         (769,703)        (8,767,902)
                             ---------------------------------------------------------------------
Net increase                   5,285,233   $      65,148,152         6,526,844   $     74,350,364
                             =====================================================================
--------------------------------------------------------------------------------------------------
CLASS Y
Sold                             212,825   $       2,659,299           197,518   $      2,248,494
Dividends and/or
distributions reinvested          17,705             211,401             4,945             58,703
Redeemed                        (126,203)         (1,546,046)          (15,653)          (176,674)
                             ---------------------------------------------------------------------
Net increase                     104,327   $       1,324,654           186,810   $      2,130,523
                             =====================================================================

                           39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January
31, 2008, were as follows:

                                                     PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                           $1,488,802,006    $438,826,308

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2008 was 0.57%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio.
The Portfolio pays OFS a per account fee. For the year ended January 31, 2008, the Portfolio paid $2,790,074 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
"Distributor") acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Portfolio reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

                           40 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans (the "Plans") for Class B,
Class C and Class N shares under Rule 12b-1 of the Investment Company Act of
1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class
B, Class C and Class N shares were $7,395,309, $4,696,709 and $1,387,178, respectively. Fees incurred by the Portfolio under the Plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT      CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED        DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
January 31, 2008   $     4,199,482   $       20,189   $     672,104   $      125,696   $       17,578

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the year ended January 31, 2008, the
Manager reimbursed the Portfolio $29,917, $10,384, $13,627, $3,446 and $86 for
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                           41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2008, the Manager waived
$13,839 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Portfolio may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the
Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Portfolio include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The
Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures)
and various commodities (commodity index futures). The Portfolio may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin)
are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

                           42 | ACTIVE ALLOCATION FUND

      Futures contracts are reported on a schedule following the Statement of
Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed
by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received.
Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

                           43 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of January
31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                   A-7

               Appendix A

RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc.
("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa:  Bonds and  preferred  stock rated "Aaa" are judged to be the best quality.
They  carry the  smallest  degree of  investment  risk.  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

A:  Bonds and  preferred  stock  rated "A"  possess  many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

Baa:  Bonds  and  preferred  stock  rated  "Baa"  are  considered   medium-grade
obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba:  Bonds  and  preferred  stock  rated  "Ba" are  judged  to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

B: Bonds and preferred  stock rated "B" generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or of maintenance  of other terms of the contract  over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in  default  or there may be  present  elements  of danger  with  respect  to principal or interest.

Ca:  Bonds and  preferred  stock  rated  "Ca"  represent  obligations  which are speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

C: Bonds and  preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME  RATING  SYSTEM  (SHORT-TERM  RATINGS - TAXABLE  DEBT)  These  ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for repayment of senior  short-term  debt obligations.  Earnings  trends and coverage  ratios,  while  sound,  may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry characteristics and market compositions may be more  pronounced.  Variability  in earnings and  profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard &  Poor's"), a division of
The McGraw-Hill Companies, Inc.

LONG-TERM  ISSUE  CREDIT  RATINGS  Issue  credit  ratings  are based in  varying degrees, on the following considerations:

o    Likelihood of  payment-capacity  and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;

o    Nature of and provisions of the obligation; and

o    Protection  afforded by, and relative  position of, the  obligation  in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

AAA: An  obligation  rated "AAA" have the  highest  rating  assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more susceptible to the adverse effects of  changes  in  circumstances  and  economic  conditions  than  obligations  in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C: An obligation  rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant speculative  characteristics.  `BB' indicates the least degree of speculation  and `C' the highest.  While such  obligations  will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  "BB" are less  vulnerable  to  nonpayment  than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment  than  obligations rated "BB",  but the obligor  currently  has the capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred  stock  obligations  rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation  rated "D" are in payment  default.  The "D" rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent  upon Standard &  Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

Short-Term  Issue Credit Ratings.  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A  short-term   obligation  rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B:  A  short-term  obligation  rated  "B"  is  regarded  as  having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

A Standard &  Poor's note rating  reflects the liquidity  factors and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

o    Amortization  schedule-the  larger  the final  maturity  relative  to other maturities, the more likely it will be treated as a note; and

o    Source of  payment-the  more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch,  Inc.  International  credit  ratings assess the capacity to meet foreign currency or local  currency  commitments.  Both  "foreign  currency"  and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM  CREDIT RATINGS The following  ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency  ratings.  A short-term rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial  commitments.  May have an added "+"to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                                   B-1

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

1)   plans created or qualified  under Sections 401(a) or 401(k) of the Internal
     Revenue Code,

2)   non-qualified deferred compensation plans,

3)   employee benefit plans(3)

4)   Group Retirement Plans(4)

5)   403(b)(7) custodial plan accounts

6)   Individual  Retirement Accounts ("IRAs"),  including traditional IRAs, Roth
     IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months  (24  months  in the case of  shares of  Oppenheimer  Rochester  National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the  beginning  of the  calendar  month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:

|_|  Purchases of Class A shares aggregating $1 million or more.

|_|  Purchases of Class A shares,  prior to March 1, 2007, by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000  or  more,  2) had at the  time of  purchase  100 or more eligible  employees  or total  plan  assets  of  $500,000  or  more,  or 3)
     certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

     1)   through a broker,  dealer, bank or registered  investment adviser that
          has  made  special   arrangements   with  the  Distributor  for  those
          purchases, or

     2)   by a direct  rollover of a  distribution  from a qualified  Retirement
          Plan if the  administrator of that Plan has made special  arrangements with the Distributor for those purchases.

|_|  Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
     Inc.  ("Merrill Lynch") on a daily valuation basis for the Retirement Plan.
     On the date the plan sponsor  signs the  record-keeping  service  agreement with  Merrill  Lynch,  the Plan must have $3  million or more of its assets invested  in (a)  mutual  funds,  other  than  those  advised or managed by
     Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service  Agreement  between  Merrill  Lynch and the  mutual  fund's principal  underwriter or distributor,  and (b) funds advised or managed by
     MLIM (the funds  described  in (a) and (b) are  referred to as  "Applicable
     Investments").

2)   The  record  keeping  for  the  Retirement  Plan  is  performed  on a daily valuation  basis by a record  keeper whose  services  are provided  under a contract or arrangement  between the Retirement  Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping  service  agreement with
     Merrill  Lynch,  the  Plan  must  have $5  million  or  more of its  assets
     (excluding  assets  invested in money market funds)  invested in Applicable
     Investments.

3)   The  record  keeping  for a  Retirement  Plan is  handled  under a  service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that agreement,  the Plan has 500 or more eligible  employees (as  determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

|_|   The Manager or its affiliates.

|_|  Present or former  officers,  directors,  trustees and employees (and their
     "immediate  families")  of the Fund,  the Manager and its  affiliates,  and retirement  plans  established  by  them  for  their  employees.  The  term
     "immediate  family"  refers  to  one's  spouse,  children,   grandchildren,
     grandparents,  parents,  parents-in-law,  brothers and  sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives  by virtue of a  remarriage  (step-children, step-parents, etc.) are included.

|_|  Registered  management  investment  companies,   or  separate  accounts  of
     insurance companies having an agreement with the Manager or the Distributor for that purpose.

|_|  Dealers or brokers that have a sales  agreement  with the  Distributor,  if they  purchase  shares for their own accounts or for  retirement  plans for their employees.

|_|  Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's  own account (or for the benefit of such employee's  spouse or minor children).

|_|  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor  providing  specifically for the use of shares of the Fund in particular  investment  products made available to their  clients.  Those  clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

|_|  Investment  advisers  and  financial  planners  who  have  entered  into an agreement for this purpose with the Distributor and who charge an advisory, consulting  or other fee for their  services  and buy  shares for their own accounts or the accounts of their clients.

|_|  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

|_|  Clients of  investment  advisers or financial  planners  (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares  without sales charge but only if their  accounts  are  linked  to a master  account  of their  investment adviser or financial planner on the books and records of the broker,  agent or financial  intermediary with which the Distributor has made such special arrangements . Each of these  investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|  Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor  must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which  is the beneficial owner of such accounts.

|_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

|_|  Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

|_|  A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
     whose  Class B or Class C shares  of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that  Fund due to the  termination  of the
     Class B and Class C TRAC-2000 program on November 24, 1995.

|_|  A qualified Retirement Plan that had agreed with the former Quest for Value
     Advisors to purchase  shares of any of the Former  Quest for Value Funds at net  asset  value,  with  such  shares  to be  held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was consummated and share purchases commenced by December 31, 1996.

|_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000  or  more,  2) had at the  time of  purchase  100 or more eligible  employees  or total  plan  assets  of  $500,000  or  more,  or 3)
     certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Effective October 1, 2005,  taxable accounts  established with the proceeds of Required Minimum Distributions from Retirement Plans.

|_|  Purchases  of Class A shares  by  former  shareholders  of Atlas  Strategic
     Income Fund in any Oppenheimer fund into which  shareholders of Oppenheimer
     Strategic Income Fund may exchange.

|_|  Purchases  prior to June 15,  2008 by former  shareholders  of  Oppenheimer
     Tremont Market Neutral Fund, LLC or Oppenheimer  Tremont  Opportunity Fund,
     LLC, directly from the proceeds from mandatory redemptions.

B.  Waivers of the Class A Initial  and  Contingent  Deferred  Sales  Charges in
Certain Transactions.

1. Class A shares  issued or purchased  in the  following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
     acquisitions and exchange offers, to which the Fund is a party.

|_|  Shares  purchased by the  reinvestment of dividends or other  distributions reinvested  from  the Fund or other  Oppenheimer  funds or unit  investment trusts  for  which  reinvestment  arrangements  have  been  made  with  the
     Distributor.

|_|  Shares purchased by certain  Retirement Plans that are part of a retirement plan or platform offered by banks,  broker-dealers,  financial  advisors or insurance companies, or serviced by recordkeepers.

|_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|  Shares purchased in amounts of less than $5.

2. Class A shares  issued and purchased in the  following  transactions  are not subject to sales  charges (a dealer  concession  at the annual  rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

|_|  Retirement Plans that have $5 million or more in plan assets.

|_|  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.  Waivers  of the  Class  A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

|_|  To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

|_|  Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

|_|  For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

1)   Following the death or disability (as defined in the Internal Revenue Code)
     of the participant or beneficiary. The death or disability must occur after the participant's account was established.

2)   To return excess contributions.

3)   To return contributions made due to a mistake of fact.

4)   Hardship withdrawals, as defined in the plan.(6)

5)   Under a Qualified  Domestic  Relations  Order,  as defined in the  Internal
     Revenue Code, or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code.

6)   To meet the minimum distribution requirements of the Internal Revenue Code.

7)   To make  "substantially  equal  periodic  payments" as described in Section
     72(t) of the Internal Revenue Code.

8)   For loans to participants or beneficiaries.

9)   Separation from service.(7)

10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a  subsidiary  of the Manager) if the plan has made special arrangements with the Distributor.

11)  Plan termination or "in-service  distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

|_|  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

|_|  For  distributions  from retirement  plans that have $10 million or more in plan  assets  and that  have  entered  into a  special  agreement  with the
     Distributor.

|_|  For distributions from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies or record keepers which have entered into a special agreement with the Distributor.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

|_|  Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

|_|  Redemptions  from accounts other than Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a  determination  of disability by the Social
     Security Administration.

|_|  The contingent  deferred  sales charges are generally not waived  following the death or  disability of a grantor or trustee for a trust  account.  The contingent  deferred  sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or  revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a determination  of disability (as defined in the Internal Revenue Code).

|_|  Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

|_|  Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

|_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of  financial  institutions  that have  entered  into a special arrangement with the Distributor for this purpose.

|_|  Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more  requested  in writing by a  Retirement  Plan  sponsor  and submitted more than 12 months after the Retirement Plan's first purchase of
     Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|  Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

1)   Following the death or disability (as defined in the Internal Revenue Code)
     of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

2)   To return excess contributions made to a participant's account.

3)   To return contributions made due to a mistake of fact.

4)   To make hardship withdrawals, as defined in the plan.(9)

5)   To make  distributions  required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation  agreement  described in
     Section 71(b) of the Internal Revenue Code.

6)   To meet the minimum distribution requirements of the Internal Revenue Code.

7)   To make  "substantially  equal  periodic  payments" as described in Section
     72(t) of the Internal Revenue Code.

8)   For loans to participants or beneficiaries.(10)

9)   On account of the participant's separation from service.(11)

10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager)  offered as an investment  option in a Retirement  Plan if the plan has made special arrangements with the Distributor.

11)  Distributions  made  on  account  of a  plan  termination  or  "in-service"
     distributions,  if the  redemption  proceeds are rolled over directly to an
     OppenheimerFunds-sponsored IRA.

12)  For  distributions   from  a  participant's   account  under  an  Automatic
     Withdrawal  Plan after the  participant  reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10% of the account's value, adjusted annually.

13)  Redemptions  of Class B shares  under an Automatic  Withdrawal  Plan for an account  other  than a  Retirement  Plan,  if the  aggregate  value  of the redeemed  shares  does not  exceed  10% of the  account's  value,  adjusted annually.

14)  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

   Oppenheimer Rising Dividends Fund, Inc.
   Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund
   Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced  Class A Initial  Sales  Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                       Initial Sales       Initial Sales Charge  Concession as %
Number of Eligible     Charge as a % of    as a % of Net Amount  of Offering
Employees or Members   Offering Price      Invested              Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February
            28, 1991 and who acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
            Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former
            Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual
            Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
            Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

1.    B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of current Class M shareholders listed below who, prior to
March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their

            "immediate families" as defined in the Fund's Statement of
            Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the
            Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
            Fund specifically providing for the use of Class M shares of the
            Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                                   C-1
                                   Appendix C

                          QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for
qualifying hybrid instruments")

(1)   In general

   Nothing in this chapter (other than section 16(e)(2)(B) of this title)
   governs or is applicable to a hybrid instrument that is predominantly a security.

(2)   Predominance.

   A hybrid instrument shall be considered to be predominantly a security if -

      (A)the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

      (B)the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

      (C)the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

      (D)the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

(3)   Mark-to-market margining requirements.

      For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

CFTC Rule 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case Section
2(a)(1)(B)), provided the following terms and conditions are met:

(1)   The instrument is:

   (i) An equity or debt security within the meaning of Section 2(l) of the
   Securities Act; or

   (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal Deposit
   Insurance Act; an insured credit union as defined in Section 101 of the
   Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

(2)   The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

(3)   Provided that:

   (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

   (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

   (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

(4)   The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                       D-1
                                   Appendix D

                          QUALIFYING SWAP TRANSACTIONS
Section 2(g) of the Commodities Exchange Act (the "Act") ("Excluded swap transactions")

      No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title)
shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

      (1) entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

      (2) subject to individual negotiation by the parties; and

      (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

      A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections
2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c) and 9(a)(2)
of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

      (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

      Provided, however, that paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act
(except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Portfolio Series

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202
Legal Counsel

      Kramer Levin Naftalis & Frankel LLP
      1177 Avenue of the Americas
      New York, New York 10036

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX540.001.0508

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                         OPPENHEIMER PORTFOLIO SERIES

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)  (i)  Declaration of Trust dated November 30, 2004:  Previously filed with
Registrant's  Initial  Registration  Statement,   12/20/04,  and  incorporated
herein by reference.

     (ii) Amendment No. 1 to the Declaration of Trust dated 01/02/07:
Previously filed with Registrant's Post-Effective Amendment No. 2, 05/25/07, and incorporated herein by reference.

(b)  By-Laws: Previously filed with Registrant's Initial Registration
Statement, 12/20/04, and incorporated herein by reference.

(c)  (i)  Conservative Investor Fund Portfolio Specimen Class A Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (ii) Conservative Investor Fund Portfolio Specimen Class B Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (iii)Conservative Investor Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (iv) Conservative Investor Fund Portfolio Specimen Class N Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (v)  Conservative Investor Fund Portfolio Specimen Class Y Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (vi) Moderate Investor Fund Portfolio Specimen Class A Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (vii)Moderate Investor Fund Portfolio Specimen Class B Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (viii) Moderate Investor Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (ix) Moderate Investor Fund Portfolio Specimen Class N Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (x)  Moderate Investor Fund Portfolio Specimen Class Y Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.

     (xi) Equity Investor Fund Portfolio Specimen Class A Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xii)Equity Investor Fund Portfolio Specimen Class B Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xiii) Equity Investor Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xiv)Equity Investor Fund Portfolio Specimen Class N Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xv) Equity Investor Fund Portfolio Specimen Class Y Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xvi)Active Allocation Fund Portfolio Specimen Class A Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xvii) Active Allocation Fund Portfolio Specimen Class B Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xviii)Active Allocation Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xix)Active Allocation Fund Portfolio Specimen Class N Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xx) Active Allocation Fund Portfolio Specimen Class Y Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.

(d)  Investment Advisory Agreement dated December 8, 2004:  Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

(e)  (i)  Conservative Investor Fund Portfolio General Distributor's
Agreement dated December 8, 2004:  Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (ii) Moderate Investor Fund Portfolio General Distributor's Agreement
dated December 8, 2004: Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (iii)Equity Investor Fund Portfolio General Distributor's Agreement
dated December 8, 2004:  Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (iv) Active Allocation Fund Portfolio General Distributor's Agreement
dated December 8, 2004: Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (v)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

     (vi) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

     (vii)Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

     (viii) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (ix) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
33-17850), 10/23/06, and incorporated herein by reference.

(f)  Not applicable.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
July 25, 2007 between Registrant and Citibank, N.A.: Previously filed with the Post-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer Rochester Arizona Municipal Fund (Reg. No. 333-132778), 07/26/07,
and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 03/31/05: Previously filed with the Registrant's Pre-Effective Amendment No. 2, 04/01/05, and incorporated herein by reference.

(j)   Consent of Independent Registered Public Accounting Firm: Filed
herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated
      04/01/05:  Previously filed with the Registrant's Pre-Effective
      Amendment No. 2, 04/01/05, and incorporated herein by reference.

(m)  (i)  Amended and Restated Service Plan and Agreement for Conservative
Investor Fund Portfolio Class A shares dated 10/26/05: Previously filed with the Registrant's Post-Effective Amendment No. 1, 05/30/06, and incorporated herein by reference.

     (ii) Amended and Restated Distribution and Service Plan and Agreement
for Conservative Investor Fund Portfolio Class B shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (iii)Amended and Restated Distribution and Service Plan and Agreement
for Conservative Investor Fund Portfolio Class C shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (iv) Amended and Restated Distribution and Service Plan and Agreement
for Conservative Investor Fund Portfolio Class N shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (v)  Amended  and  Restated  Service  Plan  and  Agreement  for  Moderate
Investor Fund Portfolio Class A shares dated 10/26/05:  Previously  filed with the Registrant's  Post-Effective  Amendment No. 1, 05/30/06,  and incorporated herein by reference.

     (vi) Amended and Restated Distribution and Service Plan and Agreement
for Moderate Investor Fund Portfolio Class B shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (vii)Amended and Restated Distribution and Service Plan and Agreement
for Moderate Investor Fund Portfolio Class C shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (viii) Amended and Restated Distribution and Service Plan and Agreement
for Moderate Investor Fund Portfolio Class N shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (ix) Amended and Restated Service Plan and Agreement for Equity Investor
Fund Portfolio Class A shares dated 10/26/05: Previously filed with the
Registrant's Post-Effective Amendment No. 1, 05/30/06, and incorporated herein by reference.

(x)   Amended and Restated Distribution and Service Plan and Agreement for
Equity Investor Fund Portfolio Class B shares dated 10/26/05: Previously filed with the Registrant's Post-Effective Amendment No. 1, 05/30/06, and
incorporated herein by reference.

(xi)  Amended and Restated Distribution and Service Plan and Agreement for
Equity Investor Fund Portfolio Class C shares dated 10/26/05: Previously filed with the Registrant's Post-Effective Amendment No. 1, 05/30/06, and
incorporated herein by reference.

     (xii)Amended and Restated Distribution and Service Plan and Agreement
for Equity Investor Fund Portfolio Class N shares dated 10/26/05: Previously filed with the Registrant's Post-Effective Amendment No. 1, 05/30/06, and
incorporated herein by reference.

     (xiii) Amended and Restated Service Plan and Agreement for Active
Allocation Fund Portfolio Class A shares dated 10/26/05:  Previously filed with the Registrant's Post-Effective Amendment No. 1, 05/30/06, and
incorporated herein by reference.

     (xiv)Amended and Restated Distribution and Service Plan and Agreement
for Active Allocation Fund Portfolio Class B shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (xv) Amended and Restated Distribution and Service Plan and Agreement
for Active Allocation Fund Portfolio Class C shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

     (xvi)Amended and Restated Distribution and Service Plan and Agreement
for Active Allocation Fund Portfolio Class N shares dated 10/26/05:
Previously filed with the Registrant's Post-Effective Amendment No. 1,
05/30/06, and incorporated herein by reference.

(n)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
08/29/07: Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No.
333-146105), 9/14/07, and incorporated herein by reference.

(o)  (i) Power of Attorney for all Trustees/Directors and Brian W. Wixted
dated February 14, 2008: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Transition 2025 Fund (Reg. No.
333-147847), 02/20/08, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 31, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105),
09/14/07, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's
Declaration of Trust filed as Exhibit 23(a) to the Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections During the Past Two Years
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Timothy L. Abbuhl,          Treasurer  of  Centennial  Asset  Management  Corporation;  Vice
Vice President              President   and   Assistant    Treasurer   of   OppenheimerFunds

                            Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patrick Adams               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Agan,                Senior Vice President of Shareholder  Financial  Services,  Inc.
Senior Vice President       and   Shareholders    Services,    Inc.;   Vice   President   of
                            OppenheimerFunds Distributor,  Inc., Centennial Asset Management
                            Corporation and OFI Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Carl Algermissen,           Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Amato,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nicole Andersen,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Janette Aprilante,          Secretary (since December 2001) of:  Centennial Asset Management
Vice President & Secretary  Corporation,  OppenheimerFunds  Distributor,  Inc.,  HarbourView
                            Asset  Management  Corporation  (since June  2003),  Oppenheimer
                            Real Asset Management,  Inc.,  Shareholder  Financial  Services,
                            Inc., Shareholder Services,  Inc., Trinity Investment Management
                            Corporation  (since  January  2005),   OppenheimerFunds   Legacy
                            Program,  OFI Private Investments Inc. (since June 2003) and OFI
                            Institutional   Asset   Management,   Inc.  (since  June  2003).
                            Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Dmitri Artemiev             Formerly  (until  January  2007)  Analyst/Developer  at Fidelity
Assistant Vice President    Investments.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Paul Aynsley,               Formerly  Vice  President at Kepler  Equities  (December  2006 -
Vice President              February 2008)

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James F. Bailey,            Senior Vice  President  of  Shareholder  Services,  Inc.  (since
Senior Vice President       March 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Baker,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Michael Barnes,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jeff Baumgartner,           Vice President of HarbourView Asset Management Corporation.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Marc Baylin,                Vice President of OFI Institutional Asset Management, Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald B. Bellamy,          Vice President (Sales Manager of the  International
Vice President              Division) of OFI  Institutional  Asset  Management,
                            Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Emanuele Bergagnine,        Assistant Vice President of OFI Institutional  Asset Management,
Assistant Vice President    Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Rajeev Bhaman,              Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig Billings,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Bishop,           Treasurer (since October 2003) of OppenheimerFunds  Distributor,
Vice President              Inc. and  Centennial  Asset  Management  Corporation;  Assistant
                            Secretary of Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Julie Blanchard,            Formerly  Fund  Accounting  Manager  at  OppenheimerFunds,  Inc.
Assistant Vice President    (April 2006 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa I. Bloomberg,          Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Associate
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lori E. Bostrom,            Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Senior
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David J. Bowers             Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Boydell,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Britton,            Formerly  CTO/Managing  Director  of IT  Infrastructure  at GMAC
Vice President              Residential Funding Corporation (October 2000 - October 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly an Associate at Davis Polk & Wardwell  (October  2002 -
Vice President & Assistant  October 2006).
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Roger Buckley,              Formerly  Manager  in  Finance  (May  2006 -  February  2008) at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Carla Buffulin,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christine Calandrella,      Formerly  Director  of Empower  Network  (March 2007 - September
Assistant Vice President    2007);  formerly  HR Manager of Arrow  Electronics,  Inc.  (June
                            1998 - March 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Dale William Campbell,      Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patrick Campbell,           Vice   President   of   OppenheimerFunds   Distributor,    Inc.,
Vice President              Shareholder  Services,  Inc. and Shareholder Financial Services,
                            Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Debra Casey,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa Chaffee,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ronald Chibnik,             None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brett Clark,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jennifer Clark,             Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February   2008).   Assistant   Vice  President  at  Shareholder
                            Financial Services,  Inc.,  Shareholder Services,  Inc., and OFI
                            Private Investments Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

H.C. Digby Clements,        None
Senior Vice President:
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas Closs,               Formerly   (until   January   2007)   Development   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Cole,                 Formerly  Manager at  OppenheimerFunds,  Inc (May 2006 - January
Assistant Vice President    2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Eric Compton,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Gerald James Concepcion,    None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Susan Cornwell,             Senior Vice President of Shareholder  Financial  Services,  Inc.
Senior Vice President       and    Shareholder    Services,    Inc.;   Vice   President   of
                            OppenheimerFunds Distributor,  Inc., Centennial Asset Management
                            Corporation and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lauren Coulston,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Terry Crady,                Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George Curry,               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Rushan Dagli,               Vice  President  of OFI Private  Investments  Inc.,  Shareholder
Vice President              Financial Services, Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jason Davis,                Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert Dawson,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

John Delano,                None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kendra Delisa,              Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Damaris De Los Santos,      Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments  Inc.;  Vice
Vice President              President of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sara Donahue,               Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Alicia Dopico,              Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

A. Taylor Edwards,          None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Venkat Eleswarapu,          None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christopher Emanuel,        None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Falicia,              Assistant  Secretary  (as of July  2004)  of  HarbourView  Asset
Assistant Vice President    Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Matthew Farkas,             None
Vice President and
Assistant Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kristie Feinberg,           Assistant Treasurer of Oppenheimer Acquisition Corp.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William Ferguson,           Formerly  Senior  Marketing  Manager  at  ETrade  (June  2006  -
Assistant Vice President    January  2007) and Senior  Marketing  Manager  at Axa  Financial
                            (April 2000 - June 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald H. Fielding,         Vice President of OppenheimerFunds  Distributor,  Inc.; Director
Senior Vice President;      of  ICI  Mutual  Insurance  Company;   Governor  of  St.  John's
Chairman of the Rochester   College;  Chairman of the Board of  Directors  of  International
Division                    Museum of Photography at George Eastman House.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John E. Forrest,            Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Foxhoven,             Assistant Vice  President of  OppenheimerFunds  Legacy  Program;
Senior Vice President       Vice President of HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Barbara Fraser,             Secretary of OFI Trust Company (since December 2007).
Vice President & Associate
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kevin Glenn,                Formerly Tax Manager at OppenheimerFunds,  Inc. (December 2006 -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Benjamin J. Gord,           Vice President of HarbourView  Asset Management  Corporation and
Vice President              of OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Raquel Granahan,            Senior Vice  President  of OFI Private  Investments  Inc.;  Vice
Senior Vice President       President   of   OppenheimerFunds    Distributor,    Inc.,   and
                            OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Bradley Hebert,             Manager  at  OppenheimerFunds,  Inc.  (October  2004 -  February
Assistant Vice President    2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel Herrmann,            Vice President of OFI Private Investments Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Benjamin Hetrick,           Manager at OppenheimerFunds, Inc (May 2006 - December 2007).
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph Higgins,             Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Eivind Holte,               Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Brian Hourihan,             Assistant Secretary of Oppenheimer Real Asset Management,  Inc.,
Vice President & Associate  HarbourView  Asset  Management  Corporation,  OFI  Institutional
Counsel                     Asset   Management,   Inc.   (since   April  2006)  and  Trinity
                            Investment Management Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward Hrybenko,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jason Hubersberger,         None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott T. Huebl,             Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Douglas Huffman,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Huttlin,               Senior Vice President  (Director of the International  Division)
Vice President              (since  January  2004) of OFI  Institutional  Asset  Management,
                            Inc.;   Director   (since   June   2003)   of   OppenheimerFunds
                            International Distributor Limited.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen T. Ives,           Vice  President  and  Assistant  Secretary  of  OppenheimerFunds
Vice President, Senior      Distributor,  Inc. and  Shareholder  Services,  Inc.;  Assistant
Counsel & Assistant         Secretary   of   Centennial   Asset   Management    Corporation,
Secretary                   OppenheimerFunds   Legacy  Program  and  Shareholder   Financial
                            Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset   Management
Vice President              Corporation  and  OFI  Institutional  Asset  Management,   Inc.;
                            Director of OFI Trust Company.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Jennings,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager at  Deloitte & Touche LLP (as of August
Assistant Vice President    2007)

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amee Kantesaria,            Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President    (May 2005-December 2006).
                                    and
Assistant Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas W. Keffer,           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James Kennedy,              Formerly self-employed (December 2005 - September 2006).
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Keogh,              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

John Kiernan,               None
Vice President & Marketing
Compliance Manager

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Audrey Kiszla,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lisa Klassen,               Vice  President  of OFI Private  Investments  Inc.,  Shareholder
Vice President              Financial  Services,  Inc. and Shareholder  Financial  Services,
                            Inc.;  Assistant  Vice  President  of  OppenheimerFunds   Legacy
                            Program and OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Knott,              President and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President    Executive  Vice  President  of  OFI  Private  Investments  Inc.;
                            Executive  Vice   President  &  Director  of  Centennial   Asset
                            Management Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

S. Arthur Krause,           Formerly  Product  Manager  of  OppenheimerFunds,  Inc.  (as  of
Assistant Vice President    January 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Alexander Kurinets,         None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tracey Lange,               Vice  President of  OppenheimerFunds  Distributor,  Inc. and OFI
Vice President              Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President  of OFI  Institutional  Asset  Management,  Inc. as of
Senior Vice President       January 2005.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Latino,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christopher M. Leavy,       Senior Vice  President  of OFI  Private  Investments  Inc.,  OFI
Senior Vice President       Institutional  Asset  Management,  Inc., and Trinity  Investment
                            Management Corporation

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Levitt,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gang Li,                    None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Julie A. Libby,             Senior  Vice  President  and  Chief  Operating  Officer  of  OFI
Senior Vice President       Private Investments Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ian Loughlin,               Formerly  Financial Analysis Manager at  OppenheimerFunds,  Inc.
Assistant Vice President    (June 2005 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patricia Lovett,            Vice  President  of  Shareholder  Financial  Services,  Inc. and
Senior Vice President       Senior Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Misha Lozovik,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Matthew Maley,              Formerly  Operations  Manager  at  Bear  Stearns  (June  2005  -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                            Senior  Vice   President   of   HarbourView   Asset   Management

Angelo G. Manioudakis,      Corporation and of OFI  Institutional  Asset  Management,  Inc.;
Senior Vice President       Vice President of Oppenheimer Real Asset Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William T. Mazzafro,        None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Trudi McCanna,              None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Elizabeth McCormack,        Vice  President and  Assistant  Secretary of  HarbourView  Asset
Vice President              Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

John McCullough,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Joseph McDonnell,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive  Officer and
Senior Vice President       President  of  OFI  Trust  Company;  Chairman,  Chief  Executive

                            Officer,   Chief   Investment   Officer  and   Director  of  OFI
                            Institutional  Asset Management,  Inc.; Chief Executive Officer,
                            President,  Senior Managing Director and Director of HarbourView
                            Asset Management Corporation;  Chairman,  President and Director
                            of Trinity Investment Management  Corporation and Vice President
                            of Oppenheimer Real Asset Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jan Miller,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Scott Miller,               Formerly  Assistant  Vice  President  at AXA  Distributors,  LLC
Vice President              (July 2005 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nikolaos D. Monoyios,       Senior Vice  President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sarah Morrison,             Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer  Acquisition
Chairman, Chief             Corp.;   President  and  Director  of  Oppenheimer   Real  Asset
Executive Officer &         Management,   Inc.;   Chairman  and   Director  of   Shareholder
Director                    Services,   Inc.  and  Shareholder  Financial  Services,   Inc.;
                            Director   of    OppenheimerFunds    Distributor,    Inc.,   OFI
                            Institutional   Asset  Management,   Inc.,   Trinity  Investment
                            Management   Corporation,    Tremont   Group   Holdings,   Inc.,
                            HarbourView   Asset  Management   Corporation  and  OFI  Private
                            Investments  Inc.;  Executive  Vice  President of  Massachusetts
                            Mutual  Life  Insurance  Company;  Director  of DLB  Acquisition
                            Corporation;  a member  of the  Investment  Company  Institute's
                            Board of Governors.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Suzanne Murphy,             Vice President of OFI Private Investments Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christine Nasta,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Nichols,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Matthew O'Donnell,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John J. Okray,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kathleen Patton,            Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Brian Petersen,             Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Pfeffer,              Treasurer  of  Oppenheimer   Acquisition   Corp.;   Senior  Vice
Senior Vice President &     President of  HarbourView  Asset  Management  Corporation  since
Chief Financial Officer     February 2004.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

James F. Phillips,          None
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Gary Pilc,                  None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Christine Polak,            None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jodi Pullman,               Formerly  Product  Manager at  OppenheimerFunds,  Inc.  (January
Assistant Vice President    2007   -   February    2008);    Senior   Project   Manager   at
                            OppenheimerFunds, Inc. (March 2006 - January 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007)  Vice  President  at MFS  Investment
Assistant Vice President    Management.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Norma J. Rapini,            None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jason Reuter,               Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Maria Ribeiro De Castro,    None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Eric Richter,               Vice President of HarbourView Asset Management Corporation.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

David Robertson,            Senior Vice  President of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President       President   and   Director  of   Centennial   Asset   Management
                            Corporation.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert Robis,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Lucille Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Stacey Roode,               None
Senior Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Royce,              None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Adrienne Ruffle,            Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Matthew Torpey,             None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Gary Salerno,               Formerly (as of May 2007) Separate  Account  Business Liaison at
Assistant Vice President    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kurt Savallo,               Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ellen P. Schoenfeld,        None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kathleen Schmitz,           Assistant  Vice  President  of  HarbourView   Asset   Management
Assistant Vice President    Corporation.     Formerly    Fund    Accounting    Manager    at
                            OppenheimerFunds, Inc. (November 2004 - February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager  at  ADT  Security  Services
Assistant Vice President    (December 2001 - July 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Asutosh Shah,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kamal Shah,                 None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tammy Sheffer,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Nicholas Sherwood,          Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Michael Skatrud,            Formerly  (as of March 2007)  Corporate  Bond  Analyst at Putnam
Assistant Vice President    Investments.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Paul Snogren                None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of Client  Services  at XAware,  Inc.
Vice President              (October 2002 - August 2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation;   Vice   President  of  OFI   Institutional   Asset
                            Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Peter Strzalkowski,         Vice President of HarbourView  Asset  Management,  Inc. Formerly
Vice President              (as of August 2007)  Founder/Managing  Partner at Vector Capital
                            Management.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John P. Stoma,              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Carole Sumption,            Formerly Vice  President at Policy  Studies,  Inc.  (July 2003 -
Vice President              April 2007).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Sussman,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Thomas Swaney,              Vice President of HarbourView Asset Management Corporation.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Melinda Trujillo,           None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark S. Vandehey,           Vice President and Chief Compliance Officer of  OppenheimerFunds
Senior Vice President &     Distributor,  Inc., Centennial Asset Management  Corporation and
Chief Compliance Officer    Shareholder   Services,   Inc.;  Chief  Compliance   Officer  of
                            HarbourView   Asset   Management    Corporation,    Real   Asset
                            Management,  Inc., Shareholder Financial Services, Inc., Trinity
                            Investment  Management   Corporation,   OppenheimerFunds  Legacy
                            Program,  OFI Private Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vincent Vermette,           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Ryan Virag,                 None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mark Wachter,               Formerly  Manager  at  OppenheimerFunds,   Inc.  (March  2005  -
Vice President              February 2008).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Darren Walsh,               President and Director of Shareholder  Financial Services,  Inc.
Executive Vice President    and  Shareholder  Services,  Inc.  Formerly  General Manager and
                            Senior Vice  President  of Comverse  (December  2005 - September
                            2006).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Richard Walsh,              Vice President of OFI Private Investments.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Deborah Weaver,             None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Melissa Lynn Weiss,         None
Vice President & Senior
Counsel

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christine Wells,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph J. Welsh,            Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset

                            Management  Corporation;   Vice  President  of  OFI
                            Institutional Asset Management,  Inc; serves on the
                            Board of the Colorado Ballet.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Meredith Wolff,             Vice President of OppenheimerFunds Distributor, Inc.
Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Kurt Wolfgruber,            Director  of  OppenheimerFunds  Distributor,  Inc.,  Director of
President, Chief            Tremont  Group  Holdings,  Inc.,  HarbourView  Asset  Management
Investment Officer &        Corporation and OFI Institutional Asset Management,  Inc. (since
Director                    June  2003).  Management  Director  of  Oppenheimer  Acquisition

                            Corp. (since December 2005).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Geoff Youell,               None
Assistant Vice President

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel of  Centennial  Asset  Management  Corporation;
Executive Vice President &  General  Counsel and Director of  OppenheimerFunds  Distributor,
General Counsel             Inc.;  Senior Vice President and General  Counsel of HarbourView
                            Asset  Management   Corporation  and  OFI  Institutional   Asset
                            Management,  Inc.;  Senior Vice  President,  General Counsel and
                            Director of Shareholder  Financial Services,  Inc.,  Shareholder
                            Services,  Inc., OFI Private  Investments  Inc.;  Executive Vice
                            President,  General  Counsel and Director of OFI Trust  Company;
                            Director   and   Assistant    Secretary   of    OppenheimerFunds
                            International  Limited;  Vice  President,  Secretary and General
                            Counsel  of   Oppenheimer   Acquisition   Corp.;   Director  and
                            Assistant    Secretary   of    OppenheimerFunds    International
                            Distributor Limited;  Vice President of OppenheimerFunds  Legacy
                            Program; Vice President and Director of Oppenheimer  Partnership
                            Holdings Inc.;  Director of OFI Institutional  Asset Management,
                            Ltd.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Mark D. Zavanelli,          Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director and Small Cap Growth Team Leader at
Vice President              Merrill Lynch.
---------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series ofOppenheimer InternationalValue Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
   Conservative Investor Fund

   Moderate Investor Fund
   Equity Investor Fund
   Active Allocation Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal Protected Trust)

Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North  Carolina   Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
   Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC

Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc.(4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The  address of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings,  Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds  International Ltd. is Sir John Rogerson's Quay,
Dublin 2, Ireland.

The address of Trinity
Investment Management
Corporation is 301 North
Spring Street, Bellefonte,
Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601,
Central Tower, 28 Queen's Road Central, Hong Kong.

     Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

Name & Principal             Position & Office    Position & Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Apostolopoulos(1)         Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Bergeron             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)           Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Fuerman(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Charlotte Gardner(1)             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Grill(2)                  Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Garrett Harbron                  Vice President           None
8895 Hillsboro Road
Valles Mines, MO 63087

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kenneth Henry(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Keffer(2)                 Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lisa Klassen(1)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Knott(1)                 President and Director   None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Julie Libby(2)                   Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christina Loftus(2)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Saul Mendoza                     Vice President           None
503 Vincinda Crest Way
Tampa FL 33619

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher Nicholson(2)         Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Chad Noel                        Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Maria Paster(2)                  Assistant Vice           None
                                 President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Pawluk(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Aaron Pisani(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nicole Pretzel                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dustin Raring                    Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ramsey Rayan(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
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Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
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Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
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Bryant Smith                     Vice President           None

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Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
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John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
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Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111

----------------------------------------------------------------------------------
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Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
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Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
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John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
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Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
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Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
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Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
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James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
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Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
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Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Troy Testa                       Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
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Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

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Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
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Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum(1)              Vice President           None

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Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
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Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
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Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
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Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
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Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
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Julie Wimer(2)                   Assistant Vice President None
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Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
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Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
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Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
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Kurt Wolfgruber(2)               Director                 None

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Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
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Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
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Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
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John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
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Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
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Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

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Steven Zito(1)                   Vice President           None
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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of May, 2008.

                        Oppenheimer Portfolio Series

                     By:      /s/ John V. Murphy*
                        John V. Murphy, President,
                        Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

Brian F. Wruble *             Chairman of the

Brian F. Wruble               Board of Trustee              May 29, 2008

John V. Murphy*               President, Principal

John V. Murphy                Executive Officer and Trustee May 29, 2008

Brian W. Wixted*              Treasurer, Principal          May 29, 2008
Brian W. Wixted               Financial & Accounting Officer

Matthew P. Fink*              Trustee                       May 29, 2008

Matthew P. Fink

Robert G. Galli*              Trustee                       May 29, 2008

Robert G. Galli

Phillip A. Griffiths*                                       Trustee     May

29, 2008

Phillip A. Griffiths

Mary F. Miller*               Trustee                       May 29, 2008

Mary F. Miller

Joel W. Motley*               Trustee                       May 29, 2008

Joel W. Motley

Russell S. Reynolds, Jr.*     Trustee                       May 29, 2008
Russell S. Reynolds, Jr.

Joseph M. Wikler*             Trustee                       May 29, 2008

Joseph M. Wikler

Peter I. Wold*                Trustee                       May 29, 2008

Peter I. Wold

*By:  /s/ Kathleen T. Ives
      Kathleen T. Ives, Attorney-in-Fact

                         Oppenheimer Portfolio Series

                        Post-Effective Amendment No. 3

                    Registration Statement No. 333-121449

                                EXHIBIT INDEX

Exhibit No.             Description

23(j)                   Independent Registered Public Accounting Firm's
                        consent